CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents (Note 5)	$ 927,694	$ 2,529,010
Short-term investments, including related party amounts of $nil and $992 (Note 6)	333,594	206,470
Trade receivables, net (Note 7)	798,102	595,746
Accounts receivable, related parties (Note 26)	2,673	16,698
Inventory and spare parts (Note 8)	319,956	239,571
Prepaid expenses, including related party amounts of $26,722 and $1,052	232,352	364,164
Deferred tax assets (Note 24)	234,658	212,687
VAT receivable	164,761	110,288
Other current assets, including assets held for sale of $10,430 and $18,519 (Note 2)	102,813	126,694
Total current assets	3,116,603	4,401,328
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $6,196,117 and $5,098,418 (Note 9), including advances given to related parties of $96,138 and $30,667	7,971,830	7,750,617
LICENSES, net of accumulated amortization of $384,405 and $341,421 (Notes 3 and 11)	294,728	364,722
GOODWILL (Notes 3 and 12)	981,335	803,773
OTHER INTANGIBLE ASSETS, net of accumulated amortization of $ 1,516,949 and $1,278,010, including prepayments to related parties of $48,425 and $nil (Notes 3 and 13)	1,541,638	1,069,614
DEBT ISSUANCE COSTS, net of accumulated amortization of $191,453 and $114,251	104,818	127,069
INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Note 14)	241,792	220,450
INVESTMENTS IN SHARES OF SVYAZINVEST (Note 15)	0	859,669
OTHER INVESTMENTS, including related party amounts of $125,721 and $43,795 (Note 16)	128,582	48,701
OTHER NON-CURRENT ASSETS, including restricted cash of $4,719 and $6,389 (Note 17), deferred tax assets of $81,816 and $97,355 (Note 24) and related party amounts of $nil and $1,615	96,716	118,546
Total assets	14,478,042	15,764,489
CURRENT LIABILITIES:
Accounts payable, related parties (Note 26)	52,984	80,489
Trade accounts payable	629,077	509,846
Deferred connection fees, current portion (Note 20)	49,212	46,930
Subscriber prepayments and deposits	523,464	501,848
Debt, current portion (Note 18), including related party amounts of $7,558 and $31,006	256,052	801,242
Notes payable, current portion (Note 18)	492,176	1,218,084
Capital lease obligation, current portion (Note 10), including related party amounts of $141 and $1,344	8,882	3,173
Income tax payable	26,071	16,325
Accrued liabilities (Note 23)	799,804	826,701
Bitel liability (Note 32)	210,760	170,000
Other payables	106,659	104,397
Total current liabilities	3,155,141	4,279,035
LONG-TERM LIABILITIES:
Notes payable, net of current portion (Note 18)	2,830,676	1,391,549
Debt, net of current portion (Note 18), including related party amounts of $7,005 and $15,929	3,561,953	4,935,275
Capital lease obligation, net of current portion (Note 10), including related party amounts of $nil and $146	10,873	921
Deferred connection fees, net of current portion (Note 20)	106,076	116,168
Deferred taxes (Note 24)	292,070	298,453
Retirement and post-retirement obligations (Note 29)	42,430	25,537
Property, plant and equipment contributions (Note 21)	88,859	90,349
Long term accounts payable, related parties (Note 26)	0	38,273
Other long-term liabilities	146,217	140,957
Total long-term liabilities	7,079,154	7,037,482
Total liabilities	10,234,295	11,316,517
COMMITMENTS AND CONTINGENCIES (Note 32)
Redeemable noncontrolling interest (Note 28)	86,944	82,261
SHAREHOLDERS' EQUITY:
Common stock (2,096,975,792 shares with a par value of 0.1 rubles authorized and 1,993,326,138 shares issued as of December 31, 2010 and 2009, 777,396,505 of which are in the form of ADS as of December 31, 2010 and 2009) (Note 27)	50,558	50,558
Treasury stock (76,456,876 common shares at cost as of December 31, 2010 and 2009)	(1,054,926)	(1,054,926)
Additional paid-in capital	0	0
Accumulated other comprehensive loss	(771,957)	(748,422)
Retained earnings	4,901,140	5,097,462
Nonredeemable noncontrolling interest	1,031,988	1,021,039
Total shareholders' equity	4,156,803	4,365,711
Total liabilities and shareholders' equity	$ 14,478,042	$ 15,764,489

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Thousands, except Share data	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 RUB	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 RUB
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Short-term investments, related party			$ 992
Prepaid expenses, related party	26,722		1,052
Other current assets, assets held for sale	10,430		18,519
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	6,196,117		5,098,418
PROPERTY, PLANT AND EQUIPMENT, advances given to related parties	96,138		30,667
LICENSES, accumulated amortization	384,405		341,421
OTHER INTANGIBLE ASSETS, accumulated amortization	1,516,949		1,278,010
OTHER INTANGIBLE ASSETS, prepayments to related parties	48,425
DEBT ISSUANCE COSTS, accumulated amortization	191,453		114,251
OTHER INVESTMENTS, related party	125,721		43,795
OTHER NON-CURRENT ASSETS, restricted cash	4,719		6,389
OTHER NON-CURRENT ASSETS, deferred tax assets	81,816		97,355
OTHER NON-CURRENT ASSETS, related party			1,615
Debt, current portion, related party	7,558		31,006
Capital lease obligation, current portion, related party	141		1,344
Debt, net of current portion, related party	7,005		15,929
Capital lease obligation, net of current portion, related party			$ 146
Common stock, shares authorized (in shares)	2,096,975,792	2,096,975,792	2,096,975,792	2,096,975,792
Common stock, par value (in rubles per share)		0.1		0.1
Common stock, shares issued (in shares)	1,993,326,138	1,993,326,138	1,993,326,138	1,993,326,138
Common stock, in the form of ADS (in shares)	777,396,505	777,396,505	777,396,505	777,396,505
Treasury stock, common shares at cost (in shares)	76,456,876	76,456,876	76,456,876	76,456,876

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Services revenue and connection fees (including related party amounts of $52,257, $72,149 and $209,990, respectively)	$ 10,586,068	$ 9,513,353	$ 11,836,158
Sales of handsets and accessories	707,168	353,900	156,465
Total services revenue, connection fees, and sales of handsets and accessories	11,293,236	9,867,253	11,992,623
OPERATING EXPENSES
Cost of services, excluding depreciation and amortization shown separately below (including related party amounts of $43,620, $50,389 and $232,689, respectively)	2,260,888	2,011,332	2,451,978
Cost of handsets and accessories	727,682	375,444	229,992
General and administrative expenses (including related party amounts of $83,305, $66,677 and $50,457, respectively) (Note 30)	2,274,421	1,992,991	2,225,279
Provision for doubtful accounts	122,550	110,766	154,782
Impairment of long-lived assets (Note 2, 4)	127,875	75,064	1,445
Impairment of goodwill			49,891
Other operating expenses (including related party amounts of $9,796, $12,207 and $12,008, respectively)	194,181	173,114	190,109
Sales and marketing expenses (including related party amounts of $135,622, $127,106 and $222,690, respectively)	850,584	728,483	908,824
Depreciation and amortization expense	2,000,496	1,844,174	2,153,077
Net operating income	2,734,559	2,555,885	3,627,246
CURRENCY EXCHANGE AND TRANSACTION (GAIN)/LOSS	(20,238)	252,694	561,963
OTHER EXPENSES/(INCOME)
Interest income (including related party amounts of $21,640, $53,940 and $55,018)	(84,396)	(104,566)	(69,697)
Interest expense, net of capitalized interest (including related party amounts of $608, $3,613 and $9,400)	777,287	571,901	234,424
Equity in net income of associates (Note 14)	(70,649)	(60,313)	(75,688)
Change in fair value of derivatives		5,420	41,554
Impairment of investments (including related party amounts of $nil, $349,370 and $nil) (Notes 15,16)		368,355
Other expenses, net (including related party amounts of $nil, $nil and $2,967)	66,924	23,254	29,090
Total other expenses, net	689,166	804,051	159,683
Income before provision for income taxes and noncontrolling interest	2,065,631	1,499,140	2,905,600
PROVISION FOR INCOME TAXES (Note 24)	517,188	505,047	744,320
NET INCOME	1,548,443	994,093	2,161,280
NET INCOME/(LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	167,812	(20,110)	182,173
NET INCOME ATTRIBUTABLE TO THE GROUP	$ 1,380,631	$ 1,014,203	$ 1,979,107
Weighted average number of common shares outstanding - basic (in shares)	1,916,869,262	1,885,750,147	1,921,934,091
Weighted average number of common shares outstanding - diluted (in shares)	1,916,869,262	1,885,750,147	1,921,934,091
Earnings per share, basic (in dollars per share)	$ 0.72	$ 0.54	$ 1.03
Earnings per share, diluted (in dollars per share)	$ 0.72	$ 0.54	$ 1.03

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF OPERATIONS
Services revenue and connection fees, related party	$ 52,257	$ 72,149	$ 209,990
Cost of services, excluding depreciation and amortization, related party	43,620	50,389	232,689
General and administrative expenses, related party	83,305	66,677	50,457
Other operating expenses, related party	9,796	12,207	12,008
Sales and marketing expenses, related party	135,622	127,106	222,690
Interest income, related party	21,640	53,940	55,018
Interest expense, net of capitalized interest, related party	608	3,613	9,400
Impairment of investments, related party		349,370
Other expenses, net, related party			$ 2,967

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Total equity attributable to the Group	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income/(loss)	Retained earnings	Nonredeemable noncontrolling interest	Redeemable noncontrolling interest	comprehensive income/(loss)
Balances at Dec. 31, 2007	$ 8,343,149,000	$ 6,528,576,000	$ 50,558,000	$ (368,352,000)	$ 1,146,755,000	$ 785,711,000	$ 4,913,904,000	$ 1,814,573,000	$ 89,771,000
Balances (in shares) at Dec. 31, 2007			1,993,326,138	(32,476,837)
Comprehensive income/(loss):
Net income/(loss)	2,151,482,000	1,979,107,000					1,979,107,000	172,375,000	9,798,000	2,151,482,000
Currency translation adjustment, net of tax of $7,528, $7,910 and $nil for 2010, 2009 and 2008, respectively	(1,532,220,000)	(1,228,354,000)				(1,228,354,000)		(303,866,000)		(1,532,220,000)
Change in fair value of derivatives, net of tax of $(6,357), $5,895 and $3,826 for 2010, 2009 and 2008, respectively (Note 22)	(16,359,000)	(16,359,000)				(16,359,000)				(16,359,000)
Unrecognized actuarial gains (losses), net of tax of $nil for 2010, 2009 and 2008, respectively (Note 29)	1,621,000	536,000				536,000		1,085,000		1,621,000
Total comprehensive income/(loss)	604,524,000	734,930,000						(130,406,000)		604,524,000
Dividends declared MTS	(1,260,089,000)	(1,221,893,000)					(1,221,893,000)	(38,196,000)
Stock options of MTS exercised (Note 25)	9,183,000	9,183,000		1,432,000	7,751,000
Stock options of MTS exercised (Note 25) (in shares)				1,397,256
Put option of Comstar-UTS exercised (Note 22)	(271,136,000)	3,336,000			(9,358,000)	12,694,000		(274,472,000)
Accrued compensation costs (Note 25)	3,489,000	3,489,000			3,489,000
Repurchase of common stock of MTS	(1,059,833,000)	(1,059,833,000)		(1,059,833,000)
Repurchase of common stock of MTS (in shares)				(77,193,757)
Reorganization of Comstar Direct (Note 3)	(26,822,000)	(6,539,000)			(6,539,000)			(20,283,000)
Change in fair value of noncontrolling interest of K-Telecom	(2,730,000)	(2,730,000)					(2,730,000)		2,730,000
Change in fair value of noncontrolling interest of Dagtelecom	(43,449,000)	(43,449,000)					(43,449,000)		43,449,000
Effect of acquisition of Sistema Telecom	(15,518,000)	(15,518,000)			(15,518,000)
Increase in ownership of TS-Retail (Note 3)	7,290,000	2,104,000			2,104,000			5,186,000
Increase in ownership in subsidiaries (Note 3)	(6,353,000)							(6,353,000)
Cash paid by Comstar-UTS for the acquisition of Stream TV	(86,842,000)	(51,577,000)			(51,577,000)			(35,265,000)
Balances at Dec. 31, 2008	6,194,863,000	4,880,079,000	50,558,000	(1,426,753,000)	1,077,107,000	(445,772,000)	5,624,939,000	1,314,784,000	145,748,000
Balances (in shares) at Dec. 31, 2008			1,993,326,138	(108,273,338)
Comprehensive income/(loss):
Net income/(loss)	989,734,000	1,014,203,000					1,014,203,000	(24,469,000)	4,359,000	989,736,000
Currency translation adjustment, net of tax of $7,528, $7,910 and $nil for 2010, 2009 and 2008, respectively	(226,297,000)	(196,819,000)				(196,819,000)		(29,478,000)	(4,399,000)	(226,297,000)
Change in fair value of derivatives, net of tax of $(6,357), $5,895 and $3,826 for 2010, 2009 and 2008, respectively (Note 22)	(23,579,000)	(23,579,000)				(23,579,000)				(23,579,000)
Unrecognized actuarial gains (losses), net of tax of $nil for 2010, 2009 and 2008, respectively (Note 29)	2,811,000	1,003,000				1,003,000		1,808,000		2,811,000
Total comprehensive income/(loss)	742,669,000	794,808,000						(52,139,000)		742,671,000
Dividends declared MTS	(1,222,386,000)	(1,221,381,000)					(1,221,381,000)	(1,005,000)
Dividends Metro-Telecom	(4,602,000)	(4,371,000)					(4,371,000)	(231,000)
Accrued compensation costs (Note 25)	1,173,000	1,173,000			1,173,000
Acquisition of Comstar-UTS	(1,322,258,000)	(1,322,258,000)			(1,066,145,000)		(256,113,000)
Legal acquisition of Stream-TV (Note 3)	(3,043,000)	(1,573,000)			(1,616,000)	43,000		(1,470,000)
Dividends paid to noncontrolling interest of K-Telecom									(12,503,000)
Change in fair value of noncontrolling interest of K-Telecom	7,495,000	7,495,000					7,495,000		(7,495,000)
Effect of acquisition of Sistema Telecom	(12,402,000)	(12,402,000)					(12,402,000)
Increase in ownership in subsidiaries (Note 3)	(15,798,000)	223,102,000		371,827,000	(10,519,000)	(83,298,000)	(54,908,000)	(238,900,000)	(43,449,000)
Increase in ownership in subsidiaries (Note 3) (in shares)				31,816,462
Balances at Dec. 31, 2009	4,365,711,000	3,344,672,000	50,558,000	(1,054,926,000)		(748,422,000)	5,097,462,000	1,021,039,000	82,261,000
Balances (in shares) at Dec. 31, 2009			1,993,326,138	(76,456,876)
Comprehensive income/(loss):
Net income/(loss)	1,541,845,000	1,380,631,000			0	0	1,380,631,000	161,214,000	6,598,000	1,541,845,000
Currency translation adjustment, net of tax of $7,528, $7,910 and $nil for 2010, 2009 and 2008, respectively	(53,605,000)	(45,257,000)				(45,257,000)		(8,348,000)	940,000	(53,605,000)
Change in fair value of derivatives, net of tax of $(6,357), $5,895 and $3,826 for 2010, 2009 and 2008, respectively (Note 22)	25,428,000	25,428,000				25,428,000				25,428,000
Unrecognized actuarial gains (losses), net of tax of $nil for 2010, 2009 and 2008, respectively (Note 29)	(7,151,000)	(3,706,000)				(3,706,000)		(3,445,000)		(7,151,000)
Total comprehensive income/(loss)	1,506,517,000	1,357,096,000						149,421,000		1,506,517,000
Dividends declared MTS	(964,744,000)	(953,192,000)					(953,192,000)	(11,552,000)	(14,973,000)
Dividends Metro-Telecom	(11,115,000)	(11,115,000)					(11,115,000)
Gain on transfer of asset from Sistema	4,066,000	2,603,000					2,603,000	1,463,000
Accrued compensation costs (Note 25)	614,000	614,000					614,000
Change in fair value of noncontrolling interest of K-Telecom	(12,118,000)	(12,118,000)					(12,118,000)		12,118,000
Acquisition of Metro-Telecom	(11,070,000)	(11,070,000)					(11,070,000)
Effect of acquisition of Sistema Telecom	(439,455,000)	(439,455,000)					(439,455,000)
Acquisition of Multiregion	24,244,000							24,244,000
Recognition of put option in Comstar-UTS	(11,636,000)	(11,636,000)					(11,636,000)
Increase in ownership in subsidiaries (Note 3)	(294,211,000)	(141,584,000)					(141,584,000)	(152,627,000)
Balances at Dec. 31, 2010	$ 4,156,803,000	$ 3,124,815,000	$ 50,558,000	$ (1,054,926,000)	$ 0	$ (771,957,000)	$ 4,901,140,000	$ 1,031,988,000	$ 86,944,000
Balances (in shares) at Dec. 31, 2010			1,993,326,138	(76,456,876)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Currency translation adjustment, tax	$ 7,528	$ 7,910
Change in fair value of derivatives, tax	(6,357)	5,895	3,826
Unrecognized actuarial gains (losses), tax

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,548,443	$ 994,093	$ 2,161,280
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,000,496	1,844,174	2,153,077
Currency exchange and transaction (gain)/loss	(98,706)	212,510	574,943
Impairment of investments		368,355
Impairment of long-lived assets (Note 2, 4)	127,875	75,064	1,445
Impairment of goodwill			49,891
Debt issuance cost amortization	89,244	36,892	22,087
Amortization of deferred connection fees	(95,706)	(67,057)	(95,080)
Equity in net income of associates (Note 14)	(70,649)	(60,313)	(75,688)
Provision for doubtful accounts	122,550	110,766	154,782
Inventory obsolescence expense and other provisions	27,826	12,225	3,870
Deferred tax (benefit)/loss	(45,449)	101,524	(207,796)
Write-off of non-recoverable VAT receivable	2,534	9,652	48,374
Change in fair value of derivatives		5,420	41,554
Other non-cash items	57,021	6,265	(4,476)
Changes in operating assets and liabilities:
Increase in accounts receivable	(301,764)	(216,654)	(157,476)
(Increase) / decrease in inventory	(105,859)	(111,998)	5,938
Decrease / (increase) in prepaid expenses and other current assets	141,976	14,299	(266,817)
(Increase)/decrease in VAT receivable	(53,265)	8,914	128,335
Increase in trade accounts payable, accrued liabilities and other current liabilities	222,630	222,744	462,065
Dividends received	47,973	25,355	26,692
Net cash provided by operating activities	3,617,170	3,592,230	5,027,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net of cash acquired	(195,106)	(270,540)	(86,951)
Purchases of property, plant and equipment	(1,914,331)	(1,942,402)	(2,207,861)
Purchases of intangible assets	(732,786)	(385,907)	(404,964)
Proceeds from sale of property, plant and equipment and assets held for sale	6,790	28,606	35,636
Purchases of short-term investments	(672,286)	(513,933)	(583,468)
Proceeds from sale of short-term investments	577,623	649,483	602,662
Purchase of a derivative financial instrument			(19,422)
Purchase of other investments	(109,448)	(613)	(38,312)
Proceeds from sale of shares in Svyazinvest	843,158
Proceeds from sales of other investments	15,989	44,003	426
Investments in and advances to associates	(2,900)	1,950	(3,654)
Decrease in restricted cash	1,670	17,182	7,522
Net cash used in investing activities	(2,181,627)	(2,372,171)	(2,698,386)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock options exercised			9,183
Cash payments for the acquisitions of subsidiaries from related parties and non-controlling interests (Note 3)	(739,756)	(1,345,820)	(124,960)
Repurchase of Comstar-UTS shares (Note 3)			(100,000)
Contributions from SMM, related party			4,439
Proceeds from issuance of notes	1,560,028	1,003,226	986,004
Repurchase of common stock			(1,059,833)
Repayment of notes	(862,403)	(9,182)	(565,074)
Notes and debt issuance cost	(65,697)	(105,137)	(6,693)
Capital lease obligation principal paid	(12,841)	(15,592)	(14,785)
Dividends paid	(975,822)	(1,266,102)	(1,147,729)
Proceeds from loans	2,839,644	3,598,100	912,225
Loan principal paid	(4,779,595)	(1,728,544)	(572,425)
Net cash (used in)/ provided by financing activities	(3,036,442)	130,949	(1,679,648)
Effect of exchange rate changes on cash and cash equivalents	(417)	42,015	(340,292)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(1,601,316)	1,393,023	308,674
CASH AND CASH EQUIVALENTS, beginning of the year	2,529,010	1,135,987	827,313
CASH AND CASH EQUIVALENTS, end of the year	927,694	2,529,010	1,135,987
SUPPLEMENTAL INFORMATION:
Income taxes paid	400,116	432,066	1,035,095
Interest paid	671,354	510,784	285,212
Non-cash investing and financing activities:
Contributed property, plant and equipment	2,814	3,213	3,194
Additions to network equipment and software under capital lease		830	5,673
Purchase of Comstar-UTS' shares funded by issuing of the promissory note			365,552
Equipment acquired through vendor financing		27,983	13,198
Amounts owed for capital expenditures	180,528	236,364	604,641
Payable related to business acquisitions	$ 23,281	$ 37,985	$ 31,719

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2010
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        Business of the Group—Open Joint-Stock Company Mobile TeleSystems ("MTS OJSC", or "the Company") was incorporated on March 1, 2000, through the merger of MTS CJSC and RTC CJSC, its wholly-owned subsidiary. MTS CJSC started its operations in the Moscow license area in 1994 and then began expanding through Russia and the CIS.

        In these notes, "MTS" or the "Group" refers to Mobile TeleSystems OJSC and its subsidiaries.

        The Group provides a wide range of telecommunications services, including voice and data transmission, internet access, various value added services through wireless and fixed lines as well as selling equipment and accessories. The Group's principal operations are located in Russia, Ukraine, Uzbekistan, Turkmenistan and Armenia.

        MTS completed its initial public offering in 2000 and listed its shares of common stock, represented by American Depositary Shares, or ADSs, on the New York Stock Exchange under the symbol "MBT". Since 2003 common shares of MTS OJSC have been traded on the Moscow Interbank Currency Exchange ("MICEX").

        During the year ended December 31, 2009, the Group started to expand its own retail network, operated by Russian Telephone Company CJSC, a wholly owned subsidiary of MTS OJSC. During 2009 and 2010 the Group, following this strategy, acquired a number of Russian federal and regional mobile retailer operators (Note 3).

        During the year ended December 31, 2009 through a series of transactions the Group acquired a 61.97% stake in Open Joint-Stock Company Comstar—United TeleSystems ("Comstar-UTS"), a provider of fixed line telecommunication services in Russia and the CIS, from Joint-Stock Financial Corporation Sistema ("Sistema"). Acquisition of Comstar-UTS provided access to important growth markets in commercial and residential broadband which gives rise to the development of convergent telecommunication services.

        In September 2010 the Group increased its ownership interest in Comstar-UTS to 70.97% through a voluntary tender offer (Note 3). Furthermore, on December 23, 2010 an extraordinary general meeting of the Company's shareholders approved the merger of Comstar-UTS and a number of MTS' subsidiaries into MTS OJSC. The merger is a part of the Group's strategy aimed at provision of integrated telecommunication services. After the balance sheet date, the Group redeemed Comstar-UTS shares held and put by non-controlling interest shareholders within the limit set forth by the Russian law at a specified price. The remaining 98,853,996 of Comstar-UTS shares held by non-controlling interest shareholders were converted into existing MTS treasury shares as well as newly issued MTS shares at an exchange ratio of 0.825 MTS ordinary shares for each Comstar-UTS ordinary share. As a result, the charter capital of MTS OJSC increased by 73,087,006 ordinary shares to a total of 2,066,413,144 ordinary shares.

        Ownership—As of December 31, 2010 and 2009, MTS' shareholders of record and their respective percentage direct interests in outstanding shares were as follows:

	December 31,
	2010	2009
Sistema	33.2%	33.2%
Sistema Holding Limited ("Sistema Holding"), a subsidiary of Sistema	10.1%	10.1%
Invest-Svyaz CJSC ("Invest-Svyaz"), a subsidiary of Sistema	8.4%	8.4%
VAST LLC ("VAST"), a subsidiary of Sistema	—	3.1%
Sistema Telecom Activy LLC ("STA"), a subsidiary of Sistema	3.1%	—
ADS Holders	40.6%	40.6%
Free float, GDR Holders and others	4.6%	4.6%

	100.0%	100.0%

        The effective ownership of Sistema in MTS was 54.8% as of December 31, 2010 and 2009, respectively.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

        Accounting principles—The Group's entities maintain accounting books and records in local currencies of their domicile in accordance with the requirements of respective accounting and tax legislation. The accompanying consolidated financial statements have been prepared in order to present MTS financial position and its results of operations and cash flows in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and are expressed in terms of U.S. Dollars.

        The accompanying consolidated financial statements differ from the financial statements used for statutory purposes in that they reflect certain adjustments, not recorded on the entities' books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments are related to revenue recognition, foreign currency translation, deferred taxation, consolidation, acquisition accounting, depreciation and valuation of property, plant and equipment, intangible assets and investments.

        Basis of consolidation—Wholly-owned and majority-owned subsidiaries where the Group has operating and financial control are consolidated. All intercompany accounts and transactions are eliminated upon consolidation. Those ventures where the Group exercises significant influence but does not have operating and financial control are accounted for using the equity method. Investments in which the Group does not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method and included in other investments in the consolidated statements of financial position. The Group's share in the net income of unconsolidated associates is included in other income in the accompanying consolidated statements of operations and disclosed in Note 14. Results of operations of subsidiaries acquired are included in the consolidated statements of operations from the date of their acquisition.

        The acquisition of majority ownership interests in TS-Retail, Metro-Telecom and Sistema Telecom, entities under common control of Sistema, during the year ended December 31, 2010 (Note 3) resulted in retrospective adjustment of the Group' consolidated financial statements. Assets and liabilities acquired were recorded at the historical carrying value and the consolidated financial statements were retroactively restated to reflect the Group as if these businesses had been owned since the beginning of the earliest period presented. The following table presents the significant effects of this restatement.

	As previously reported	Effect of entities acquired from Sistema	Eliminations	As restated
As of December 31, 2009:
Total current assets	$4,394,956	$29,348	$(22,976)	$4,401,328
Property, plant and equipment, net	7,745,331	5,286	—	7,750,617
Intangible assets, net	2,235,831	2,278	—	2,238,109
Investments	1,159,012	—	(30,192)	1,128,820
Other non-current assets	245,615	—	—	245,615

Total assets	15,780,745	36,912	(53,168)	15,764,489

Total current liabilities	4,257,933	74,234	(53,132)	4,279,035
Total long-term liabilities	7,037,482	—	—	7,037,482

Total liabilities	11,295,415	74,234	(53,132)	11,316,517

Redeemable noncontrolling interest	82,261	—	—	82,261
Shareholders' equity attributable to the Group	3,376,950	(32,242)	(36)	3,344,672
Nonredeemable noncontrolling interests	1,026,119	(5,080)	—	1,021,039

Total equity	$4,403,069	$(37,322)	$(36)	$4,365,711

For the year ended December 31, 2009:
Net operating revenue	$9,823,542	$95,910	$(52,199)	$9,867,253
Net operating income	2,547,567	8,301	17	2,555,885
Income before provision for income taxes and noncontrolling interests	1,494,730	4,393	17	1,499,140
Net income	990,775	3,301	17	994,093
Net income attributable to the Group	1,004,479	9,707	17	1,014,203
EPS, basic and diluted, U.S. Dollars	0.53			0.54
For the year ended December 31, 2008:
Net operating revenue	$11,900,934	$122,187	$(30,498)	$11,992,623
Net operating income	3,647,336	(19,845)	(245)	3,627,246
Income before provision for income taxes and noncontrolling interests	2,930,059	(24,214)	(245)	2,905,600
Net income	2,187,178	(25,653)	(245)	2,161,280
Net income attributable to the Group	2,000,119	(20,767)	(245)	1,979,107
EPS, basic and diluted, U.S. Dollars	1.04			1.03

        As of December 31, 2010 and 2009, the Company had investments in the following significant legal entities:

		December 31,
	Accounting method	2010	2009
Sibintertelecom	Consolidated	100.0%	100.0%
Dagtelecom	Consolidated	100.0%	100.0%
Russian Telephone Company ("RTC")	Consolidated	100.0%	100.0%
Evrotel	Consolidated	100.0%	100.0%
MTS Ukraine(1)	Consolidated	100.0%	100.0%
Uzdunrobita	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
MTS Bermuda(3)	Consolidated	100.0%	100.0%
Multiregion	Consolidated	100.0%	—
K-Telecom	Consolidated	80.0%	80.0%
Comstar-UTS	Consolidated	73.3%	64.0%
Metro-Telecom	Consolidated	95.0%	—
MTS International	Consolidated	VIE	—
Sistema Telecom	Consolidated	100.0%	—
TS-Retail	Consolidated/Equity	96.0%	34.6%
MTS Belarus	Equity	49.0%	49.0%
Intellect Telecom	Equity	22.5%	—
(1)
Legal entity Ukrainian Mobile Communications was renamed to MTS Ukraine in 2010.

(2)
Represents beneficial ownership.

(3)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

        The Group consolidates MTS International Funding Limited ("MTS International"), a private company organized and existing as a private limited company under the laws of Ireland, which qualified as a variable interest entity under ASC 810, Consolidation. The Group is the primarily beneficiary of MTS International. MTS International was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 MTS International issued  $750.0 million 8.625% notes due in 2020 (Note 18). Total liabilities of the consolidated variable interest entity amounted to  $751.6 million as of December 31, 2010.

        Functional currency translation methodology—As of December 31, 2010, the functional currencies of Group entities were as follows:

  •
  For entities incorporated in the Russian Federation, MTS Bermuda, MTS Finance and MTS International—the Russian ruble ("RUB");

  •
  For MTS Ukraine—Ukrainian hryvnia;

  •
  For the Turkmen branch of BCTI—the Turkmenian manat;

  •
  For K-Telecom—the Armenian dram;

  •
  For MTS-Belarus—the Belarusian ruble; and

  •
  For Uzdunrobita and other entities—the U.S. Dollar ("USD").

        The Group's reporting currency is U.S. Dollars. Remeasurement of the financial statements into functional currencies, where applicable, and translation of financial statements into U.S. Dollars has been performed as follows:

        For entities whose records are not maintained in their functional currencies, monetary assets and liabilities have been remeasured at the period-end exchange rates. Non-monetary assets and liabilities have been remeasured at historical rates. Revenues, expenses and cash flows have been remeasured at average rates. Remeasurement differences resulting from the use of these rates have been accounted for as currency exchange and transaction gains and losses in the accompanying consolidated statements of operations.

        For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end statement of financial position items have been translated into U.S. Dollars at the period-end exchange rate. Revenues and expenses have been translated at the average exchange rate for the period. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

        Management estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Significant estimates include the allowance for doubtful accounts, allowance for inventory obsolescence, valuation of assets acquired and liabilities assumed in business combinations, income tax benefits, the recoverability of investments, goodwill, intangible assets and other long-lived assets, valuation of certain accrued liabilities and valuation of financial instruments.

        Cash and cash equivalents—Cash and cash equivalents represent cash on hand and in bank accounts and short-term investments, including term deposits, having original maturities of less than three months.

        Short-term investments and loans—Short-term investments generally represent investments in promissory notes, loans and time deposits which have original maturities in excess of three months but less than twelve months. These investments are being accounted for at amortized cost.

        Accounts receivable—Accounts receivable are stated net of allowance for doubtful accounts.Concentrations of credit risk with respect to trade receivables are limited due to a highly diversified customer base, which includes a large number of individuals, private businesses and state-financed institutions.

        Provision for doubtful accounts—The Group provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable, advances given, loans and other receivables. Such allowance reflects either specific cases, collection trends or estimates based on evidence of collectability. For changes in the provision for doubtful accounts receivable see Note 7.

        Prepaid expenses—Prepaid expenses primarily comprise advance payments made to vendors for inventory and services.

        Inventory and spare parts—Inventory and spare parts mainly consists of handsets and accessories held for sale, cables and spare parts to be used for equipment maintenance within the next twelve months and advertising materials. Inventory is stated at the lower of cost or market value. Inventory cost is determined using the weighted average cost method.

        Handsets and accessories held for sale are expensed when sold. The Group periodically assesses its inventories for obsolete and slow-moving stock.

        Value-added tax ("VAT")—Value-added tax related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred for purchases may be reclaimed from the state, subject to certain restrictions, against VAT related to sales.

        Assets held for sale—In 2006, Group management decided to discontinue use of certain telecommunication equipment ("Lucent equipment") in accordance with the Group's network development strategy. The Group accounts for Lucent equipment in accordance with the authoritative guidance on property, plant and equipment, and reports Lucent equipment at the lower of its carrying amount or fair value less costs to sell. The fair value of these assets held for sale was determined based on disposal contract value and considered a Level 3 valuation as it was based on significant unobservable inputs. The equipment had a fair value less costs to sell of approximately  $10.4 million and  $18.5 million as of December 31, 2010 and 2009, respectively.

        The Group initially negotiated with a third party to sell this equipment during the year ended December 31, 2007. However, due to the wide range of geographical areas in which the equipment was located and its diversity, the Group reconsidered the time needed to sell the equipment in 2007 and, as a result, the original plan of sale was extended. The amount of Lucent equipment sold during 2008, 2009 and 2010 equaled  $12.8 million,  $25.2 million and  $8.1 million respectively. The remaining part of Lucent equipment held for sale in the amount of  $10.4 million is expected to be sold during 2011 and was classified as other current assets in the accompanying consolidated statement of financial position as of December 31, 2010.

        Long-term investments and loans—Long-term financial instruments consist primarily of long-term investments and loans and long-term debt. Since quoted market prices are not readily available for all of its long-term investments and loans, the Group estimates their fair values based on the use of estimates incorporating various unobservable market inputs.

        The Group does not discount promissory notes of and loans granted to related parties, interest rates on which are different from market rates. Accordingly, fair value of such notes and loans may be different from their carrying value.

        Property, plant and equipment—Property, plant and equipment, including improvements that extend useful lives, are stated at cost. Property, plant and equipment contributed to MGTS free of charge are capitalized at their fair value at the date of transfer, and corresponding liability is recorded and amortized to the consolidated statements of operations over the contributed asset's useful life. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life as follows:

Mobile telecommunications equipment	4 - 12 years
Fixed line telecommunications equipment	7 - 31 years
Leasehold improvements	Lesser of estimated useful life and lease term (1 - 10 years)
Buildings and constructions	20 - 94 years
Other fixed assets	3 - 25 years

        Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized. Interest expense incurred during the construction phase of MTS' network is capitalized as part of property, plant and equipment until the relevant projects are completed and placed into service.

        Asset retirement obligations—The Group calculates asset retirement obligations and an associated asset retirement cost when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group's obligations relate primarily to the cost of removing its equipment from sites. The Group recorded the present value of asset retirement obligations as other long-term liabilities in the consolidated statement of financial position.

        License costs—License costs are capitalized as a result of (a) the purchase price allocated to licenses acquired in business combinations and (b) licenses purchased directly from government organizations, which require license payments.

        The Group's operating licenses do not provide for automatic renewal. As of December 31, 2010, all licenses covering the territories of the Russian Federation were renewed. The cost to renew the licenses was not significant.

        The Group has limited experience with the renewal of its existing licenses covering the territories of the Group's foreign subsidiaries. Licenses for provision of telecommunication services in MTS Ukraine, Uzdunrobita and K-Telecom are valid up to 2013, 2016 and 2019, respectively. The license in Turkmenistan was suspended by the Turkmenistan Ministry of Communications in December 2010 which resulted in cessation of Group's operational activity in Turkmenistan (Note 4). Management believes that licenses required for the Group's operations will be renewed upon expiration, though there is no assurance of such renewals and the Group has limited experience in seeking renewal of such licenses.

        License costs are being amortized during the initial license period without consideration of possible future renewals, subject to periodic review for impairment, on a straight-line basis over the period of validity, which varies from three to fifteen years.

        Other intangible assets and goodwill—Intangible assets represent various purchased software costs, telephone numbering capacity, acquired customer base, rights to use radio frequencies and rights to use premises. A part of the rights to use premises was contributed by shareholders to the Group's charter capital. Telephone numbering capacity with a finite contractual life is being amortized over the contract period which varies from two to ten years. The rights to use premises are being amortized over five to fifteen years. Amortization of numbering capacity costs starts immediately upon the purchase of numbering capacity. Telephone numbering capacity with unlimited contractual life is not amortized, but is reviewed, at least annually, for impairment in accordance with the authoritative guidance on intangibles.

        For acquisitions before January 1, 2009 goodwill represents an excess of the consideration paid over the fair market value of net identifiable assets acquired in purchase business combination and is not amortized. For the acquisitions after January 1, 2009 goodwill is determined as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is reviewed for impairment at least annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with the authoritative guidance on intangibles, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill (see Note 12).

        Software and other intangible assets are amortized over one to fifty years. Customer bases are amortized on a straight-line basis over their respective estimated average subscriber life, being from 20 to 240 months. Rights to use radio frequencies are amortized over the period of their contractual life, being from two to fifteen years. All finite-life intangible assets are amortized using the straight-line method.

        Impairment of long-lived assets—The Group periodically evaluates the recoverability of the carrying amount of its long-lived assets. Whenever events or changes in circumstances indicate that the carrying amounts of those assets may not be recoverable, the Group compares undiscounted net cash flows estimated to be generated by those assets to the carrying amount of those assets. When the undiscounted cash flows are less than the carrying amounts of the assets, the Group records impairment losses to write the asset down to fair value, measured by the estimated discounted net future cash flows expected to be generated from the use of the assets. Impairment of property, plant and equipment and intangible assets amounted to  $127.9 million,  $75.1 million and  $1.4 million for the years ended December 31, 2010, 2009 and 2008, respectively. The impairment loss in the amount of  $119.6 million for the year ended December 31, 2010 was recognized as a result of license suspension from the Group's subsidiary in Turkmenistan (Note 4).

        Impairment of investments—Management periodically assesses the recoverability of the carrying values of investments and, if necessary, records impairment losses to write the investments down to fair value (see Note 15 and 16).

        Leasing arrangements—Entities of the Group lease operating facilities which include switches, other network equipment, vehicles, premises and sites to install base stations equipment and towers. Rentals payable under operating leases are charged to the statement of operation on a straight line basis over the term of the relevant lease. For capital leases, the present value of future minimum lease payments at the inception of the lease is reflected as an asset and a liability in the statement of financial position. Amounts due within one year are classified as short-term liabilities and the remaining balance as long-term liabilities.

        Subscriber prepayments—The Group requires the majority of its customers to pay in advance for telecommunications services. All amounts received in advance of services provided are recorded as a subscriber prepayment liability and are not recorded as revenues until the related services have been provided to the subscriber.

        Treasury stock—Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders' equity in the Group's consolidated financial statements.

        Revenue recognition—Revenue includes all revenues from the ordinary business activities of the Group. Revenues are recorded net of value-added tax. They are recognized in the accounting period in which they are earned in accordance with the realization principle.

        Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or period of time (monthly subscription fees).

        Upfront fees received for connection of new subscribers, installation and activation of wireless, wireline and data transmission services ("connection fees") are deferred and recognized over the estimated average subscriber life, as follows:

Mobile subscribers	1 - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

        The Group calculates an average life of mobile subscribers for each region in which it operates and amortizes regional connection fees.

        Sales of handsets and accessories—The Group sells wireless handsets and accessories to customers who are entering into contracts for service and also as separate distinct transactions. The Group recognizes revenues from the sale of wireless handsets and accessories when the products are delivered to and accepted by the customer, as it is considered to be a separate earnings process from the sale of wireless services in accordance with the authoritative guidance on multiple-element arrangements. The costs of wireless handsets and accessories, whether sold to subscribers through the distribution channel or as part of the service contract, are expensed when the associated revenue is recognized.

        Customer incentives—Incentives provided to customers are usually offered on signing a new contract or as part of a promotional offering. Incentives, representing the reduction of the selling price of the service (free minutes and discounts) are recorded in the period to which they relate, when the respective revenue is recognized, as a reduction to both accounts receivable and revenue. However, if the sales incentive is a free product or service delivered at the time of sale, the cost of the free product or service is classified as an expense. In particular, the Group sells handsets at prices below cost to contract subscribers. Such subsidies are recognized in the cost of handsets and accessories when the sale is recorded.

        Prepaid cards—The Group sells prepaid cards to subscribers, separately from the handset. Prepaid cards, used as a method of cash collection, are accounted for as customer advances. These cards allow subscribers to make a predetermined allotment of wireless phone calls and/or take advantage of other services offered by the Group, such as short messages and value-added services. Revenue from the sale of prepaid cards is deferred until the service is rendered to the customer uses the airtime or the card expires.

        Roaming discounts—The Group enters into roaming discount agreements with a number of wireless operators. According to the terms of the agreements the Group is obliged to provide and entitled to receive a discount that is generally dependant on the volume of inter operator roaming traffic. The Group accounts for rebates received from and granted to roaming partners in accordance with the authoritative guidance on customer payments and incentives. The Group uses various estimates and assumptions, based on historical data and adjusted for known changes, to determine the amount of discount to be received or granted. Such estimates are adjusted monthly to reflect newly-available information. The Group accounts for discounts received as a reduction of roaming expenses and rebates granted as reduction of roaming revenue. The Group considers terms of the various roaming discount agreements in order to determine the appropriate presentation of the amounts receivable from and payable to its roaming partners in its consolidated statement of financial position.

        Income taxes—The Group recognizes income tax positions if it is more likely than not that they will be sustained on a tax audit, including resolution of related appeals or litigation processes, if any, and measures them as the largest amount which is more than 50% likely of being realized upon ultimate settlement. Deferred tax assets and liabilities are recognized for the expected future tax consequences of existing differences between financial reporting and tax reporting bases of assets and liabilities, and for the loss or tax credit carry-forwards using enacted tax rates expected to be in effect at the time these differences are realized. Valuation allowances are recorded for deferred tax assets for which it is more likely than not that the assets will not be realized (see Note 24). Interests and penalties related to uncertain tax positions are recognized in income tax expense.

        Sales and marketing expenses—Sales and marketing expenses consist primarily of dealers' commissions and advertising costs. Dealers' commissions are linked to revenues received during the six-month period from the date a new subscriber is activated by a dealer. MTS expenses these costs as incurred. Advertising costs for the years ended December 31, 2010, 2009 and 2008, were  $319.7 million,  $321.0 million and  $459.9 million, respectively.

        Borrowing costs—Borrowing costs include interest incurred on existing indebtedness and debt issuance costs. Interest costs for assets that require a period of time to get them ready for their intended use are capitalized and amortized over the estimated useful lives of the related assets. The capitalized interest costs for the years ended December 31, 2010, 2009 and 2008 were  $43.9 million,  $72.3 million and  $84.5 million, respectively. Debt issuance costs are capitalized and amortized over the term of the respective borrowings using the effective interest method. Interest expense net of amounts capitalized and amortization of debt issuance costs, for the years ended December 31, 2010, 2009 and 2008, were  $688.0 million,  $535.0 million and  $212.3 million, respectively.

        Retirement benefit and social security costs—The Group contributes to the local state pension and social funds, on behalf of all its employees.

        In Russia all social contributions paid during the year ended December 31, 2010 are represented by payments to governmental social funds, including Pension Fund of the Russian Federation, Social Security Fund of the Russian Federation, Medical Insurance Fund of the Russian Federation. A direct contribution to those funds replaced payments of unified social tax ("UST") since UST was abolished effective January 1, 2010. The contributions are expensed as incurred. The amount of social contributions paid by the Group in Russia amounted to  $127.6 million,  $96.3 million and  $122.3 million in 2010, 2009 and 2008, respectively.

        MGTS, a subsidiary of the Group, has historically offered its employees certain benefits upon and after retirement. The cost of such benefits includes current service costs and amortization of prior service costs. The expense is recognized during an employee's years of active service with MGTS. The recognition of expense for retirement pension plans is significantly impacted by estimates made by management such as discount rates used to value certain liabilities, expected return on assets, future rates of compensation increase and other related assumptions. The Group accounts for pension plans in accordance with the requirements of the FASB authoritative guidance on retirement benefits.

        In Ukraine, Uzbekistan, Turkmenistan and Armenia the subsidiaries of the Group are required to contribute a specified percentage of each employee payroll up to a fixed limit to the local pension fund, unemployment and social security funds. Payments to the pension fund in Ukraine amounted to  $70.5 million,  $64.9 million and  $14.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts contributed to the pension funds in Uzbekistan, Turkmenistan and Armenia were not significant.

        Earnings per share—Basic earnings per share ("EPS") have been determined using the weighted average number of MTS shares outstanding during the year. Diluted EPS reflect the potential dilutive effect of stock options granted to employees.

        Financial instruments and hedging activities—From time to time to optimize the structure of business acquisitions and to defer payment of the purchase price the Group enters into put and call option agreements to acquire the remaining noncontrolling stakes in newly acquired subsidiaries. These put and call option agreements are classified as redeemable securities and are accounted for at redemption value which is generally the fair value of redeemable noncontrolling interests as of the reporting date. Fair value of redeemable noncontrolling interests is assessed based on discounted future cash flows of the acquired entity ("Level 3" significant unobservable inputs of the hierarchy established by the U.S. GAAP guidance). Changes in redemption value of redeemable noncontrolling interests are accounted for in the Group's retained earnings. Redeemable noncontrolling interests are presented as temporary equity in the consolidated statement of financial position.

        The Group uses derivative instruments, including swap, forward and option contracts to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current assets or liabilities in the consolidated statement of financial position. The Group reviews its fair value hierarchy classifications quarterly. Changes in significant observable valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. During the years ended December 31, 2010, 2009 and 2008 no reclassifications occurred. The fair value measurement of the Group's hedging agreements is based on the observable yield curves for similar instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance).

        The Group designates derivatives as either fair value hedges or cash flow hedges in case the required criteria are met. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statement of operations together with any changes in the fair value of the hedged asset or liability that is attributed to the hedged risk.

        The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of operations. For derivatives that do not meet the conditions for hedge accounting, gains and losses from changes in the fair value are included in the consolidated statement of operations (Note 22).

        Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

        The Group does not use financial instruments for trading or speculative purposes.

        Fair value of financial instruments—The fair market value of financial instruments, consisting of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, which are included in current assets and liabilities, approximates the carrying value of these items due to the short term nature of these amounts. The fair value of issued notes as of December 31, 2010, is disclosed in Note 18 and is based on active markets' quoted prices.

        Based on current market interest rates available to the Group for long-term borrowings with similar terms and maturities, the Group believes the fair value of other fixed rate debt including capital lease obligations and the fair value of variable rate debt approximated its carrying value as of December 31, 2010.

        Comprehensive income—Comprehensive income is defined as net income plus all other changes in net assets from non-owner sources.

        Stock-based compensation—The Group accounts for stock-based compensation under the authoritative guidance on share based compensations. Under the provisions of this guidance companies must calculate and record the cost of equity instruments, such as stock options awarded to employees for services received, in the statements of operation. The cost of the equity instruments is to be measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and recognized over the period during which the employees are required to provide services in exchange for equity instruments.

        New accounting pronouncements—In October 2009, the FASB amended the revenue recognition for multiple deliverable arrangements guidance to require the use of the relative selling price method when allocating revenue in these types of arrangements. This method allows a vendor to use its best estimate of selling price if neither vendor specific objective evidence nor third party evidence of selling price exists when evaluating multiple deliverable arrangements. This updated guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this guidance, effective January 1, 2011, is not expected to have a significant impact on the Group's consolidated financial statements.

BUSINESS ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2010
BUSINESS ACQUISITIONS AND DISPOSALS
BUSINESS ACQUISITIONS AND DISPOSALS

3. BUSINESS ACQUISITIONS AND DISPOSALS

        Acquisition of Sistema Telecom—In December 2010, the Group acquired 100% of Sistema Telecom LLC ("Sistema Telecom") from Sistema for RUB 11.59 billion ( $378.98 million as of December 27, 2010). The entity's key assets consist of property rights in respect of the group of trademarks, including the distinctive "egg" trademarks of MTS, Comstar-UTS and MGTS, certain promissory notes previously issued by the Group in the amount of RUB 2.00 billion ( $65.50 million) and a 45% stake in TS-Retail. As a result of the acquisition, the Group expects to reduce its operating expenses previously incurred to rent the trademarks and to further optimize the management structure of its retail business.

        The acquisition was accounted for as a common control transaction at carrying amount. These consolidated financial statements were retroactively restated to reflect the Group as if Sistema Telecom had been owned since the beginning of the earliest period presented. The transaction was accounted for in a manner similar to the pooling-of-interests method directly in equity.

        Metro-Telecom—In August 2010, the Group acquired a 95% stake in Metro-Telecom CJSC ("Metro-Telecom") from Invest-Svyaz, a wholly-owned subsidiary of Sistema, for RUB 339.35 million ( $11.01 million as of August 27, 2010). The company operates an optical fiber network in the Moscow metro.

        The acquisition was accounted for as a common control transaction at carrying amount. These consolidated financial statements were retroactively restated to reflect the Group as if Metro-Telecom had been owned since the beginning of the earliest period presented. The transaction was accounted for in a manner similar to the pooling-of-interests method directly in equity.

        Multiregion—In July 2010, the Group acquired a 100% stake in Multiregion CJSC ("Multiregion"), for the cash consideration of  $123.6 million. Multiregion and its subsidiaries is a group of broadband and cable TV providers with the presence in 37 cities of the Russian Federation.

        The acquisition was accounted for using the purchase method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$46,776
Non-current assets	46,732
Customer base	76,376
Goodwill	148,743
Current liabilities	(126,780)
Non-current liabilities	(44,007)
Fair value of noncontrolling interests	(24,244)

Consideration paid	$123,596

        The fair value of noncontrolling interests was determined based on unobservable inputs ("Level 3" of fair value hierarchy). The fair value was measured as the fair value of Multiregion's net assets using the discounted cash flow technique.

        The excess of the purchase price over the value of net assets acquired was allocated to goodwill which was assigned to the "Russia Fixed" segment and is not deductible for income tax purposes. Goodwill is mainly attributable to the synergies from reduction of internet-traffic and administrative expenses of the Group and expected increase of market share as a result of future capital expenditures to be made by the Group.

        Increase of stake in SWEET-COM—In June 2010, the Group acquired the remaining 25.1% stake in SWEET-COM LLC ("SWEET-COM") from private investors for  $8.5 million. As a result of this transaction, the Group's ownership in the subsidiary increased to 100%. The original 74.9% stake was acquired in February 2005. SWEET-COM holds licenses for provision of telematic communications and data transmission services in the Moscow region and the Russian Federation. The transaction was accounted for directly in equity.

        Increase of stake in TS-Retail—In June 2010, the Group increased its direct ownership in TS-Retail OJSC ("TS-Retail") from 25% to 40% for a nominal amount of one U.S. Dollar. MTS subsequently increased its effective ownership interest in TS-Retail to 50.95%, which was achieved through a voluntary tender offer to repurchase Comstar-UTS' shares in September 2010. In December 2010, as a result of acquisition of Sistema Telecom, the Group acquired an additional 45% stake in TS-Retail, resulting in the effective ownership interest reaching 96.04%. The acquisition of Sistema Telecom was aimed at optimizing the management structure of the Company's retail business.

        Upon obtaining control over TS-Retail, the Group accounted for the acquisition as a common control transaction at carrying amount. These consolidated financial statements were retroactively restated to reflect the Group as if TS-Retail had been owned since the beginning of the earliest period presented. The transaction was accounted for in a manner similar to the pooling-of-interests method directly in equity.

        Acquisitions of controlling interests in regional fixed line operators—In 2010, as a part of its program of regional expansion, the Group has acquired controlling interests in a number of alternative fixed-line operators in certain regions of Russia. The purchase price for these acquisitions was paid in cash. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2010:

	Tenzor Telecom	Penza Telecom	NMSK	Lanck Telecom	Total
Month of acquisition	February	June	December	December
Ownership interest acquired	100%	100%	100%	100%
Region of operations	Central region	Volga region	Sibir region	North-West region
Current assets	$711	$1,076	$2,486	$2,066	$6,339
Property, plant and equipment	2,191	2,407	9,264	8,444	22,306
Goodwill	6,616	7,394	—	18,144	32,154
Subscriber base	—	15,603	23,893	—	39,496
Current liabilities	(3,142)	(4,369)	(8,109)	(10,832)	(26,452)
Non-current liabilities	(130)	(2,779)	(4,348)	—	(7,257)

Consideration paid	$6,246	$19,332	$23,186	$17,822	$66,586

        The purchase price allocation of Tenzor Telecom and Penza Telecom was finalized during the year ended December 31, 2010. The Group's consolidated financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed.

        The purchase price allocation of NMSK and Lanck Telecom had not been finalized as of the date of these financial statements as the Group had not completed the valuation of individual assets of these companies. The Group's consolidated financial statements reflect the allocation of the purchase price based on a preliminary fair value assessment of the assets acquired and liabilities assumed.

        Subscriber base recognized as a result of the acquisitions is amortized over a period ranging from 8 to 12 years depending on the type of subscribers.

        Recognition of goodwill in the amount of  $32.2 million from the acquisitions is due to economic potential of the markets the acquired companies operate in and synergies arising from the acquisitions. Goodwill is attributable to the "Russia Fixed" segment.

        Acquisitions of certain retail chains—In 2009, in conjunction with the development of its own retail network, the Group acquired controlling interests in a number of retail chains in Russia. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation of the retail chains acquired as of the acquisition date:

	Telefon.ru	Eldorado	Teleforum	Total
Month of acquisition	February	March	October
Ownership interest acquired	100%	100%	100%
Current assets	$48,979	$2,467	$2,953	$54,399
Non-current assets	2,315	911	745	3,971
Brand	—	374	—	374
Goodwill	123,333	29,875	9,050	162,258
Current liabilities	(108,701)	(12,248)	(3,614)	(124,563)
Non-current liabilities	(5,926)	(115)	—	(6,041)

Fair value of contingent consideration	—	(3,414)	(6,934)	(10,348)
Consideration paid	$60,000	$17,850	$2,200	$80,050

        The Group's financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. Goodwill was mainly attributable to the synergies arising from the Group's ability to optimize the dealers' compensation structure and to maintain its subscriber market share in Russia. Goodwill is not deductible for income tax purposes and was assigned to the "Russia Mobile" segment. Brand components are amortized over a periods of 6 months.

        The terms of the individual purchase agreements included the obligation to pay additional consideration as follows:

  •
  Up to  $25 million during the period from 12 to 18 months for Telefon.ru;

  •
  Up to  $5 million in 12 months for Eldorado; and

  •
  Up to  $8.8 million in 12 months for Teleforum.

        The additional consideration could be reduced by the amount of tax liability related to the activities prior to the acquisition dates. The Group could also deduct amounts of any potential losses arising from the loss of control on any of Teleforum's outlets from the amount of contingent consideration. The purchase price allocation as of the acquisition date reflected management's estimate of the fair value of the contingent consideration at the acquisition date.

        In 2010 the Group paid additional consideration in connection with the acquisition of retail chains in full amounts. The difference between the fair value of contingent consideration and the actual amount paid totaling  $41.8 resulted from events which occurred after the acquisition date and was accounted for as other operating expenses in the consolidated statement of operations.

        Evrotel acquisition—In December 2009, the Group acquired a 100% stake in Evrotel OJSC ("Evrotel"), a Russian federal back bone network operator, from a third party. The consideration paid comprised  $90 million. Under the terms of agreement the Group shall pay contingent consideration of up to  $20 million should Evrotel complete the construction of certain fiber-optic lines and the Group retain control over the technical support agreements in relation to the optic cable lines. At the acquisition date the estimated fair value of this contingent consideration was  $20 million.

        The acquisition was accounted for using the purchase method of accounting. The purchase price allocation for the acquisition was as follows:

Current assets	$14,300
Non-current assets	67,960
Customer base	4,726
Goodwill	98,542
Liabilities	(75,528)

Fair value of contingent consideration	(20,000)
Consideration paid	$90,000

        Goodwill is mainly attributable to the synergies from reduction of interconnect and internet-traffic expenses of the Group. Goodwill is not deductible for income tax purposes and was assigned to the "Russia Fixed" segment.

        Comstar-UTS acquisition—In October 2009, the Group acquired a 50.91% stake in Comstar-UTS, a provider of fixed line communication services in Russia, Ukraine and Armenia, from Sistema. Consideration paid amounted to RUB 39.15 billion ( $1.32 billion as of October 12, 2009) or RUB 184.02 ( $6.21) per global depositary receipt ("GDR").

        This acquisition has been accounted for as a common control transaction at carrying amount. The excess of consideration over the carrying value of net assets received has been recorded as a decrease in additional paid-in capital of the Group in the amount of  $1.080 billion and as a decrease in retained earnings in the amount of  $242.7 million.

        Further, in December 2009, in a series of transactions, the Group acquired a 14.2% stake in the Moscow City Networks OJSC ("MGTS") in exchange for 31,816,462 ordinary MTS OJSC shares (equal to RUB 7.17 billion based on the MICEX price on December 17, 2009, or RUB 225.4 per share, per the terms of the agreement with MGTS shareholder), representing 1.6% shares outstanding, previously held in treasury and  $7.3 million in cash. The MGTS stake, represented by 2,462,687 ordinary shares and 11,135,428 preferred shares, were held by a wholly owned subsidiary of Comstar-UTS. Simultaneously, MTS received 46,232,000 shares, representing 11.06% of total shares outstanding, of Comstar-UTS from MGTS Finance S.A., a wholly owned subsidiary of MGTS. In addition, MTS paid Comstar-UTS a cash consideration of  $8.3 million. The transaction was accounted for directly in equity.

        In September 2010, through a voluntary tender offer the Group acquired 37,614,087 ordinary shares of Comstar-UTS which represents approximately 9.0% of its issued share capital for a total consideration of RUB 8.28 billion (approximately  $271.89 million as of October 6, 2010). This brought the Group's total ownership stake in Comstar-UTS to 70.97% (or 73.33% excluding treasury shares). The transaction was accounted for directly in equity.

        Kolorit acquisition—In September 2009, the Group acquired a 100% stake in Kolorit Dizayn Inc ("Kolorit"), a company providing outdoor advertising services in the territory of Uzbekistan, for  $39.7 million in cash.

        The acquisition was accounted for using the purchase method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$993
Non-current assets	11,788
Brand	2,097
Goodwill	27,109
Current liabilities	(2,098)
Non-current liabilities	(235)

Consideration paid	$39,654

        Goodwill is mainly attributable to synergies from advertising cost optimization. Goodwill is not deductible for income tax purposes and was assigned to the "Uzbekistan Mobile" segment.

        Dagtelecom acquisition—In January 2009, Glaxen Corp. ("Glaxen"), the minority shareholder of Dagtelecom, exercised its put option over its 25.5% stake in the company. Consideration payable by the Group on the put option agreement comprised  $51.3 million. Payment made by the Group was reduced by  $12.5 million to offset the loan receivable from Glaxen at the date of acquisition. The transaction was accounted for directly in equity.

        Acquisitions of controlling interests in regional fixed line operators—In 2008, as a part of its program of regional expansion, Comstar-UTS has acquired controlling interests in certain alternative fixed-line operators in several regions of Russia. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation of the fixed-line operators acquired as of the acquisition dates:

	Interlink Group	Strategia (Urals Telephone Company ("UTC")	Total
Month of acquisition	June	July
Ownership interest acquired	100%	100%
Current assets	$994	$4,194	$5,188
Property, plant and equipment	7,042	15,135	22,177
Goodwill	4,230	27,846	32,076
Subscriber base	—	12,553	12,553
Current liabilities	(2,928)	(6,280)	(9,208)
Non-current liabilities	—	(5,253)	(5,253)
Deferred tax liabilities	(910)	(4,710)	(5,620)

Consideration paid	$8,428	$43,485	$51,913

        Recognition of goodwill in the amounts of  $4.2 million and  $27.8 million from the acquisition of Interlink Group and UTC, respectively, was due to the economic potential of the markets the acquired companies operate in. Goodwill was recognized in the "Russia Fixed" segment.

        The Group's financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. Goodwill is not deductible for tax purposes. Subscriber base components are amortized over the periods ranging from 9 to 17 years, depending on the type of subscribers.

        Acquisition of Stream-TV—In December 2008, as part of its regional expansion, Comstar-UTS entered into an agreement with Sistema Mass Media ("SMM"), a subsidiary of Sistema, to acquire all of SMM's interest in certain of its subsidiaries (collectively referred to as "Stream-TV") for a total cash consideration of RUB 3,544.5 million ( $117.2 million as of December 31, 2009), determined by an independent appraiser and payable in installments between December 2008 and March 2009, including RUB 980.0 million ( $32.4 million as of December 31, 2009) payable to Stream-TV and RUB 2,564.5 million ( $84.8 million as of December 31, 2009) payable to SMM. RUB 2,460.8 million ( $81.4 million as of December 31, 2009) and RUB 103.3 million ( $3.4 million as of December 31, 2009) of the consideration was paid to SMM during the years ended December 31, 2008 and 2009, respectively. In addition, in December 2008 Stream-TV paid  $19.1 million in cash to SMM for the controlling interests in certain regional subsidiaries acquired by Stream-TV from SMM in 2007.

        In the first quarter of 2009, legal title to the business and full control of Stream-TV transferred to Comstar-UTS. This acquisition was accounted for by Comstar, and therefore the Group in a like manner, as a common control transaction. These financial statements reflect retrospective application of this acquisition in a manner similar to a pooling of interests. The transaction was accounted for directly in equity.

        MSS acquisition—In February 2008, the Group acquired an additional 9% stake in its Omsk subsidiary, Mobilnye Sistemy Svyazi ("MSS"), from a private investor for  $16.0 million in cash. As a result of this transaction, the Group's ownership in the subsidiary increased to 100%. The transaction was accounted for using the purchase method. The allocation of the purchase price increased the recorded license cost by  $8.8 million and customer base cost by  $3.2 million. License costs are amortized over the remaining contractual terms of the license of approximately 3 years and the customer base is amortized on a straight-line basis over the estimated average subscriber's life of approximately 5 years.

        Reorganization of Comstar-Direct—Prior to December 2008, Comstar-Direct was owned 52% by Comstar-UTS and 48% by Sistema Mass Media ("SMM"), a subsidiary of Sistema. In December 2008, Comstar-Direct was split into two legal entities: SMM-Finance which became a 100% subsidiary of SMM, and Comstar-Direct which became a 100% subsidiary of Comstar-UTS. The effect of this transaction was the disposal of  $26.8 million of net assets of Comstar-Direct and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct from SMM by Comstar-UTS. The transaction was accounted for at cost as a transaction between entities under common control. The excess of the net assets disposed of and the noncontrolling interest acquired was recorded in additional paid-in capital.

        Summary of the assets and liabilities disposed of by Comstar-UTS and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct is as follows:

Cash and short-term investments and loans	$5,029
Inventory and other current assets	6,168
Trade and other accounts receivable	22,379
Long-term investments and loans	7,508
Trade accounts payable	(14,264)

Total assets and liabilities disposed, net	26,820
Noncontrolling interest acquired	(15,813)

Excess of the net assets disposed of and noncontrolling interest acquired	$11,007

        Pro forma results of operations (unaudited)—The following unaudited pro forma financial data for the years ended December 31, 2010 and 2009, gives effect to the acquisitions of Multiregion, Tenzor Telecom, Penza Telecom, NMSK and Lanck Telecom as though these business combinations had been completed at the beginning of 2009.

	2010	2009
Pro forma:
Net revenues	$11,366,018	$9,957,352
Net operating income	2,748,650	2,569,735
Net income	1,375,415	982,892
Earnings per share, basic and diluted, U.S. Dollars	$0.72	$0.52

        The pro forma information is based on various assumptions and estimates. The pro forma information is not necessarily indicative of the operating results that would have occurred if the Group acquisitions had been consummated as of January 1, 2009, nor is it necessarily indicative of future operating results. The pro forma information does not give effect to any potential revenue enhancements or cost synergies or other operating efficiencies that could result from the acquisitions. The actual results of operations of these companies are included in the consolidated financial statements of the Group only from the respective dates of acquisition.

        The following amounts of revenue and earnings of the companies acquired from third parties in 2010 since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2010:

2010 (unaudited)
Net revenues	$43,673
Net operating loss	(2,921)
Net loss	(8,820)

OPERATIONS IN TURKMENISTAN	12 Months Ended
Dec. 31, 2010
OPERATIONS IN TURKMENISTAN
OPERATIONS IN TURKMENISTAN

4. OPERATIONS IN TURKMENISTAN

        In December 2010 the Group suspended its operations in Turkmenistan following a notice received from the Ministry of Communications of Turkmenistan informing of a decision to suspend licenses held by BCTI, the Group's wholly-owned subsidiary in Turkmenistan, for a period of one month starting from December 21, 2010. On January 21, 2011, the period of license suspension expired, however, permission to resume operations was not granted.

        The Group conducted operations in Turkmenistan under a trilateral agreement signed in November 2005 by BCTI, MTS OJSC and the Ministry of Communications of Turkmenistan which expired on December 21, 2010, unless extended pursuant to its terms and conditions. In accordance with certain provisions of this agreement, BCTI shared net profits derived from its operations in the country with the Ministry of Communications of Turkmenistan. The amount of shared net profit was calculated based on the financial statements prepared in accordance with local accounting principles subject to certain adjustments. Under the terms of the agreement, BCTI shared 20% of its net profit commencing December 21, 2005. The Group at all times believed that the agreement would be extended and approached the Ministry of Communications within the required timeframe to formalize the extension. However, the Ministry of Communications failed to grant the extension in accordance with the terms of the agreement.

        Following the decision to suspend licenses, Turkmenistan government authorities took further steps, including the one-sided termination of interconnect agreements between BCTI and state-owned telecom operators, to prevent the Group from providing services to its customers.

        Although BCTI has experienced no restrictions in using its current bank accounts and short-term deposits to settle existing tax and contractual liabilities, the ability of the Group to repatriate cash from the country is uncertain.

        The Group initiated a number of lawsuits against Turkmenistan government authorities and state-owned telecom operators to defend its legal rights. On December 21, 2010 BCTI filed three requests of arbitration with the International Court of Arbitration of the International Chamber of Commerce ("ICC") against the Ministry of Communications of Turkmenistan and several state-owned telecom operators requesting specific performance on the respective agreements and compensation of damages. On January 24, 2011 ICC proceedings were suspended due to the proposal of the Ministry of Communications of Turkmenistan to start negotiations but were resumed on February 18, 2011 as no agreement between the parties was reached.

        On 21 January 2011 MTS sent to the Government of Turkmenistan a formal notice requesting to resolve the dispute by negotiations. Should the dispute not be resolved amicably by negotiations, MTS reserved its right to commence proceedings against the sovereign state of Turkmenistan on the basis of any applicable inter-governmental investment treaty. Under the Bilateral Investment Treaty ("BIT") between the Russian Federation and Turkmenistan, if a dispute is not resolved through negotiations within six months from the date of the request to negotiate, it can be referred to the International Centre for the Settlement of Investment Disputes ("ICSID").

        Considering the adverse impact of such circumstances on the Group's ability to conduct operations in Turkmenistan, the Group determined that all of its long-lived assets attributable to Turkmenistan were impaired and recorded an impairment charge of  $119.6 million in the consolidated statement of operations for the year ended December 31, 2010. The Group also assessed the recoverability of the subsidiary's current assets and provided for or wrote down those which were considered to be impaired. The total effect of impairment charges on the Group's statement of operations for the year ended December 31, 2010 is as follows:

Impairment of long-lived assets	$119,580
Provision for doubtful accounts	11,462
General and administrative expenses	4,280
Other operating expenses	2,500

$137,822

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2010
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

        Cash and cash equivalents as of December 31, 2010 and 2009 comprised the following:

	December 31,
	2010	2009
Ruble current accounts	$413,139	$577,603
Ruble deposit accounts	93,271	1,059,105
U.S. Dollar current accounts	215,375	217,586
U.S. Dollar deposit accounts	28,002	12,000
Euro current accounts	17,142	602,825
Euro deposit accounts	11,288	4,161
Hryvna current accounts	9,535	1,260
Hryvna deposit accounts	35,753	2,768
Uzbek som current accounts	91,236	26,922
Uzbek som deposit accounts	—	662
Turkmenian manat current accounts	10,568	21,020
Armenian dram current accounts	2,160	2,683
Other	225	415

Total cash and cash equivalents	$927,694	$2,529,010

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2010
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

        Short-term investments as of December 31, 2010 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposit	3.5 - 9.0%	January - July 2011	$279,663
Funds in trust management	9.2%	June 2011	26,987
Promissory notes	5.5 - 7.0%	April - June 2011	26,701
Other			243

Total			$333,594

        Short-term investments as of December 31, 2009 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Promissory notes	6.0%	March - June 2010	$144,572
Deposits	7.0% - 12.5%	January - July 2010	38,370
Funds in trust management	9.0%	October 2010	20,077
Other			3,451

Total			$206,470

TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2010
TRADE RECEIVABLES, NET
TRADE RECEIVABLES, NET

7. TRADE RECEIVABLES, NET

        Trade receivables as of December 31, 2010 and 2009 comprised the following:

	December 31,
	2010	2009
Subscribers	$384,903	$323,135
Interconnect	120,948	108,376
Dealers	108,010	61,827
Roaming	224,687	159,119
Other	80,022	40,942
Allowance for doubtful accounts	(120,468)	(97,653)

Trade receivables, net	$798,102	$595,746

        The following table summarizes the changes in the allowance for doubtful accounts receivable for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Balance, beginning of year	$97,653	$69,603	$70,373
Provision for doubtful accounts	123,352	105,260	97,460
Accounts receivable written off	(99,708)	(76,622)	(84,364)
Currency translation adjustment	(829)	(588)	(13,866)

Balance, end of year	$120,468	$97,653	$69,603

INVENTORY AND SPARE PARTS	12 Months Ended
Dec. 31, 2010
INVENTORY AND SPARE PARTS
INVENTORY AND SPARE PARTS

8. INVENTORY AND SPARE PARTS

        Inventory and spare parts as of December 31, 2010 and 2009, comprised the following:

	December 31,
	2010	2009
Handsets and accessories (including consigned to others $3,496 and $nil)	$234,166	$165,709
Spare parts for telecommunication equipment	34,687	26,928
SIM cards and prepaid phone cards	21,879	23,821
Advertising materials	2,011	2,195
Other	27,213	20,918

Total inventory and spare parts	$319,956	$239,571

        Obsolescence expense for the years ended December 31, 2010, 2009 and 2008, amounted to  $27.8 million,  $4.1 million and  $3.9 million, respectively, and was included in general and administrative expenses in the accompanying consolidated statements of operations.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9. PROPERTY, PLANT AND EQUIPMENT

        The net book value of property, plant and equipment as of December 31, 2010 and 2009, was as follows:

	December 31,
	2010	2009
Network, base station equipment and related leasehold improvements	$10,631,101	$9,391,900
Office equipment, computers and other	1,102,584	1,053,199
Buildings and related leasehold improvements	742,263	890,913
Vehicles	81,085	56,846

Property, plant and equipment, at cost	12,557,033	11,392,858
Accumulated depreciation	(6,196,117)	(5,098,418)
Construction in progress and equipment for installation	1,610,914	1,456,177

Property, plant and equipment, net	$7,971,830	$7,750,617

        Depreciation expense during the years ended December 31, 2010, 2009 and 2008, amounted to  $1,521.6 million,  $1,380.8 million and  $1,528.0 million, respectively.

CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2010
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

10. CAPITAL LEASE OBLIGATIONS

        The following is a summary of leased assets and respective depreciation as of December 31, 2010 and 2009:

	December 31,
	2010	2009
Vehicles	$33,658	$9,995
Telecommunication equipment	1,235	68,547
Improvement	829	1,096
Buildings	—	171
Leased assets, at cost	35,722	79,809
Accumulated depreciation	(5,631)	(36,380)

Leased assets, net	$30,091	$43,429

        Depreciation of the assets recorded as capital leases is included in depreciation and amortization expense in the accompanying consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 and amounted to  $2.8 million,  $10.2 million and  $10.8 million, respectively. Interest expense accrued on capital lease obligations for the years ended December 31, 2010, 2009 and 2008 amounted to  $0.5 million,  $1.5 million and  $2.0 million, respectively.

        The following table presents future minimum lease payments under capital leases together with the present value of the net minimum lease payments:

Payments due in the period ended December 31,
2011	$10,461
2012	8,968
2013	8,427
2014	170
2015	71

Total minimum lease payments (undiscounted)	28,097
Less amount representing interest	(8,342)

Present value of net minimum lease payments	19,755
Less current portion of lease obligations	(8,882)

Non-current portion of lease obligations	$10,873

        Vehicles leased include automobiles and a corporate aircraft. The Group has an obligation to purchase these vehicles under the respective capital lease agreements at the end of the lease term. The Group may also purchase the aircraft at any time during a period starting from January 2011 through the end of the lease term, which is December 2013, for an amount ranging from  $10.4 million to  $0.6 million depending on the date of purchase.

LICENSES	12 Months Ended
Dec. 31, 2010
LICENSES
LICENSES

11. LICENSES

        In connection with providing telecommunication services, the Group has been issued various licenses by the Russian Ministry of Information Technologies and Communications. In addition to the licenses received directly from the Ministry, the Group has gained access to various telecommunications licenses through acquisitions. In foreign subsidiaries, the licenses are granted by the local telecommunications authorities.

        As of December 31, 2010 and 2009, the recorded values of the Group's telecommunication licenses were as follows:

	December 31,
	2010	2009
Russia	$229,209	$264,387
Uzbekistan	196,517	196,517
Armenia	203,993	196,193
Ukraine	49,414	49,046

Licenses, at cost	679,133	706,143
Accumulated amortization	(384,405)	(341,421)

Licenses, net	$294,728	$364,722

        Amortization expense for the years ended December 31, 2010, 2009 and 2008, amounted to  $76.3 million,  $78.7 million and  $154.7 million, respectively.

        Based solely on the cost of amortizable operating licenses existing as of December 31, 2010 and current exchange rates, the estimated future amortization expenses for each of the next five years ending December 31 are as follows:

Estimated amortization expense in the year ended December 31,
2011	$53,563
2012	34,688
2013	30,570
2014	29,790
2015	29,790
Thereafter	116,327

Total	$294,728

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new licenses acquisitions, changes in useful lives, exchange rates and other relevant factors.

        Operating licenses contain a number of requirements and conditions specified by legislation. The requirements generally include the targets for start date of service, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.

        Licenses that expired during the year ended December 31, 2010 and 2009 were renewed, however their carrying value in the accompanying consolidated balance sheets is immaterial due to the low cost of renewal.

GOODWILL	12 Months Ended
Dec. 31, 2010
GOODWILL
GOODWILL

12. GOODWILL

        The change in the net carrying amount of goodwill for 2010 and 2009 by reportable segments was as follows:

	Russia Mobile	Ukraine Mobile	Russia Fixed	Other	Total
Balance at January 1, 2009
Gross amount of goodwill	$127,311	$5,508	$141,380	$245,163	$519,362
Accumulated impairment loss	—	—	(49,891)	—	(49,891)

	127,311	5,508	91,489	245,163	469,471

Acquisitions (Note 3)	189,842	—	104,439	34,283	328,564
Finalization of purchase accounting	—	—	41,835	—	41,835
Currency translation adjustment	(3,636)	(197)	(1,397)	(30,867)	(36,097)

Balance at December 31, 2009
Gross amount of goodwill	313,517	5,311	284,832	248,579	852,239
Accumulated impairment loss	—	—	(48,466)	—	(48,466)

	313,517	5,311	236,366	248,579	803,773

Acquisitions (Note 3)	—	—	175,307	—	175,307
Currency translation adjustment	(2,394)	16	(934)	5,567	2,255

Balance at December 31, 2010
Gross amount of goodwill	311,123	5,327	458,835	254,146	1,029,431
Accumulated impairment loss	—	—	(48,096)	—	(48,096)

	$311,123	$5,327	$410,739	$254,146	$981,335

OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2010
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

13. OTHER INTANGIBLE ASSETS

        Intangible assets as of December 31, 2010 and 2009 comprised the following:

		December 31, 2010			December 31, 2009
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,682,959	$(1,056,324)	$626,635	$1,461,834	$(896,243)	$565,591
Acquired customer base	60 to 204	343,920	(111,775)	232,145	221,536	(74,320)	147,216
Rights to use radio frequencies	24 to 180	314,722	(100,496)	214,226	239,474	(75,761)	163,713
Accounting software	13 to 60	118,673	(87,623)	31,050	134,292	(79,480)	54,812
Numbering capacity with finite contractual life	24 to 120	90,408	(79,821)	10,587	90,266	(80,822)	9,444
Office software	13 to 60	84,343	(50,711)	33,632	71,997	(41,109)	30,888
Other software	12 to 600	95,179	(30,199)	64,980	80,488	(30,275)	50,213

		2,730,204	(1,516,949)	1,213,255	2,299,887	(1,278,010)	1,021,877

Prepayments for intangible assets		273,239	—	273,239	—	—	—

Numbering capacity with indefinite contractual life		55,144	—	55,144	47,737	—	47,737

Total other intangible assets		$3,058,587	$(1,516,949)	$1,541,638	$2,347,624	$(1,278,010)	$1,069,614

        As a result of the limited availability of local telephone numbering capacity in Moscow and the Moscow region, the Group entered into agreements for the use of telephone numbering capacity with other telecommunications operators in the region. The costs of acquired numbering capacity with a finite contractual life are amortized over a period of two to ten years in accordance with the terms of the contracts to acquire such capacity. Numbering capacity with an indefinite contractual life is not amortized.

        Amortization expense for the years ended December 31, 2010, 2009 and 2008 amounted to  $399.8 million,  $374.5 million and  $459.6 million, respectively. Based solely on the cost of amortizable intangible assets existing at December 31, 2010 and current exchange rates, the estimated future amortization expenses for each of the next five years ending December 31 are as follows:

Estimated amortization expense in the year ended December 31,
2011	$417,660
2012	272,900
2013	178,370
2014	100,150
2015	58,690
Thereafter	185,485

Total	$1,213,255

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives, exchange rates and other relevant factors.

INVESTMENTS IN AND ADVANCES TO ASSOCIATES	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
INVESTMENTS IN AND ADVANCES TO ASSOCIATES

14. INVESTMENTS IN AND ADVANCES TO ASSOCIATES

        As of December 31, 2010 and 2009, the Group's investments in and advances to associates comprised the following:

	December 31,
	2010	2009
MTS Belarus—equity investment	$227,130	$220,350
MTS Belarus—loan receivable	3,000	100
Intellect Telecom—equity investment	11,662	—

Total investments in and advances to associates	$241,792	$220,450

        MTS Belarus—In April 2008 the Group entered into a credit facility agreement with MTS Belarus valid till March 15, 2009. The facility allowed MTS Belarus to borrow up to  $33.0 million and bears annual interest of 10.0%. In the year ended December 31, 2009 the maturity date was extended to March 15, 2010 and the total allowable amount was increased to  $46.0 million. In the year ended December 31, 2010 the maturity date was prolonged till March 15, 2011. The credit facility was fully paid upon maturity.

        The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2010 and 2009 were as follows:

	(unaudited)
	2010	2009
Total assets	$527,609	$498,278
Total liabilities	72,533	56,736
Net income	145,707	143,061

        Intellect Telecom—In November 2010 MGTS acquired a 43.8% interest in Intellect Telecom OJSC from one of the subsidiaries of Sistema for  $12.4 million. Intellect Telecom is a research and development innovation center in the field of telecommunications.

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2010 were as follows:

(unaudited)
Total assets	$25,227
Total liabilities	34,180
Net loss	6,831

        Coral/Sistema Strategic Fund—In the years ended December 31, 2007 and 2008, the Group purchased an equity interests in a limited partnership organized by Sistema. The purpose of the strategic fund was to invest in various projects in the telecommunications and high-technology area. The Group exercised significant influence over Coral and therefore the investment was accounted for using the equity method.

        As of December 31, 2009 the management of the Group determined that the investment was fully impaired, consequently the carrying value of the investment was written off in the amount of  $7.4 million and recorded in equity in net income/loss of associates in the accompanying consolidated statement of operations for the year then ended. As of December 31, 2009 the Group did not have any further commitment to invest in Coral according to the restructuring agreement which was signed by the partners of the fund in September 2009.

        The Group's share in the total earnings or losses of associates was included in other income in the accompanying consolidated statements of operations. For the years ended December 31, 2010, 2009 and 2008, this share amounted to  $70.6 million,  $60.3 million and  $75.7 million, respectively.

INVESTMENT IN SHARES OF SVYAZINVEST	12 Months Ended
Dec. 31, 2010
INVESTMENT IN SHARES OF SVYAZINVEST
INVESTMENT IN SHARES OF SVYAZINVEST

15. INVESTMENT IN SHARES OF SVYAZINVEST

        In December 2006, as a part of its program of regional expansion, the Group acquired a 25% stake plus one share in Telecommunication Investment Joint Stock Company ("Svyazinvest") from Mustcom Limited for a total consideration of approximately  $1,390.0 million, including cash of  $1,300.0 million and the fair value of a call and put option of  $90.0 million. Comstar-UTS and MGTS Finance S.A., a subsidiary of MGTS, have acquired 4,879,584,306 ordinary shares of Svyazinvest, with Comstar-UTS buying 3,378,173,750 shares, which represent 17.3% of total outstanding shares of Svyazinvest, and MGTS Finance S.A. buying 1,501,410,556 shares, representing 7.7% of the total outstanding shares of Svyazinvest. Svyazinvest is a holding company that holds controlling stakes in seven publicly traded incumbent fixed-line operators ("MRKs") based in all seven Federal districts of Russia, Rostelecom, a publicly traded long-distance fixed-line operator operating a Russia-wide network, and several other entities, the majority of which are non-public.

        Based on an analysis of all relevant factors, management determined that the acquisition of 25% plus one share of Svyazinvest does not allow the Group to exercise significant influence over this entity due to its legal structure and certain limitations imposed by Svyazinvest's charter documents. Accordingly, the Group accounts for its investment in Svyazinvest under the cost method.

        In November 2009, the Group, Sistema and Svyazinvest ("the Parties") have signed a non-binding memorandum of understanding ("MOU"), under which the Parties agreed to enter into a series of transactions which would ultimately result in (i) disposal of the Group's investment in Svyazinvest to a state-controlled enterprise; (ii) noncash extinguishment of the Group's indebtedness to Sberbank (Note 18); (iii) increase in Sistema's ownership in Sky Link to 100% and disposal of this investment to Svyazinvest; and (iv) disposal of 28% of MGTS' common stock owned by Svyazinvest to Sistema.

        Based on the estimated fair values of the elements of the assets to be exchanged and liabilities to be extinguished under the MOU and other relevant factors, management conducted an impairment analysis of the Group's investment in Svyazinvest as of December 31, 2009. Based on the MOU, the estimated fair value of the investment, which included significant unobservable inputs (Level 3 measurement), was approximately RUB 26.0 billion ( $859.7 million as of December 31, 2009) compared to a carrying value of RUB 36.5 billion ( $1,205.5 million as of December 31, 2009). As a result, during the year ended December 31, 2009 the Group has recorded an impairment loss of RUB 10.5 billion ( $349.4 million).

        In September 2010, the Group completed the sale of its Svyazinvest stake for a cash consideration of RUB 26.0 billion and repaid the outstanding debt to Sberbank in the amount of RUB 26.0 billion with proceeds from the sale. In connection with the sale of 25% plus one share stake in Svyazinvest the Group incurred consultancy fees due to Sistema-Invenchure, a subsidiary of Sistema, in the amount of RUB 291.2 million ( $9.6 million at September 2010 average rate). No gain or loss was recognized upon sale.

OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2010
OTHER INVESTMENTS.
OTHER INVESTMENTS

16. OTHER INVESTMENTS

        As of December 31, 2010 and 2009, the Group's other investments comprised of the following:

			December 31,
	Annual interest rate	Maturity date
			2010	2009
Investments in ordinary shares (Related parties) (Note 26)	—	—	$9,763	$10,538
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche (Note 26)	6%	2015	91,503	—
Loan receivable from Intellect Telecom (Note 26)	7.0 - 11.0%	2012	—	12,808
Promissory notes of Sistema (Note 26)	0.0%	2017	20,293	20,449
Promissory notes of Sistema (Note 26)	0.0%	on demand	4,162	—
Investment in IFC Metropol	0.0%	—	—	2,921
Other	—	—	2,861	1,985

Total other investments			$128,582	$48,701

        During the year ended December 31, 2008, the Group deposited in Tammaron Ltd., a company incorporated under the laws of the British Virgin Islands, an amount of  $21.2 million for the a potential business acquisition. During 2009 based on an analysis of the current Russian and global financial markets situation, the Group came to the conclusion that a significant uncertainty existed in regard to the completion of such transaction and recorded an impairment of this investment in the Group's consolidated statement of operations for the year ended December 31, 2009.

        In December 2010 the Group granted a  $90.0 million loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche, the holders of a 20% noncontrolling stake in K-Telecom, the Group's subsidiary in Armenia. Simultaneously, the Group signed an amendment to the put and call option agreement for the remaining 20% stake (Note 28). According to the amendment, the call exercise price shall be reduced by deducting any outstanding balance on the loan amount and all accrued and unpaid interest and any other sums due and outstanding under the loan agreement at the time of exercise.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2010
RESTRICTED CASH
RESTRICTED CASH

17. RESTRICTED CASH

        As of December 31, 2010 and 2009, the Group's balances of restricted cash were as follows:

	2010	2009
Uzbekistan	$4,593	$6,389
Ukraine	126	—

Total restricted cash	$4,719	$6,389

        Restricted cash in Uzbekistan is cash deposited by Uzdunrobita in a special bank account which was created to be in compliance with the government regulation for local currency conversion into foreign currencies. The cash deposited will be converted from Uzbek Som into U.S. Dollars and used for settlements with suppliers of equipment and software.

        Restricted cash in Ukraine represents cash deposited by MTS Ukraine in a special bank account as a condition for receiving a bank guarantee.

BORROWINGS	12 Months Ended
Dec. 31, 2010
BORROWINGS
BORROWINGS

18. BORROWINGS

        Notes—As of December 31, 2010 and 2009, the Group's notes consisted of the following:

	Currency	Interest rate	2010	2009
MTS International Notes due 2020	USD	8.625%	$750,000	$—
MTS OJSC Notes due 2020	RUB	8.15%	492,176	—
MTS OJSC Notes due 2016	RUB	14.25%	492,176	495,963
MTS OJSC Notes due 2014	RUB	16.75%	492,176	495,963
MTS Finance Notes due 2012	USD	8.00%	400,000	400,000
MTS OJSC Notes due 2017	RUB	8.70%	328,117	—
MTS OJSC Notes due 2018	RUB	8.00%	315,337	323,698
MTS OJSC Notes due 2015	RUB	7.75%	39,823	248,213
MTS OJSC Notes due 2013	RUB	7.00%	13,249	247,981
MTS Finance Notes due 2010	USD	8.38%	—	400,000
MGTS Notes due 2010	RUB	16.00%	—	402
Less: unamortized discount			(202)	(2,587)

Total notes			$3,322,852	$2,609,633
Less: current portion			(492,176)	(1,218,084)

Total notes, long-term			$2,830,676	$1,391,549

        The Group has an unconditional obligation to repurchase certain MTS OJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS OJSC Notes due 2014	May 2011
MTS OJSC Notes due 2016	June 2012
MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

        The notes therefore can be defined as callable obligations under the FASB authoritative guidance on debt, as the holders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons. The FASB authoritative guidance on debt requires callable obligations to be disclosed as maturing in the reporting period, when the demand for repurchase could be submitted disregarding the expectations of the Group about the intentions of the noteholders. The Group discloses the notes as maturing in 2011 (MTS OJSC Notes due 2014), in 2012 (MTS OJSC Notes due 2016), in 2013 (MTS OJSC Notes due 2018) and in 2015 (MTS OJSC Notes due 2020) in the aggregated maturities schedule as these are the reporting periods when the noteholders will have the unilateral right to demand repurchase.

        In April 2010 the Group set new coupon rates for MTS OJSC Notes due 2013 and 2015. The coupon rates were set at 7.0% for MTS OJSC Notes due in 2013 and 7.75% for MTS OJSC Notes due 2015. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2013 and 2015 at the request of eligible noteholders in the amount of RUB 7.1 billion ( $242.4 million as of the date of the transaction) and RUB 6.1 billion ( $214.2 million as of the date of the transaction), respectively. The new coupon rates are valid till the final due date of the notes.

        In June 2010 the Group announced a new coupon rate for MTS OJSC Notes due in 2018. The rate was set as 8.0%. Following the announcement of the new coupon rate, the Group repurchased MTS OJSC Notes due 2018 at the request of eligible noteholders in the amount of RUB 179.5 million ( $5.8 million as of the date of the transaction). The new coupon rate is valid till June 2013 when the Group will set the sequential coupon rate. The holders have the unilateral right to demand repurchase of the notes at par value upon announcement of the new coupon. Therefore, the Group discloses MTS OJSC Notes due 2018 in the aggregated maturities schedule as maturing in 2013 as this is the reporting period when the noteholders will have the unilateral right to demand repurchase.

        The fair values of notes based on the market quotes as of December 31, 2010 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	112.40	$843,000
MTS OJSC Notes due 2014	MICEX	104.03	512,011
MTS OJSC Notes due 2016	MICEX	99.85	491,438
MTS OJSC Notes due 2020	MICEX	98.00	482,333
MTS Finance Notes due 2012	Luxembourg stock exchange	105.61	422,440
MTS OJSC Notes due 2017	MICEX	99.65	326,969
MTS OJSC Notes due 2018	MICEX	101.50	320,067
MTS OJSC Notes due 2015	MICEX	100.50	40,022
MTS OJSC Notes due 2013	MICEX	99.96	13,244

Total notes			$3,451,524

        Bank loans—As of December 31, 2010 and 2009, the Group's loans from banks and financial institutions consisted of the following:

			December 31,
		Interest rate (actual at December 31, 2010)
	Maturity		2010	2009
USD-denominated:
Skandinavska Enskilda Banken AB	2011 - 2017	LIBOR+0.23% - 1.8% (0.68% - 2.26%)	$242,013	$279,519
EBRD	2011 - 2014	LIBOR+1.51% - 3.1% (1.97% - 3.56%)	116,667	150,000
HSBC Bank plc and ING BHF Bank AG	2011 - 2014	LIBOR+0.3% (0.76%)	71,244	90,985
Citibank International plc and ING Bank N.V.	2011 - 2013	LIBOR+0.43% (0.88%)	62,486	84,560
HSBC Bank plc, ING Bank and Bayerische Landesbank	2011 - 2015	LIBOR+0.3% (0.76%)	59,570	76,180
Commerzbank AG, ING Bank AG and HSBC Bank plc	2011 - 2014	LIBOR+0.3% (0.76%)	51,285	66,557
Barclays	Fully repaid in February 2011	LIBOR+0.13% - 0.15% (0.59% - 0.61%)	46,047	59,203
ABN AMRO Bank N.V.	2011 - 2013	LIBOR+0.35% (0.81%)	18,861	25,149
Syndicated Loan Facility granted to MTS OJSC in 2006	Voluntarily repaid in 2010	—	—	323,077
Syndicated Loan Facility granted to MTS OJSC in 2009	Voluntarily repaid in 2010	—	—	360,000
Other	2011 - 2013	various	7,569	21,694

			$675,742	$1,536,924
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2011 - 2018	EURIBOR+1.65% (2.88%)	$52,159	$—
LBBW	2011 - 2017	EURIBOR+0.75% (1.98%)	43,201	—
Bank of China	2011 - 2016	EURIBOR+1.95% (3.18%)	35,123	—
ABN AMRO Bank N.V.	2011 - 2013	EURIBOR+0.35% (1.58%)	13,740	19,859
Syndicated Loan Facility granted to MTS OJSC in 2009	Voluntarily repaid in 2010	—	—	341,580
EBRD	Voluntarily repaid in 2010	—	—	312,743
European Investment Bank	Voluntarily repaid in 2010	—	—	164,979
Gazprombank	Voluntarily repaid in 2010	—	—	143,460
Nordic Investment Bank	Voluntarily repaid in 2010	—	—	114,768
Other	2011 - 2012	various	3,060	5,972

			$147,283	$1,103,361
RUB-denominated:
Sberbank	2015 - 2017	8.95%	$1,968,704	$—
Bank of Moscow	2013	8.00% - 9.50%	459,364	—
Gazprombank	2013 - 2015	8.75%	360,929	213,600
Gazprombank	2013 - 2015	8.75%	137,809	—
Sberbank	2011	10.5%	19,234	—
Sberbank	Voluntarily repaid in 2010	—	—	859,669
Sberbank	Voluntarily repaid in 2010	—	—	1,554,017
Sberbank	Voluntarily repaid in 2010	—	—	396,770
Other	2011 - 2023	various	34,377	25,241

			$2,980,417	$3,049,297
Debt-related parties	2011 - 2012	various	14,563	46,935

			$14,563	$46,935
Total bank loans			$3,818,005	$5,736,517
Less: current portion			(256,052)	(801,242)

Total bank loans, long-term			$3,561,953	$4,935,275

        During 2010, the Group renegotiated interest rates on Sberbank credit facilities in amount of RUB 47 billion. The rates were reduced from 16.0% to 9.25%. The Group concluded that this represented a substantial modification in the terms of the debt as it resulted in a change of the present value of cash flows under the new terms by more than 10% comparing to the original terms. The Group therefore accounted for this transaction as a debt extinguishment. The unamortized amount of initially capitalized debt issuance costs was written off which resulted in additional interest expense of  $26.7 million in the year ended December 31, 2010. The credit facilities were fully repaid by the Group in December 2010 and refinanced with a new RUB 60 billion facility of Sberbank with a rate of 8.95% and final maturity in December 2017.

        The interest rate on the Sberbank RUB-denominated credit facility due 2015-2017 of 8.95% is valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. The interest rate for the period from March 2011 till December 2013 depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.95%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

        In February 2010 the Group negotiated a decrease in the interest rate on a EUR 100 million facility from Gazprombank. The rate was reduced from original 14.0% to 7.0%. In May 2010 the maturity of the agreement was extended from 1.5 years to five years. The new debt repayment schedule now stipulated quarterly payments in six equal parts starting from November 2013 instead of a single payment in June 2011. The Group concluded that this represented a substantial modification in the terms of the debt agreement as it resulted in a change in the present value of the cash flows related to the facility by more than 10% and accounted for the transaction as debt extinguishment. Subsequently, the credit facility was fully repaid in December 2010 and refinanced with the RUB 4.2 billion facility of Gazprombank carrying the rate of 8.75% with the final maturity in February 2015.

        In 2010 the Group signed several amendments to a RUB 7 bln facility agreement with Gazprombank. The rate was decreased from the original 13.0% to 8.75%. The initial maturity of the facility in September 2012 was replaced by 6 equal semiannual repayments commencing from November 2013, so that the maturity of the agreement was extended from 2.5 years to five years. Additionally, the available amount of funds available under the facility was increased from RUB 7 bln to RUB 11 bln. The Group had drawn down in full on the additional funds by December 2010. These amendments resulted in a change in the present value of cash flows related to the facility exceeding 10% and were accounted for as debt extinguishment.

        In 2010 the Group also negotiated changes in interest rates and maturities of several other credit facilities. None of these modifications were considered to be substantial.

        Compliance with covenants—Subject to certain exceptions and qualifications, the indenture governing MTS Finance Notes due 2012 and prospectus governing MTS International Notes due 2020 contain covenants limiting the Group's ability to incur debt, create liens, sell or transfer lease properties, enter into loan transactions with affiliates, merge or consolidate with another person or convey its properties and assets to another person, sell or transfer any of its GSM licenses for the Moscow, St. Petersburg, Krasnodar and Ukraine license areas, be subject to a judgment requiring payment of money in excess of  $10.0 mln and 15.0 mln, respectively, which continue unsatisfied for more than 60 days without being appealed, discharged or waived or the execution thereof stayed.

        Also, the indentures governing MTS Finance Notes due 2012 and prospectus governing MTS International Notes due 2020 give noteholders the right to require the Group to redeem the notes at 101% of their principal amount, plus accrued interest, if the Group experiences certain types of mergers, consolidations or there is change in control. An event of default under the notes may trigger cross default provisions with debt raised by Sistema, the controlling shareholder of the Group. The Group is required to take all commercially reasonable steps necessary to maintain a rating of the notes assigned by Moody's and Standard & Poor's.

        If the Group fails to meet these covenants, after certain notice and cure periods, the noteholders can accelerate the debt to be immediately due and payable.

        The prospectus governing MTS OJSC Notes contains certain covenants which limit the Group's ability to delist the notes from the quotation lists and delay the coupon payments.

        Bank loans of the Group are subject to certain restrictive covenants, including, but not limited to, certain financial ratios, limitations on dispositions of assets and limitations on transactions with associates, requirements to maintain ownership in certain subsidiaries.

        Most of the Group's loans also include an event of default consisting in rendering of judgment requiring payment of money in an amount in excess of  $10.0 mln and the continuance of any such judgment unsatisfied and in effect for any period of 60 consecutive calendar days without a stay of execution.

        On November 11, 2010 an international arbitration tribunal constituted under the rules of the London Court of International Arbitration rendered an award with regards to arbitration commenced by Nomihold Securities Inc. in January 2007. The award requires the Group's subsidiary, MTS Finance, to honor Nomihold's option to sell MTS Finance the remaining 49% stake in Tarino Limited for  $170 million, plus  $5.88 million in damages and  $34.0 million in interest to compensate it for related costs. MTS Finance applied to arbitration tribunal for correction of the award, however the application was rejected and the award became final on January 5, 2011. In connection with the above mentioned restriction concerning the unsatisfied liability arising from any judgment against a member of the Group, prior to the date these consolidated financial statements were issued, the Group obtained consents from the noteholders of MTS Finance Notes due 2012 and MTS International Notes due 2020 and from certain banks, except for Barclays Bank, to (1) waive certain defaults and events of default which might arise under the loan agreements as a result of and in connection with the award, and (2) certain amendments to the loan agreements to avoid possible future events of default which may arise as a result of the award. Therefore, the Group classified the notes and bank loans in accordance with their original maturities in its consolidated statement of financial position as of December 31, 2010, except for the credit facility with Barclays Bank classified as current and fully repaid in February 2011.

        The Group was in compliance with all other existing notes and bank loans covenants as of December 31, 2010.

        Pledges—The vendor financing agreement between K-Telecom and Intracom, a related party, with total amount as of December 31, 2010 of  $14.3 million is secured by the telecommunication equipment and other assets supplied under the agreement with carrying value of  $8.2 million.

        Equipment with a fair value of approximately  $9.2 million as of December 31, 2010 is pledged as collateral against the outstanding liability of  $5.6 million due to ING Bank Evrazia.

        Available credit facilities—As of December 31, 2010, the Group's total available credit facilities amounted to  $2,959 million and related to the following credit lines:

	Maturity	Interest rate	Commitment fees	Available till	Available amount (USD equivalent)
Sberbank	2017	8.95%	0.50%	July 2011	$1,312,469
Calyon, ING Bank N.V. and Nordea Bank AB	2019/2020	LIBOR + 1.15%	0.40%	August 2011/ December 2012	1,074,371
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	February 2011/ February 2013	396,999
Bank of China (BNP Paribas)	2016	EURIBOR + 1.95%	0.60%	December 2011	175,500

Total available credit facilities					$2,959,339

        The following table presents the aggregated scheduled maturities of principal on notes and bank loans outstanding as of December 31, 2010:

	Notes	Bank loans
Payments due in the year ended December 31,
2011	$492,176	$256,052
2012	891,973	190,750
2013	328,586	717,194
2014	—	437,507
2015	531,999	800,815
Thereafter	1,078,118	1,415,687

Total	$3,322,852	$3,818,005

ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2010
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

19. ASSET RETIREMENT OBLIGATIONS

        As of December 31, 2010 and 2009, the estimated present value of the Group's asset retirement obligations and change in liabilities were as follows:

	2010	2009
Balance, beginning of the year	$88,683	$62,053
Liabilities incurred in the current period	4,066	3,923
Accretion expense	9,776	6,518
Revisions in estimated cash flows	(23,813)	17,693
Currency translation adjustment	(673)	(1,504)

Balance, end of the year	$78,039	$88,683

        Revisions in estimated cash flows are attributable to the change in the estimated inflation rate and cost of dismantling of assets.

DEFERRED CONNECTION FEES	12 Months Ended
Dec. 31, 2010
DEFERRED CONNECTION FEES
DEFERRED CONNECTION FEES

20. DEFERRED CONNECTION FEES

        Deferred connection fees for the years ended December 31, 2010 and 2009, were as follows:

	2010	2009
Balance, beginning of the year	$163,098	$174,225
Payments received and deferred during the year	89,030	60,590
Amounts amortized and recognized as revenue during the year	(95,706)	(67,057)
Currency translation adjustment	(1,134)	(4,660)

Balance, end of the year	155,288	163,098
Less: current portion	(49,212)	(46,930)

Non-current portion	$106,076	$116,168

        The Group defers initial connection fees paid by subscribers for the activation of network service as well as one time activation fees received for connection to various value added services. These fees are recognized as revenue over the estimated average subscriber life (Note 2).

PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS
PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS

21. PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS

        MGTS receives telecommunication infrastructure which is intended to operate as an integral part of the Moscow city wire line network from real estate construction contractors free of charge as provided by the regulations of the city government. Property, plant and equipment contributions received by MGTS during the years ended December 31, 2010 and 2009 were as follows:

	2010	2009
Unamortized property, plant and equipment contributions, beginning of the year	$90,349	$93,197
Contributions received during the year	2,819	3,213
Amortization for the year	(3,622)	(3,408)
Currency translation effect	(687)	(2,653)

Unamortized property, plant and equipment contributions, end of the year	$88,859	$90,349

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

22. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Cash flow hedging

        In 2009, 2008 and 2007 the Group entered into variable-to-fixed interest rate swap agreements to manage the exposure of changes in variable interest rate related to its debt obligations. The instruments qualify for cash flow hedge accounting under U.S. GAAP requirements. Each interest rate swap matches the exact maturity dates of the underlying debt allowing for highly-effective hedges. Interest rate swap contracts outstanding as of December 31, 2010 mature in 2012-2015.

        Further, in 2009 the Group entered into several cross-currency interest rate swap agreements. These contracts hedged the risk of both interest rate and currency fluctuations and assumed periodic exchanges of both principal and interest payments from RUB-denominated amounts to USD and Euro-denominated amounts to be exchanged at a specified rate. The rate was determined by the market spot rate upon issuance. These contracts also included an interest rate swap of a fixed USD and Euro-denominated interest rate to a fixed RUB-denominated interest rate. The instruments were qualified for cash flow hedge accounting under U.S. GAAP requirements. Each cross-currency interest swap matched the interest and principal payments of the underlying debt allowing for highly-effective hedges. Cross-currency interest rate swap contracts outstanding as of December 31, 2010 mature in 2011.

        The following table presents the fair value of the Group's derivative instruments designated as hedges in the consolidated statements of financial position as of December 31, 2010 and 2009.

		December 31,
	Statement of financial position location
		2010	2009
Asset derivatives
Interest rate swaps	Other non-current assets	$3,322	$3,391

Total		$3,322	$3,391

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(31,315)	$(32,636)
Cross-currency interest rate swaps	Other payables	(3,469)	(9,211)
Cross-currency interest rate swaps	Other long-term liabilities	—	(17,348)

Total		$(34,784)	$(59,195)

        The following table presents the effect of the Group's derivative instruments designated as hedges in the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008.

		Year ended December 31,
	Location of loss recognized	2010	2009	2008
Interest rate swaps	Interest expense	$(32,726)	$(8,392)	$(2,002)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(37,820)	(24,299)	—

Total		$(70,546)	$(32,691)	$(2,002)

        An amount of  $3.5 million, the ineffective portion of interest rate swap arrangements, was included in interest expense in consolidated statement of operations for the year ended December 31, 2010.

        The ineffective portion of interest rate swap arrangements amount of  $0.9 million was included in interest expense in the consolidated statement of operations for the year ended December 31, 2009.

        On February 24, 2010 the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2009 with an original maturity in 2011-2012. The voluntary prepayment of principal and interest in amount of  $707.4 million as of February 24, 2010 resulted in an immediate termination of hedging relationship of interest rate swap agreements related to the Syndicated Loan Facility. Consequently,  $12.0 million of accumulated other comprehensive loss were reclassified into earnings (interest expense).

        An amount of  $2.0 million, the ineffective portion of cross-currency swap arrangements, was included in currency exchange and transaction gain in the consolidated statement of operations for the year ended December 31, 2010.

        The ineffective portion of cross-currency interest rate swap arrangements in amount of  $4.5 million was included in currency exchange and transaction loss in the consolidated statement of operations for the year ended December 31, 2009.

        On October 21, 2010 the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2006 with an original maturity in 2011. The voluntary prepayment of principal and interest of  $162.2 million as of October 21, 2010 resulted in an immediate termination of hedging relationship of cross-currency swap agreements related to the Syndicated Loan Facility. Consequently,  $3.2 million of accumulated other comprehensive loss were reclassified into earnings (currency exchange and transaction gain).

        The following table presents the effect of the Group's derivative instruments designated as hedges in accumulated other comprehensive income for the years ended December 31, 2010, 2009 and 2008.

	2010	2009	2008
Accumulated derivatives loss, beginning of the year	$(40,293)	$(16,714)	$(355)
Fair value adjustments on hedging derivatives	(39,757)	(28,764)	(18,361)
Amounts reclassified into earnings during the period	65,185	5,185	2,002

Accumulated derivatives loss, end of the year	$(14,865)	$(40,293)	$(16,714)

        As of December 31, 2010, the outstanding hedge instruments were highly effective. Approximately  $7.0 million of net loss is expected to be reclassified into net income during the next twelve months.

        Cash inflows and outflows related to hedge instruments were included in the cash flows from operating activities in the consolidated statement of cash flows for the years ended December 31, 2010, 2009 and 2008.

Non-designated derivative instruments

        Foreign currency options—In 2010 and 2009 the Group entered into foreign currency option agreements to manage the exposure to changes in currency exchange rates related to USD-denominated debt obligations. According to the agreements the Group has a combination of put and call option rights to acquire  $330.0 million at rates within a range specified in contracts. These contracts were not designated for hedge accounting purposes. These currency option agreements will mature in 2011-2012.

        Buy-out put option—On December 23, 2010, simultaneously with the meeting of MTS' shareholders (Note 1), the meeting of Comstar-UTS' shareholders approved the reorganization of Comstar-UTS through the statutory merger into MTS OJSC. In accordance with the Russian legislation, shareholders who voted against or did not vote on the merger have the right to sell their shares back to Comstar-UTS for cash at a price set by the company's Boards of Directors, subject to the statutory limit of 10% of the company's net asset value under the Russian Accounting Standards. Eligible shareholders shall file a buyout demand within no later than 45 (forty five) days after the adoption of the resolution on reorganization. The buy-out of shares shall be carried out within 30 days after the expiry of the period set for the buyout demand being made. Fair value of the Group's liability under the put option as of December 31, 2010 was estimated at  $11.6 million using an option pricing model.

        Purchased call option—In 2008 in order to mitigate the exposure resulting from the employee phantom option program introduced in April 2008 (Note 25), Comstar-UTS acquired a phantom call option on its GDRs for  $19.4 million from an investment bank. The amount of cash paid was included in the cash flows from investing activities in the consolidated statement of cash flows for the year ended December 31, 2008. The agreement entitles Comstar-UTS to receive in the second quarter of 2010 a payment equal to the difference between the average of daily volume-weighted average trading prices of GDRs on the London Stock Exchange for the period between February 1 and March 31, 2010 and the phantom option exercise price of USD 10.2368, if positive, multiplied by 9,000,000. Subsequent to the acquisition of the instrument, the Group estimated the fair value of the respective asset using an option pricing model and re-measured it as of each reporting date. In April 2010 the purchased call option expired unexercised as it was out-of-the-money.

        Written call and put option—In 2006, simultaneously with the acquisition of the 25% stake plus one share in Svyazinvest (Note 15), MGTS Finance S.A. and "2711 Centerville Cooperatief U.A." ("2711 UA"), an affiliate of Mustcom Limited, signed a call and put option agreement, which gives 2711 UA a right to purchase 46,232,000 shares of Comstar-UTS, representing 11.06% of total issued shares, from MGTS Finance S.A and sell them back to MGTS Finance S.A. The call option acquired by 2711 UA could be exercised at a strike price of USD 6.97 per share at any time following the signing of the agreement with respect to 10.5% of Comstar-UTS' shares. The call option for the remaining 0.56% stake could be exercised at any time beginning from April 1, 2007. The call option was to expire in one year from the date of signing of the agreement. 2711 UA had a right to exercise its put option at any time within two years from the date of exercising the call option at a strike price, which will be calculated based on a weighted average price of Comstar-UTS' GDRs during the 90 trading days period preceding the exercise of the put option.

        On December 7, 2007, Access Telecommunications Cooperatief U.A. ("Access", previously known as 2711 UA) has exercised its call option for 46,232,000 shares and paid  $322.2 million in cash to the Group.

        On August 25, 2008, Access has initiated a process of exercising the put option, and on November 26, 2008 has sold MGTS Finance S.A. 46,232,000 shares of Comstar-UTS for the total of  $463.6 million,  $100.0 million of which had been paid on November 26, 2008 in cash, with the remaining portion had been restructured in the form of an interest-bearing promissory note repayable in four monthly installments. Cash payment in the amount of  $100.0 million was included in the financing activities' section of the Group's consolidated statement of cash flows for the year ended December 31, 2008.

        Currency forward—In December 2008, to mitigate foreign currency risks associated with the USD-denominated notes payable to Access, Comstar-UTS entered into forward contracts with MBRD to acquire  $32.0 million and  $68.0 million in January and February 2009, respectively, at a rate of RUB 27.85 per one USD. During the year ended December 31, 2009, the instrument was redeemed. Net cash proceeds from the redemption of the instrument in the amount of  $20.2 million were included in cash flows from operating activities in the consolidated statement of cash flows.

        The following table presents the fair value of the Group's derivative instruments not designated as hedges in the consolidated statements of financial position as of December 31, 2010 and 2009.

		December 31,
	Statement of financial position location	2010	2009
Asset derivatives:
Foreign currency options	Other non-current assets	$247	$—

Total		$247	$—

Liability derivatives:
Foreign currency options	Other payables	$(92)	$(2,654)
Buy-out put option	Other payables	(11,636)	—
Foreign currency options	Other long-term liabilities	(2,520)	(1,627)

Total		$(14,248)	$(4,281)

        The following table presents the effect of the Group's derivative instruments not designated as hedges on the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008.

		Year ended December 31,
	Location of gain/(loss) recognized	2010	2009	2008
Foreign currency options	Currency exchange and transaction gain/(loss)	$1,916	$(4,280)	—
Purchased call option	Change in fair value of derivatives	—	(5,420)	$(13,614)
Currency forward	Currency exchange and transaction gain	—	12,788	10,165
Written call and put option	Change in fair value of derivatives	—	—	(27,940)

Total		$1,916	$3,088	$(31,389)

  Fair value of derivative instruments

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis as of December 31, 2010:

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2010
Assets:
Interest rate swap agreements	—	$3,322	—	$3,322
Currency option agreements	—	247	—	247
Liabilities:
Interest rate swap agreements	—	$(31,315)	—	$(31,315)
Buy-out put option	—	(11,636)	—	(11,636)
Cross-currency interest rate swap agreements	—	(3,469)	—	(3,469)
Currency option agreements	—	(2,612)	—	(2,612)

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis as of December 31, 2009:

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2009
Assets:
Interest rate swap agreements	—	$3,391	—	$3,391
Liabilities:
Interest rate swap agreements	—	$(32,636)	—	$(32,636)
Cross-currency interest rate swap agreements	—	(26,559)	—	(26,559)
Currency option agreements	—	(4,281)	—	(4,281)

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2010
ACCRUED LIABILITIES
ACCRUED LIABILITIES

23. ACCRUED LIABILITIES

	December 31,
	2010	2009
Accruals for services	$365,447	$232,897
Accruals for taxes	186,492	243,083
Accrued payroll and vacation	159,171	210,372
Interest payable on debt	76,804	127,953
Accruals for payments to social funds	11,890	12,396

Total accrued liabilities	$799,804	$826,701

INCOME TAX	12 Months Ended
Dec. 31, 2010
INCOME TAX
INCOME TAX

24. INCOME TAX

        Provision for income taxes for the years ended December 31, 2010, 2009 and 2008 was as follows:

	Year ended December 31,
	2010	2009	2008
Current provision for income taxes	$562,637	$403,523	$952,116
Deferred income tax loss/(benefit)	(45,449)	101,524	(207,796)

Total provision for income taxes	$517,188	$505,047	$744,320

        The statutory income tax rates in jurisdictions in which the Group operates for 2010 were as follows: Russia, Turkmenistan and Armenia—20.0%, Ukraine—25.0%, Uzbekistan—3.4%.

        The Russian statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2010, 2009 and 2008 was as follows:

	2010	2009	2008
Statutory income tax rate for the year	20.0%	20.0%	24.0%
Adjustments:
Expenses not deductible for tax purposes	3.5	4.9	2.1
Currency exchange and transaction loss	—	0.5	1.0
Income tax provision	0.1	(0.2)	0.3
Settlements with tax authorities	(1.0)	(2.9)	—
Revaluation of MTS Ukraine tax base	—	—	(1.8)
Different tax rate of foreign subsidiaries	(0.5)	(2.0)	(1.2)
Earnings distribution from subsidiaries	0.7	6.8	—
Disposal of treasury stock	—	(4.1)	—
Effect of change in tax rate in Ukraine	0.7	—	—
Change in fair value of derivative financial instruments	(0.1)	(0.1)	0.3
Change in valuation allowance	(0.2)	10.3	(0.2)
Comstar corporate reorganization	—	0.4	—
Impairment of long-lived assets	1.3	—	—
Impairment of goodwill	—	—	0.4
Other	0.5	0.1	0.5

Effective income tax rate	25.0%	33.7%	25.4%

        Temporary differences between the tax and accounting bases of assets and liabilities gave rise to the following deferred tax assets and liabilities as of December 31, 2010 and 2009:

	December 31,
	2010	2009
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$211,307	$212,606
Other intangible assets	1,346	12,770
Deferred connection fees	31,522	33,610
Subscriber prepayments	20,832	16,663
Accrued expenses	148,828	130,603
Inventory obsolescence	5,884	3,046
Loss carryforward	196,883	111,784
Impairment of property, plant and equipment	4,438	19,906
Valuation of investment in Svyazinvest	—	78,761
Other	22,384	26,750
Valuation allowance	(165,994)	(182,308)

Total deferred tax assets	477,430	464,191

	December 31,
	2010	2009
Deferred tax liabilities
Licenses acquired	$(62,606)	$(59,746)
Depreciation of property, plant and equipment	(192,679)	(188,611)
Customer base	(34,783)	(2,695)
Other intangible assets	(41,011)	(59,227)
Debt issuance cost	(11,134)	(22,690)
Potential distributions from/to Group's subsidiaries/associates	(105,821)	(118,608)
Other	(4,992)	(1,025)

Total deferred tax liabilities	(453,026)	(452,602)

Net deferred tax asset	24,404	11,589

Net deferred tax asset, current	$234,658	$212,687
Net deferred tax asset, non-current	$81,816	$97,355
Net deferred tax liability, long-term	$(292,070)	$(298,453)

        In 2009, to streamline the ownership structure within Comstar group and to enable legal merger of certain its subsidiaries, certain of Comstar's subsidiaries were sold to Comstar-UTS. As a result, deferred tax assets on tax losses carried forward of  $6.8 million were written down.

        The Group has the following significant balances for income tax losses carried forward as of December 31, 2010 and 2009:

Jurisdiction	Period for carry-forward	2010	2009
Luxembourg (MGTS Finance S.A.)	Unlimited	$124,464	$94,163
Russia (Comstar-UTS, RTC and other)	2011 - 2019	72,419	17,048
USA	Unlimited	—	573

Total		$196,883	$111,784

        Management established the following valuation allowances against deferred tax assets because there will not be sufficient future taxable income against which to realize such assets:

Valuation allowances	2010	2009
Sale of investment in Svyazinvest	$66,887	$78,800
Operating loss in Luxemburg (MGTS Finance S.A)	94,032	94,163
Other	5,075	9,345

Total	$165,994	$182,308

        As of December 31, 2010 and 2009 the Group recognized deferred income tax liabilities of  $63.8 million and  $70.5 million respectively, for income taxes on future dividend distributions from foreign subsidiaries (MTS Ukraine and K-Telecom) which are based on  $1,309.4 million and  $1,431.9 million cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations (unaudited) because such earnings are intended to be repatriated.

        No deferred tax liability was recognized on undistributed earnings of Uzdunrobita as of December 31, 2010 and 2009 as the Group plans to indefinitely reinvest earnings in this entity. As of December 31, 2009 and 2008 the amount of undistributed earnings of Uzdunrobita in accordance with local statutory accounting regulations amounted to  $594.6 million and  $530.7 million, respectively (unaudited). Potential earnings distributions from BCTI are tax free, accordingly, so that no deferred tax liability arises in this regard.

        As of December 31, 2010, 2009 and 2008, the Group included accruals for uncertain tax positions in the amount of  $14.0 million,  $10.6 million and  $12.4 million, respectively, as a component of income tax payable.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
Balance, beginning of the year	$10,607	$12,360	$35,752
Additions based on tax position related to the current year	14,590	2,094	20,006
Additions based on tax positions related to prior years	1,504	—	—
Additions based on tax of acquired entities	7,587	1,521	—
Reduction in tax positions related to prior years	(2,141)	(1,778)	(11,692)
Settlements with tax authorities	(18,109)	(3,305)	(31,456)
Currency translation adjustment	(45)	(285)	(250)

Balance, end of the year	$13,993	$10,607	$12,360

        Accrued penalties and interest related to unrecognized tax benefits as a component of income tax expense for the years ended December 31, 2010, 2009 and 2008 amounted to a charge of  $3.3 million, reversal of ( $0.6) million and reversal of ( $1.0) million respectively, and are included in income tax expense in the accompanying consolidated statements of operations. Accrued interest and penalties were included in income tax payable in the accompanying consolidated statements of financial position and totaled  $3.3 million and  $4.3 million as of December 31, 2010 and 2009, respectively. The Group does not expect the unrecognized tax benefits to change significantly over the next twelve months.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

25. SHARE BASED COMPENSATION

MTS

The Stock Option Plan

        In 2000, MTS established a stock bonus plan and stock option plan ("the Stock Option Plan") for selected officers and key employees. During its initial public offering in 2000 MTS allotted 9,966,631 shares of its common stock to fund the Stock Option Plan. Since 2002, MTS has made several grants pursuant to its stock option plan to employees and directors of the Group. These options generally vest over a two year period from the date of the grant, contingent on continued employment of the grantee with MTS. The options are exercisable within two weeks after the vesting date, and, if not exercised, are forfeited. The exercise price of the options equaled the average market share price during the one hundred day period preceding the grant date.

        In April 2008, the Board of Directors allotted an additional 651,035 ADSs (or 3,255,175 shares) to fund a Stock Option award to MTS' chief executive officer. The award vesting period is up to two years contingent upon employment with MTS. The award will vest only if at the end of the vesting period MTS is among the top 20 mobile operators in the world and top mobile operator in Russia and the CIS, in each case in terms of revenue, and cumulative percentage of MTS' market capitalization growth since the grant date exceeds the predetermined threshold of 15%.

        A summary of the status of the Group's Stock Option Plan is presented below:

	Number of shares	Weighted average exercise price (per share), U.S. Dollars	Weighted average grant date fair value of options (per share), U.S. Dollars	Aggregate intrinsic value
Outstanding at January 1, 2008	1,397,256	$6.31	$4.05	$5,236

Granted	1,302,070	15.93	2.44
Exercised	(1,397,256)	6.31	4.05
Expired	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2008	1,302,070	$15.93	$2.44	$—

Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2009	1,302,070	$15.93	$2.44	$—

Granted	—	—	—
Exercised	—	—	—
Expired	(1,302,070)	15.93	2.44
Forfeited	—	—	—

Outstanding at December 31, 2010	—	$—	$—	$—

        The total intrinsic value of options exercised during the year ended December 31, 2008 was  $7.4 million. Stock options outstanding as of December 31, 2009 expired unexercised.

        Compensation cost under the Stock Option Plan of  $0.6 million,  $1.2 million and  $3.5 million was recognized in consolidated statements of operations during the years ended December 31, 2010, 2009 and 2008, respectively. Related deferred tax benefit amounted to  $0.1 million,  $0.2 million and  $0.7 million, respectively.

        The fair value of options granted during the year ended December 31, 2008 was estimated using the Monte-Carlo simulation model based on the following assumptions:

2008
Risk free rate	2.3%
Present value of expected dividends, U.S. Dollars	$4.17
Expected volatility	40.0%
Expected life, years	2
Fair value of options (per share), U.S. Dollar	$2.44

        Expected volatility was based on historical volatility of the MTS' ADSs.

        The Group is required to estimate expected forfeiture rate, as well as the probability that performance conditions that affect the vesting of the Stock Option Plan awards will be achieved and only recognize expense for those awards expected to vest. The effect of the estimated forfeitures on Group's operations was  $nil,  $nil, and  $2.3 million in 2010, 2009 and 2008, respectively.

The 2007 Phantom Stock Plan

        In June 2007, MTS' Board of Directors approved the phantom stock plan to provide deferred compensation to certain key employees of the Group during 2007-2011 (the "2007 Phantom Stock Plan"). The plan is based on units equivalent to MTS ADSs (the "Phantom ADSs"). Each Phantom ADS is the equivalent of five MTS common shares. Under the 2007 Phantom Stock Plan, the participants are entitled to a cash payment equal to the difference between the initial grant price and the price of Phantom ADSs determined based on average market share price during the one hundred day period preceding the vesting date, multiplied by the number of Phantom ADSs granted, upon vesting of the award. The average vesting period is two years from the grant date, contingent upon the continuing employment of the participants by the Group. Further, the award shall vest only if at the end of the vesting period the cumulative percentage of MTS market capitalization growth since the grant date exceeds the cumulative cost of equity determined by the Board of Directors for the same period.

        In April 2008, the 2007 Phantom Stock Plan was amended to increase the number of Phantom ADSs available under the plan from the initial 3,600,000 to 9,556,716 ADSs and to increase the number of participants potentially eligible for the Plan to up to 420 top- and mid-level managers of the Group. Further, under the amended plan, the Phantom ADSs granted in 2008 and thereafter will vest only if at the end of the vesting period MTS is among the top 20 mobile operators in the world and top mobile operator in Russia and the CIS, in each case in terms of revenue, and the cumulative percentage of MTS' market capitalization growth since the grant date exceeds the predetermined threshold of 15%. At the end of the vesting period, participants are entitled to a cash payment equal to the difference between the initial grant price and the price of Phantom ADSs determined based on average market share price during the one hundred day period preceding the vesting date, multiplied by the number of Phantom ADSs granted and adjusted by the ratio that reflects actual market capitalization growth rate. During the year ended December 31, 2008, 6,676,716 ADSs were granted to the participants, 4,562,830 of which were granted on May 1, 2008 (Phantom Grant 2008 (I)) and 2,113,886 ADSs were granted on July 1, 2008 (Phantom Grant 2008 (II)).

        A summary of the status of the Group's 2007 Phantom Stock Plan is presented below:

	Number of ADSs	Weighted average exercise price (per ADS), U.S. Dollar	Weighted average fair value of options (per ADS), U.S. Dollar
Outstanding at December 31, 2007	683,336	$56.79	$44.00
Granted	6,676,716	76.64	0.68
Exercised	—	—	—
Expired	—	—	—
Forfeited	(1,346,442)	72.02	0.88

Outstanding at December 31, 2008	6,013,610	$75.41	$0.78

Granted	—	—	—
Exercised	—	—	—
Expired	(3,883,144)	73.51	—
Forfeited	(531,833)	76.62	0.03

Outstanding at December 31, 2009	1,598,633	$79.63	$0.06

Granted	—	—	—
Exercised	—	—	—
Expired	(1,569,391)	79.63	—
Forfeited	(29,242)	79.63	—

Outstanding at December 31, 2010	—	$—	$—

        None of the Phantom ADSs expired during the year ended December 31, 2010 and 2009 were exercisable as of the expiration date which is July 1, 2010 for the Phantom Stock Grant 2008 (II) and July 1, 2009 for the Phantom Stock Grant 2007 and 2008 (I).

        The fair value of the liability under the Phantom Stock Plan as of December 31, 2008 was estimated using the Monte-Carlo simulation technique based on the following assumptions:

	Phantom Grant 2007	Phantom Grant 2008 (I)	Phantom Grant 2008 (II)
Risk free rate	0.2%	0.4%	0.4%
Present value of expected dividends, U.S. Dollars	2.7	2.7	4.1
Expected volatility	135%	90%	90%
Remaining vesting period, years	0.5	0.5	1.5
Fair value of phantom share award (per phantom share), U.S. Dollar	2.00	0.07	1.99

        The fair value of the liability under the Phantom Stock Plan as of December 31, 2009 was estimated using the Monte-Carlo simulation technique based on the following assumptions:

Phantom Grant 2008 (II)
Risk free rate	Ranged from 0.05% to 0.2%
Present value of expected dividends, U.S. Dollars	1.62
Expected volatility	50%
Remaining vesting period, years	0.5
Fair value of phantom share award (per phantom share), U.S. Dollar	0.06

        Expected volatility was based on historical and implied volatility of the MTS' ADSs.

        For the year ended December 31, 2010 a reversal of previously recorded expense under the Phantom Stock Grant 2008 (II) in the amount of  $0.07 million was recognized in the consolidated statements of operations as a result of underlying stock price decrease.

        For the year ended December 31, 2009 a reversal of previously recorded expense under the Phantom Stock Grant 2007, 2008 (I) and 2008 (II) in the amount of  $0.5 million,  $0.1 million and  $0.8 million, respectively, was recognized in the consolidated statements of operations as a result of underlying stock price decrease. Related deferred tax expense amounted to  $0.3 million.

        For the year ended December 31, 2008 a reversal of previously recorded expense in the amount of  $8.9 million under the Phantom Stock Grant 2007 was recognized in the consolidated statements of operations as a result of underlying stock price decrease. Related deferred tax expense amounted to  $1.8 million. The compensation cost under the Phantom Stock Grant 2008 (I) and (II) recognized in the consolidated statement of operations for the year ended December 31, 2008 amounted to  $1.3 million and the related deferred tax benefit amounted to  $0.3 million.

        The effect of forfeitures amounted to  $nil,  $nil and  $1.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The 2009 Phantom Stock Plan

        In December 2009, MTS' Board of Directors approved long-term incentive program for employees which provides for a monetary remuneration for the top- and mid-level management upon completion of the year 2010, 2011 and 2012. The amount of remuneration is based on the price of MTS' ADS and the number of Phantom ADSs allocated to employees. At the end of each calendar year the program participants are entitled to a cash payment equaled to one third of total number of phantom ADSs granted multiplied by weighted average market share price during the sixty trading days preceding the vesting date. Following the participant's request, monetary compensation may be postponed till the end of the next vesting period (one calendar year). One phantom ADS granted to an employee contains five MTS' shares. During the year ended December 31, 2010, 444,417 ADSs were granted to the participants. Average market share price is calculated based on the quoted prices of MTS' ADS on the New York Stock Exchange. The award vests on December 31, 2010, 2011 and 2012 contingent upon continuing employment of the participants.

	Number of ADSs	Weighted average fair value of options (per ADS), U.S. Dollar
Outstanding at January 1, 2010	—	—
Granted	444,417	$53.47
Exercised	—	—
Expired	—	—
Forfeited	(50,729)	—

Outstanding at December 31, 2010	393,688	$53.47

131,229 of the Phantom ADSs outstanding as of December 31, 2010 are fully vested. For the year ended December 31, 2010 compensation cost under the 2009 Phantom Stock Plan in the amount of  $7.2 million was recognized in the consolidated statement of operations. Related deferred tax benefit amounted to  $1.4 million.

        As of December 31, 2010 there was  $13.9 million of total unrecognized compensation cost related to non-vested phantom ADSs. This amount is expected to be recognized over a weighted-average period of 1.5 years. The Group is required to estimate expected forfeiture rate, as well as the probability that performance conditions that affect the vesting of the Phantom ADSs awards will be achieved and only recognize expense for those awards expected to vest. The Group's estimated forfeiture rate was 3.9%. The effect of forfeitures amounted to  $0.9 million for the year ended December 31, 2010.

Comstar-UTS

The 2006 Program

        On September 15, 2006, the extraordinary general meeting of Comstar-UTS shareholders approved the stock option and stock bonus program ("the 2006 Program") for the Board of Directors and senior management of Comstar-UTS. The 2006 Program was being implemented based on separate decisions of the Board of Directors. In November 2006, the Board of Directors of Comstar-UTS approved the grant of stock options to certain members of the Board of Directors and senior management of Comstar-UTS. The exercise price for these options is RUB 122.3 per one GDR (approximately USD 4.6 as of the grant date). These stock options were to cliff-vest in two years from the date of the grant and were exercisable over a period of 1 month after vesting. The 2006 Program provided for the ability of Comstar-UTS to repurchase the GDRs issued under the 2006 Program from the participants, subject to separate decision of the Board of Directors. Management believed that possibility of such repurchase was remote; accordingly, the 2006 Program originally was classified as equity. In March 2008, the Board of Directors of Comstar-UTS has approved the repurchase of the GDRs purchased by the participants at the exercise of the options back to Comstar-UTS at a price equal to an average price of one GDR for the 60 calendar days preceding the date of exercise weighted by trading volumes of Comstar-UTS GDRs on the London Stock Exchange. Accordingly, as of December 31, 2007 Comstar-UTS changed its estimate and re-classified the option program as liability.

        In June 2008, General shareholder meeting of Comstar-UTS took the decision to denominate the exercise price in USD at USD 4.60 per share. The change did not have a significant impact on compensation expense recognized by Comstar-UTS.

        In November 2008, the participants of the 2006 Program fully exercised their vested options, acquired 2,403,159 GDRs from Comstar-UTS for USD 4.60 per one GDR. The GDRs were then repurchased by Comstar-UTS at USD 5.34 per one GDR, and the 2006 Program was closed. The costs recognized in accordance with the 2006 Program for the years ended December 31, 2008 approximated ( $9.2) million (a reversal).

        The following table summarizes information about non-vested common stock options during the year ended December 31, 2008:

	Quantity	Exercise price, U.S. Dollar	Weighted average grant- date fair value, U.S. Dollar
Non-vested options at January 1, 2008	2,403,159	n/a	3.16
Granted	—	—	—
Vested	(2,403,159)	4.60	3.16
Forfeited	—	—	—

Non-vested options at December 31, 2008	—	—	—

2008 Phantom Option Program

        In March 2008, the Board of Directors of Comstar-UTS approved the employee phantom option program ("the 2008 Phantom Option Program"). Each phantom option was subject to the successful attainment of multiple market and performance conditions, such as shareholder return, market position and revenue growth. The compensation expense for these awards may be adjusted for subsequent changes in estimated or actual outcome of the performance conditions. The phantom options granted during 2008 vested on March 31, 2010. Upon vesting, the participants were entitled to a cash compensation equaled to the difference between weighted average price of one GDR for the 60 calendar days preceding March 31, 2010 and April 1, 2008, respectively, if positive, multiplied by the number of phantom options granted.

        The following table summarizes information about phantom options during the years ended December 31, 2010, 2009 and 2008:

	Quantity	Exercise price, U.S. Dollar	Weighted average grant- date fair value, U.S. Dollar
Outstanding at January 1, 2008	—	—	—
Granted	13,065,882	10.2368	2.36
Expired	—	—	—
Forfeited	(940,000)	10.2368	2.37

Outstanding at December 31, 2008 (all non-vested)	12,125,882	10.2368	2.36

Granted	—	—	—
Expired	—	—	—
Forfeited	(1,580,000)	10.2368	2.37

Outstanding at December 31, 2009 (all non-vested)	10,545,882	10.2368	2.35
Granted	—	—	—
Expired	(10,545,882)	10.2368	2.35
Forfeited	—	—	—

Outstanding at December 31, 2010	—	—	—

        Comstar-UTS estimated the fair value of the phantom options using stock option pricing model based on Monte-Carlo simulation technique. The following assumptions were used in the option-pricing model as of December 31, 2009 and 2008:

	2009	2008
Risk-free interest rate	0.1%	2.4%
Expected residual option life (months)	3	15
Expected dividends	Nil	Notional
Expected volatility	97%	82%
Fair value of options (per share) as of December 31	USD 0.03	USD 0.36

        Expected volatility as of December 31, 2009 was based on historical volatility of the GDRs of Comstar-UTS in the fourth quarter of 2009. The costs recognized in accordance with phantom option plan for the years ended December 31, 2010, 2009 and 2008 amounted to  $0.3 million, negative  $2.0 million and  $2.3 million, respectively.

        In March 2010, the Board of Directors of Comstar-UTS approved an amendment to the phantom option program. Under the amendment, compensation is to be calculated at USD 2 per phantom option regardless of share price movements. The ultimate decision as to fulfillment of the performance conditions and the payment is subject to a separate decision of the Board of Directors. Included in trade accounts payable, accrued expenses and other current liabilities as of December 31, 2009, is approximately  $18.8 million of compensation under the amended program which represents the portion of total compensation allocable to the periods prior to December 31, 2009. In May 2010 the Board of Directors of Comstar-UTS made a decision to cancel an amendment to the phantom option program, which resulted in a reversal of  $19.0 million in the first quarter of 2010 related to expenses accrued in 2009.

The 2010 Phantom Option Program

        In March 2010, the Board of Directors of Comstar-UTS approved the employee phantom option program ("the 2010 Phantom Option Program"). Each phantom option is subject to the successful attainment of multiple market and performance conditions, such as shareholder return, market position and revenue growth. The phantom options granted during 2010 vest at the year end of 2010 or, under the clause of Comstar-UTS reorganization, at the date of the decision taken to reorganize. Upon the vesting, the participants will be entitled to cash compensation equal to the average of Comstar-UTS GDR and MTS ADS, calculated as weighted average price for the 60 trading days preceding the exercise date, multiplied by the number of phantom options granted. On December 23, 2010, the meeting of Comstar-UTS' shareholders approved the merger with MTS OJSC and the options became vested under the reorganization clause.

        The costs recognized in accordance with the 2010 Phantom Option Program for the year ended December 31, 2010 amounted to  $7.5 million.

        The following table summarizes the information about the 2010 Phantom Option Program during 2010:

	Quantity	Weighted average grant- date fair value, U.S. Dollar
Outstanding as of December 31, 2009	—	—
Granted	278,339	$28.62
Exercised	(240,914)	28.62
Forfeited	(37,425)	28.62

Outstanding as of December 31, 2010	—	—

RELATED PARTIES	12 Months Ended
Dec. 31, 2010
RELATED PARTIES
RELATED PARTIES

26. RELATED PARTIES

        Related parties include entities under common ownership and control with the Group, affiliated companies and associated companies.

        As of December 31, 2010 and 2009, accounts receivable from and accounts payable to related parties were as follows:

	December 31,
	2010	2009
Accounts receivable:
Sitronics, a subsidiary of Sistema	$1,320	$1,933
Intellect Telecom, a subsidiary of Sistema	117	622
Sky Link and subsidiaries	—	7,467
Svyazinvest and subsidiaries	—	4,446
Other related parties	1,236	2,230

Total accounts receivable, related parties	$2,673	$16,698

Accounts payable:
Sitronics, a subsidiary of Sistema	$37,007	$68,296
Maxima, a subsidiary of Sistema	8,965	6,511
Svyazinvest and subsidiaries	—	2,299
Sky Link and subsidiaries	—	488
Other related parties	7,012	2,895

Total accounts payable, related parties	$52,984	$80,489

        The Group does not have the intent and ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

Operating Transactions

        For the years ended December 31, 2010, 2009 and 2008, operating transactions with related parties are as follows:

	2010	2009	2008
Revenues from related parties:
Svyazinvest and subsidiaries (interconnection, commission for provision of DLD/ILD services to the Group's subscribers and other)	$33,869	$43,174	$63,147
Sky Link and subsidiaries (interconnection and other)	7,395	9,857	7,977
Mezhregion Tranzit Telecom (interconnection, line rental, commission for provision of DLD/ILD services to the Group's subscribers, and other)	—	11,465	128,560
Other related parties	10,993	7,653	10,306

Total revenues to related parties	$52,257	$72,149	$209,990

Operating expenses incurred on transactions with related parties:
RA Maxima, a subsidiary of Sistema (advertising)	$76,158	$102,005	$138,756
Mediaplanning, a subsidiary of Sistema (advertising)	59,171	23,782	82,036
Sitronics, a subsidiary of Sistema (IT consulting)	56,610	52,211	39,646
Svyazinvest and subsidiaries (interconnection and other)	29,210	28,997	41,533
Sistema-Invenchur, a subsidiary of Sistema (consulting services related to the sale of Svyazinvest shares (Note 15))	11,262	—	—
City Hals (rent, repair, maintenance and cleaning services)	9,542	9,988	13,835
AB Safety, an affiliate of Sistema (security services)	9,267	5,576	—
MTS Belarus, an associated company of the Group	5,539	—	—
Mezhregion Tranzit Telecom (interconnection, line rental and other)	—	18,115	191,155
Other related parties	15,584	15,705	10,883

Total operating expenses incurred on transactions with related parties	$272,343	$256,379	$517,844

        During 2010 Sky Link, Sistema-Hals, City Hals, a subsidiary of Sistema-Hals, and Svyazinvest ceased to be related to the Group. Transactions with these companies and their subsidiaries which took place prior to the dates when they became unrelated are disclosed as transactions with related parties.

        In the year ended December 31, 2007 Comstar-Direct, a subsidiary of Comstar-UTS, sold substantially all TV content and certain property, plant and equipment to Sistema Mass Media for  $14.8 million (exclusive of VAT). Respective gains totaling  $2.7 million were included in other income in the accompanying consolidated statement of operations. In the year ended December 31, 2008, respective receivables were transferred to SMM in the course of reorganization of Comstar-Direct (see Note 3).

Investing and financing transactions

        During the years ended December 31, 2010 and 2009 the Group made certain investments in and loans to related parties. Respective balances are summarized as follows:

	December 31,
	2010	2009
Loans to, promissory notes and investments in shares of related parties:
Short-term investments (Note 6)
MBRD, a subsidiary of Sistema	—	$992

Total short-term investments in related parties	$—	$992

Other investments (Note 16)
Sistema	24,455	20,449
Intellect Telecom, a subsidiary of Sistema	—	12,808
Loan receivable from Mr Pierre Fattouche and Mr Moussa Fattouche	91,503	—

Total other investments to related parties	$115,958	$33,257

Investments in shares (Note 16)
MBRD, a subsidiary of Sistema	5,208	5,248
Sistema Mass Media, a subsidiary of Sistema	3,827	3,856
Other	728	1,434

Total investments in shares of related parties	$9,763	$10,538

        Moscow Bank of Reconstruction and Development ("MBRD")—The Group has a number of loan agreements and also maintains certain bank and deposit accounts with MBRD, a subsidiary of Sistema. As of December 31, 2010 and 2009, the Group's cash position at MBRD amounted to  $378.7 million and  $963.6 million in current accounts, respectively. Deposit accounts in MBRD included deposit accounts with original maturities in excess of three months but less than twelve months totaling  $nil and  $1.0 million as of December 31, 2010 and 2009, respectively, which are classified as short-term investments in the accompanying consolidated statements of financial position. The interest accrued on the deposits and cash on current accounts for the years ended December 31, 2010, 2009 and 2008, amounted to  $19.7 million,  $25.1 million and  $43.2 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations.

        Loans payable to MBRD amounted to  $0.3 million and  $1.2 million as of December 31, 2010 and 2009, respectively. Interest expense on these loans for the years ended December 31, 2010 and 2009, 2008 amounted to  $nil,  $0.8 million and  $1.3 million, respectively.

        Sistema—In November 2009, the Group accepted a promissory note from Sistema as repayment of a loan principle and interest accrued to date under the agreement with Sistema-Hals (Note 16). The note is interest free and is repayable in 2017. As of December 31, 2010 the amount receivable of  $20.3 million was included in other investments in the accompanying consolidated statement of financial position.

        In June 2010, the Group accepted a promissory note from Sistema in exchange for promissory note of Sky Link. The note is interest free and is repayable upon demand. As of December 31, 2010 the amount receivable of  $4.2 million was included in other investments in the accompanying consolidated statement of financial position.

        Sistema Mass Media ("SMM")—In 2009 the Group had various loans and promissory notes payable to SMM, a subsidiary of Sistema. As of December 31, 2009 these loans and notes were fully repaid. Interest expense on these loans and notes for the year ended December 31, 2009 amounted to  $1.4 million.

        Intellect Telecom—During the years ended December 31, 2009 the Group granted loans to Intellect Telecom, a subsidiary of Sistema. These loans bear interest of 7.0% and 11.0%, respectively, and mature in 2012. As of December 31, 2010 these loans have been fully repaid prior to their maturity date (Note 16). Loans receivable from Intellect Telecom amounted to  $nil and  $12.8 million as of December 31, 2010 and 2009, respectively.

        Investments in ordinary shares—As of December 31, 2010 and 2009 the Group had several investments in shares of subsidiaries and affiliates of Sistema totaling  $9.8 million and  $10.5 million, respectively. The main investments are 2.82% of MBRD and 3.14% of SMM, subsidiaries of Sistema.

        Sky Link and subsidiaries—In 2009 and 2008, Sky Link, an affiliate of Sistema, repaid the Group  $14.3 million and  $3.4 million, respectively, of outstanding indebtedness, which resulted in partial reversal of a provision for uncollectible loans recorded by the Group in 2007 and recognition of a gain of  $4.3 million in the accompanying consolidated statement of operations for the year ended December 31, 2009.

        Sitronics—During the years ended December 31, 2010, 2009 and 2008, the Group acquired from Sitronics and its subsidiaries telecommunications equipment, software and billing systems (FORIS) for approximately  $272.6 million,  $190.1 million and  $357.6 million, respectively. In addition during the years ended December 31, 2010, 2009 and 2008, the Group purchased SIM cards and prepaid phone cards for approximately  $29.9 million,  $32.4 million and  $39.6 million, respectively. As of December 31, 2010 and 2009 the advances given to Sitronics and its subsidiaries amounted to  $144.6 million and  $23.7 million, respectively. These amounts were included into property, plant and equipment and intangible assets in the accompanying consolidated statements of financial position.

        Maxima Advertising Agency ("Maxima")—During the years ended December 31, 2010, 2009 and 2008, the Group had agreements for advertising services with Maxima, a subsidiary of Sistema. Advertising costs related to Maxima for the years ended December 31, 2010, 2009 and 2008, amounted to  $76.2 million,  $102.0 million and  $138.8 million, respectively.

        Mediaplanning—During the years ended December 31, 2010, 2009 and 2008, the Group entered into a number of agreements to purchase advertising services with Mediaplanning, a subsidiary of Sistema. Related advertising costs recorded for the years ended December 31, 2010, 2009 and 2008 amounted to  $59.2 million,  $23.8 million and  $82.0 million, respectively.

        Sistema-Hals—In October 2008, the Group entered into an agreement for the construction of an aerial system in Moscow metro with Sistema-Hals. As of December 31, 2009 the advances given to Sistema-Hals under this agreement amounted to  $6.7 million. This amount was included into property, plant and equipment in the accompanying consolidated statements of financial position.

        MGTS, a subsidiary of Comstar-UTS, entered into a series of agreements with Sistema-Hals on project development and reconstruction of buildings which house MGTS' automatic telephone exchanges. As of December 31, 2009, as a result of the work performed by Sistema-Hals under these contracts, MGTS recorded a liability of  $38.3 million payable to Sistema-Hals.

        InvestSvyazHolding—The Group entered into agreements with InvestSvyazHolding, a subsidiary of Sistema, for leasing of network equipment and a billing system. These leases were recorded as capital leases. The value of leased assets is insignificant.

        Svyazinvest—During the years ended December 31, 2010, 2009 and 2008, the Group paid dividends to Svyazinvest amounting to  $nil,  $nil,  $3.6 million, respectively. For the years ended December 31, 2010, 2009 and 2008, the Group received dividends from Svyazinvest totaling  $nil,  $nil and  $2.4 million, respectively.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

27. STOCKHOLDERS' EQUITY

        Share capital—The Company' share capital comprises 1,993,326,138 issued common shares with 1,916,869,262 outstanding as of December 31, 2010 and 2009. The total shares in treasury stock comprised 76,456,876 as of December 31, 2010 and 2009.

        Each ADS initially represented 20 shares of common stock of the Company. Effective January 2005, the ratio was changed to 1 ADS per 5 ordinary shares. Effective May 2010, the ratio was changed to 1 ADS per 2 ordinary shares.

        The Company initially issued a total of 17,262,204 ADSs (172,622,040 ADSs recalculated using the ratio effective May 2010), representing 345,244,080 common shares. As of December 31, 2010 the Group repurchased 13,599,067 ADSs.

        Noncontrolling interest—The Group' equity was affected by changes in the respective subsidiaries' ownership interests as follows:

	December 31,
	2010	2009	2008
Net income attributable to the Group	$1,380,631	$1,014,203	$1,979,107

Transfers from the noncontrolling interest
(Decrease)/increase in equity due to acquisition of noncontrolling interest in Comstar-UTS	(115,350)	45,284	—
Decrease in paid-in capital due to exercise of the put option on Comstar-UTS shares	—	—	(9,358)
Increase in equity due to acquisition of noncontrolling interest in MGTS	—	269,281	—
Decrease in paid-in capital due to acquisition of noncontrolling interest in Dagtelecom	—	(7,679)	—
Decrease in paid-in capital due to reorganization of Comstar-Direct	—	—	(6,539)
Change in paid-in capital for acquisition of noncontrolling interest in TS-Retail	(15,932)	—	2,104
Decrease in paid-in capital due to acquisition of noncontrolling interest in other subsidiaries	(10,302)	(487)	—

Net transfers from the noncontrolling interest	(141,584)	306,399	(13,793)

Net income attributable to the Group and transfers from the noncontrolling interest:	$1,239,047	$1,320,602	$1,965,314

        Dividends—In 2007, the Board of Directors approved a dividend policy, whereby the Group shall aim to make dividend payments to shareholders in the amount of at least 50% of annual net income under U.S. GAAP. The dividend can vary depending on a number of factors, including the outlook for earnings growth, capital expenditure requirements, cash flow from operations, potential acquisition opportunities, as well as the Group's debt position.

        Annual dividend payments, if any, must be recommended by the Board of Directors and approved by the shareholders.

        In accordance with Russian laws, earnings available for dividends are limited to profits determined in accordance with Russian statutory accounting regulations, denominated in rubles, after certain deductions. The net income of MTS OJSC for the years ended December 31, 2010, 2009 and 2008 that is distributable under Russian legislation totaled RUB 27,429 million ( $903.2 million), RUB 33,480 million ( $1,055.4 million) and RUB 40,554 million ( $1,631.6 million), respectively.

        The following table summarizes the Group's declared cash dividends in the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Dividends declared (including dividends on treasury shares of $35,063, $45,631 and $36,529, respectively)	$991,211	$1,265,544	$1,257,453
Dividends, U.S. Dollars per ADS(1)	0.99	3.2	3.2
Dividends, U.S. Dollars per share	0.497	0.647	0.631
(1)
In 2010 the ratio was changed from 5 to 2 common shares per ADS.

        As of December 31, 2010 and 2009, dividends payable were  $0.6 million and  $1.1 million, respectively.

        MGTS' preferred stock—MGTS, a subsidiary of Comstar-UTS, had 15,965,850 preferred shares outstanding at December 31, 2010. MGTS' preferred shares carry guaranteed non-cumulative dividend rights amounting to the higher of (a) 10% of MGTS' net profit as determined under Russian accounting regulations and (b) the dividends paid on common shares. No dividends may be declared on common shares before dividends on preferred shares are declared. If the preferred dividend is not paid in full in any year the preferred shares also obtain voting rights, which will lapse after the first payment of the dividend in full. Otherwise, preferred shares carry no voting rights except on resolutions regarding liquidation or reorganization of MGTS and changes/amendments to MGTS' charter restricting the rights of holders of preferred shares. Such resolutions require the approval of 75% of the preferred shareholders. In the event of liquidation, dividends to preferred shareholders that have been declared but not paid have priority over ordinary shareholders.

        In March 2010 MGTS' extraordinary shareholders meeting approved dividends on preferred shares totaling RUB 321.9 million (approximately  $10.9 million) for 2008. In June 2010 MGTS' general shareholders meeting approved dividend on preferred shares totaling RUB 789.4 million (approximately  $25.4 million) payment for 2009.

        In December 2009, the Group has acquired 11,135,428 preferred shares of MGTS (Note 3).

REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2010
REDEEMABLE NONCONTROLLING INTEREST.
REDEEMABLE NONCONTROLLING INTEREST

28. REDEEMABLE NONCONTROLLING INTEREST

        In September 2007 the Group acquired an 80% stake in International Cell Holding Ltd, the 100% indirect owner of K-Telecom, Armenia's mobile phone operator, as well as signed a call and put option agreement to acquire the remaining 20% stake. In December 2010 the Group signed an amendment to the put and call option agreement. According to the amended option agreement, the price for the remaining 20% stake option will be determined by an independent investment bank subject to a cap of EUR 200 mln. The put option is to be exercised during the period from the next business day following the date of settlement of all the liabilities under the loan agreement (Note 16) up to December 31, 2016. The call option is to be exercised during the period from July 1, 2010 up to December 31, 2016. If both the call notice and the put notice are served on the same day then the put notice shall be deemed exercised in priority to the call notice. The noncontrolling interest was measured at fair value using the discounted cash flow technique and amounted to  $86.9 million and  $82.3 million as of December 31, 2010 and 2009 respectively. The fair value was determined based on unobservable inputs ("Level 3" of the fair value hierarchy).

RETIREMENT AND POST RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2010
RETIREMENT AND POST RETIREMENT OBLIGATIONS
RETIREMENT AND POST RETIREMENT OBLIGATIONS

29. RETIREMENT AND POST RETIREMENT OBLIGATIONS

        MGTS has historically provided certain benefits to employees upon their retirement and afterwards, which include monthly regular pension, death-in-service payments, lump-sum upon retirement payments, death-while-pensioner payments and 50% monthly telephone subsidies for the pensioners who served more than 30 years at MGTS. As of December 31, 2010, there were 9,571 active employees eligible for the program. The pension plan is terminally funded, i.e., upon retirement MGTS transfers all its obligations to a pension fund (NPF "Sistema"), a subsidiary of Sistema, and from that moment onwards has no more obligations towards the pensioner regarding the pension plan. All other program benefits are financed on a pay-as-you-go basis.

        MGTS' pension obligations are measured as of December 31. The following are the key assumptions used in determining the projected benefit obligation and net periodic pension expense:

	2010	2009
Discount rate	8.00% p.a.	9.00% p.a.
Expected return on plan assets	8.17% p.a.	9.22% p.a.
Projected salary growth	9.72% p.a.	9.72% p.a.
Discount rate used for annuity contracts calculation	4.00% p.a.	7.00% p.a.
Rate at which pension payment are assumed to be indexed	0.00% p.a.	0.00% p.a.
Long-term inflation	5.50% p.a.	5.50% p.a.
Staff turnover (for ages below 50)	5.00% p.a.	5.00% p.a.

        The change in the projected benefit obligation and the change in plan assets for the years ended December 31, 2010 and 2009 are presented in the following table:

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	$11,769	$14,540	$26,309	$11,924	$17,797	$29,721
Service cost	573	708	1,281	491	737	1,228
Interest cost	1,011	1,252	2,263	914	1,371	2,285
Actuarial (gains)/losses	3,515	4,426	7,941	17	(1,688)	(1,671)
Benefit payment	—	(1,323)	(1,323)	—	(3,043)	(3,043)
Settlement and curtailment gain	(794)	—	(794)	(1,245)	—	(1,245)
Termination benefits	—	8,231	8,231	—	—	—
Foreign currency translation effect	(56)	(94)	(150)	(332)	(634)	(966)

Projected benefit obligation, end of the year	$16,018	$27,740	$43,758	$11,769	$14,540	$26,309

Change in fair value of plan asset
Fair value of plan assets, beginning of the year	$772	$—	$772	$471	$—	$471
Correction of asset value, beginning of year	—	—	—	(188)	—	(188)
Actual return on plan assets	—	—	—	—	—	—
Employer contributions	1,358	1,323	2,681	1,733	3,044	4,777
Benefits paid	—	(1,323)	(1,323)	—	(3,044)	(3,044)
Settlement	(794)	—	(794)	(1,245)	—	(1,245)
Foreign currency translation effect	(8)	—	(8)	1	—	1

Fair value of plan assets, end of the year	$1,328	$—	$1,328	$772	$—	$772

Unfunded status of the plan, end of the year, net	$(14,690)	$(27,740)	$(42,430)	$(10,997)	$(14,540)	$(25,537)

        Reconciliations of the unfunded status of the plan for the years ended December 31, 2010 and 2009 are as follows:

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Unfunded status of the plan, beginning of the year	$10,997	$14,540	$25,537	$11,453	$17,797	$29,250
Net periodic benefit cost	1,994	10,571	12,565	2,115	2,726	4,841
Contributions made	(1,358)	(1,323)	(2,681)	(1,733)	(3,044)	(4,777)
(Credit)/charge to other comprehensive income/(loss), net	3,105	4,046	7,151	(505)	(2,306)	(2,811)
Foreign currency translation effect	(48)	(94)	(142)	(333)	(633)	(966)

Unfunded status of the plan, end of the year	$14,690	$27,740	$42,430	$10,997	$14,540	$25,537

        The components of the net periodic pension expense for the years ended December 31, 2010 and 2009 are as follows:

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Service cost	$573	$708	$1,281	$491	$737	$1,228
Interest cost	1,011	1,252	2,263	914	1,371	2,285
Return on assets	—	—	—	—	—	—
Immediate recognition of prior service cost	—	8,231	8,231	—	—	—
Net actuarial loss recognized during the year	473	191	664	582	438	1,020
Amortization of prior service cost	(63)	189	126	(60)	180	120
Correction of asset value, beginning of year	—	—	—	188	—	188

Net periodic pension expense	$1,994	$10,571	$12,565	$2,115	$2,726	$4,841

        Amounts recognized in other comprehensive income for the years ended 31 December, 2010 and 2009 are as follows:

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Unrecognized gains	$3,042	$4,235	$7,277	$(565)	$(2,126)	$(2,691)
Unrecognized prior service cost/(credit)	63	(189)	(126)	60	(180)	(120)

Total recognized in other comprehensive income	$3,105	$4,046	$7,151	$(505)	$(2,306)	$(2,811)

        The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic benefit cost over the year ending December 31, 2011 are  $1.3 million and  $0.1 million, respectively.

        The Group's management expects contributions to the plan during the year ended December 31, 2011 to amount to  $3.2 million.

        The future benefit payments to retirees under the defined benefit plan are expected to be as follows: 2011— $2.8 million; 2012— $3.5 million; 2013— $3.8 million, 2014— $4.9 million; 2015— $5.8 million and an aggregate of  $27.9 million in 2016 to 2020.

        NPF "Sistema" does not allocate any separately identifiable assets to its clients such as MGTS. Instead, it operates a pool of investments where it invests the funds from the pension solidarity and individual accounts. The pool of investments includes primarily investments in Russian corporate bonds, Russian governmental bonds and shares of Russian issuers.

GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2010
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

30. GENERAL AND ADMINISTRATIVE EXPENSES

        General and administrative expenses for the years ended December 31, 2010, 2009 and 2008, comprised the following:

	2010	2009	2008
Salaries and social contributions	$1,174,482	$1,004,951	$1,122,815
Rent	338,301	283,957	268,930
General and administrative	251,097	217,847	264,627
Repair and maintenance	180,810	158,165	224,690
Taxes other than income	144,322	181,716	215,664
Billing and data processing	75,960	64,277	62,203
Consulting expenses	61,431	59,000	50,946
Provision for obsolescence	27,825	4,113	3,870
Business acquisitions related costs	12,737	11,353	—
Insurance	7,456	7,612	11,534

Total	$2,274,421	$1,992,991	$2,225,279

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION
SEGMENT INFORMATION

31. SEGMENT INFORMATION

        Historically, the Group has reflected its reportable segments on a geographical basis. Management has taken this approach as this was effectively how the business was managed.

        In 2009, since the acquisition of Comstar-UTS the Group's management determined a new operating segment and identified three reportable segments: Russia Mobile, Russia Fixed and Ukraine Mobile. These segments have been determined based on different geographical areas of business activities and the nature of their operations: mobile includes activities for the providing of wireless telecommunication services to the Group's subscribers and distribution of mobile handsets and accessories; fixed line includes all activities for providing wireline telecommunication services, broadband and consumer Internet. Information about other business activities and operating segments that are not reportable due to non materiality of business activity was combined and disclosed in the "Other" category separately from other reconciling items.

        Also, historically, the Group included corporate headquarters expenses to "Russia" reportable segment as the chief operating decision maker assessed the performance of the segments on such basis. In 2009, since the acquisition of Comstar-UTS, the chief operating decision maker has changed the approach to the allocation of corporate headquarters expenses and such changes have been reflected in the financial information the chief operating decision maker now reviews. According to the new approach corporate headquarters expenses which are not directly attributable to the reportable segments are included in the "Other" category. The accompanying consolidated financial statements reflect these changes for all periods presented.

        Intercompany eliminations presented below consist primarily of sales transactions between segments conducted under the normal course of operations.

        Financial information by reportable segment is presented below:

	2010	2009	2008
Revenue:
Russia Mobile	$7,789,463	$6,670,126	$7,916,658
Russia Fixed	1,748,899	1,498,223	1,784,455
Ukraine Mobile	1,072,830	1,048,751	1,661,951
Other	864,372	787,543	779,520
Intercompany eliminations	(182,328)	(137,390)	(149,961)

Total revenue	$11,293,236	$9,867,253	$11,992,623

Depreciation and amortization:
Russia Mobile	$1,196,162	$1,111,877	$1,313,970
Russia Fixed	222,565	193,679	214,676
Ukraine Mobile	354,154	352,037	437,988
Other	227,615	186,581	186,443

Total depreciation and amortization	$2,000,496	$1,844,174	$2,153,077

Operating income:
Russia Mobile	$2,189,397	$1,945,595	$2,800,776
Russia Fixed	485,273	410,874	448,366
Ukraine Mobile	144,473	120,248	321,328
Other	(84,820)	82,257	45,503
Intercompany eliminations	236	(3,089)	11,273

Net operating income	$2,734,559	$2,555,885	3,627,246

Currency exchange and transaction (gain)/loss	$(20,238)	$252,694	$561,963
Interest income	(84,396)	(104,566)	(69,697)
Interest expense	777,287	571,901	234,424
Change in fair value of derivatives	—	5,420	41,554
Impairment of investments	—	368,355	—
Equity in net income of associates	(70,649)	(60,313)	(75,688)
Other expense, net	66,924	23,254	29,090

Income before provision for income taxes and noncontrolling interest	$2,065,631	$1,499,140	$2,905,600

	2010	2009
Additions to long-lived assets:
Russia Mobile	$1,976,746	$1,247,307
Russia Fixed	562,180	120,036
Ukraine Mobile	117,548	259,388
Other	237,256	463,624

Total additions to long-lived assets	$2,893,730	$2,090,355

Long-lived assets:
Russia Mobile	$5,523,761	$4,827,140
Russia Fixed	2,684,051	2,270,198
Ukraine mobile	1,130,459	1,365,686
Other	1,451,260	1,525,702

Total long-lived assets	$10,789,531	$9,988,726

Total assets:
Russia Mobile	$7,892,428	$8,633,311
Russia Fixed	3,465,731	3,894,636
Ukraine Mobile	1,454,415	1,567,563
Other	1,665,468	1,668,979

Total assets	$14,478,042	$15,764,489

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

32. COMMITMENTS AND CONTINGENCIES

        Capital commitments—As of December 31, 2010, the Group had executed purchase agreements of approximately  $288.8 million to acquire property, plant and equipment, intangible assets and costs related thereto.

        Agreement with Apple—In August 2008, the Group entered into an unconditional purchase agreement with Apple Sales International to buy 1.5 million iPhone handsets at list prices at the dates of respective purchases over a three year period. Pursuant to the agreement the Group should also incur certain iPhone promotion costs. In 2010, 2009 and 2008, the Group made 7.5%, 0.4% and 7.2% of its total purchase installment contemplated by the agreement, respectively. Total amount paid for handsets purchased under the agreement for the years ended December 31, 2010, 2009 and 2008 amounted to  $79.4 million,  $3.4 million and  $65.4 million, respectively.

        MGTS long-term investment program—In December 2003, MGTS announced its long-term investment program for the period from 2004 to 2012, providing for extensive capital expenditures, including expansion and full digitalization of the Moscow telephone network. The program was approved by resolution of the Moscow City Government on December 16, 2003. At the inception of the investment program, capital expenditures were estimated to be approximately  $1,600.0 million and included reconstruction of 350 local telephone stations and installation of 4.3 million of new phone lines. As a result of implementation of the investment program, new digital equipment is being installed in the buildings housing the telephone nodes, and a substantial amount of floor space will become available after the replacement of analogue switching equipment. The additional free floor space after reconstruction is expected to be sold to third parties or rented out. There are 113 automatic telephone station buildings which are to be reconstructed or rebuilt in the course of the investment program. Currently, management has not made a decision whether to sell the free floor space created in the course of the investment program or to rent it out.

        In November 2006, MGTS signed an agreement with the Moscow City Government, under which MGTS' investment program was approved. Under the agreement, the Moscow City Government is entitled to receive not less than 30% of the market value of additional floor space constructed during the course of the investment program. The obligation arises at the time the reconstruction of specified properties is completed. In December 2005, MGTS made a prepayment to the Moscow City Government under this program which will be offset against the future liability arising as a result of the investment program.

        In the course of implementation of the investment program, MGTS entered into a series of agreements with Sistema-Hals, a subsidiary of Sistema, related to project development and reconstruction of buildings housing the telephone stations. The main part of the work under these contracts was to be performed between 2006 and 2012. Under the agreements, Sistema-Hals was to prepare the project documentation and perform construction work on behalf of MGTS, and MGTS was to reimburse all the expenses incurred in relation to the construction process with a margin of 4.75% on such expenses and to pay a fixed fee of  $0.04 million per one building. During 2005-2009 project development and site preparation work was performed by Sistema Hals on 95 sites, which resulted in recognition of payable to Sistema Hals and construction in-progress amounting to  $38.3 million and  $33.3 million, respectively, as of December 31, 2009.

        In December 2010 MGTS and Sistema Hals cancelled agreements in connection with 87 sites out of 95. The agreed terms for the cancelled agreements are as follows:

  •
  For 8 out of 87 sites all the expenses incurred by Sistema Hals in relation to construction process on those sites should be reimbursed by investor companies, not MGTS. Consequently, payable to Sistema Hals and construction in-progress in connection with these sites of  $20.8 million and  $17.7 million, respectively, were reversed as of December 31, 2010.

  •
  For 79 out of 87 sites MGTS is to reimburse part of the expenses incurred by Sistema Hals in relation to the construction process. Consequently, payables to Sistema Hals and construction in progress relating to those 79 sites were reduced by  $6.4 million and  $5.5 million respectively, and, as of December 31, 2010, amounted to  $5.9 million and  $5.0 million respectively. In addition, management believes that the remaining construction in progress is impaired as of December 31, 2010 in the amount of  $3.5 million.

        The remaining 8 sites will be developed based on existing agreements. Accordingly, as of December 31, 2010, the respective payable to Sistema Hals and construction in-progress amounted to  $6.1 million and  $5.2 million respectively.

        Operating leases—The Group has entered into non-cancellable agreements to lease space for telecommunications equipment, offices and transmission channels, which expire in various years up to 2058. Rental expenses under the operating leases of  $338.3 million,  $278.5 million and  $243.8 million for the years ended December 31, 2010, 2009 and 2008, respectively, are included in operating expenses in the accompanying consolidated statements of operations. Rental expenses under the operating leases of  $182.4 million,  $168.7 million and  $175.8 million for the years ended December 31, 2010, 2009 and 2008, respectively, are included in cost of services in the accompanying consolidated statements of operations. Future minimum lease payments due under these leases at December 31, 2010 are as follows:

Payments due in the years ended December 31,
2011	$337,470
2012	27,244
2013	16,096
2014	8,748
2015	6,734
Thereafter	75,265

Total	$471,557

        Taxation—Russia and the CIS countries currently have a number of laws related to various taxes imposed by both federal and regional governmental authorities. Applicable taxes include VAT, corporate income tax (profits tax), a number of turnover-based taxes, and payroll (social) taxes. Laws related to these taxes have not been in force for significant periods, in contrast to more developed market economies; therefore, the government's implementation of these regulations is often inconsistent or nonexistent. Accordingly, few precedents with regard to tax rulings have been established. Tax declarations, together with other legal compliance areas (for example, customs and currency control matters), are subject to review and investigation by a number of authorities, which are enabled by law to impose extremely severe fines, penalties and interest charges. These facts create tax risks in Russia and the CIS countries that are more significant than those typically found in countries with more developed tax systems.

        Generally, according to Russian tax legislation, tax declarations remain open and subject to inspection for a period of three years following the tax year. As of December 31, 2010, tax declarations of MTS OJSC and other subsidiaries in Russia for the preceding three fiscal years were open for further review.

        In October 2009, the Russian tax authorities completed the tax audit of Sibintertelecom for the years ended December 31, 2006, 2007 and 2008. Based on the results of this audit, the Russian tax authorities assessed that RUB 174.5 million ( $5.8 million as of December 31, 2009) in additional taxes, penalties and fines. The Group succeeded appealing in a court of original jurisdiction, which recognized the tax authorities' resolution to be invalid. In February 2011 an arbitration appellate court confirmed the decision of the court of original jurisdiction.

        In December 2010 the Russian tax authorities completed the tax audit of MTS OJSC for the years ended December 31, 2007 and 2008. Based on the results of this audit, the Russian tax authorities assessed that RUB 353.9 million ( $11.6 million as of December 31, 2010) in additional taxes, penalties and fines were payable by the Group. The resolution did not come into force as the Group has prepared and filed a petition with the Federal Tax Service to declare the tax authorities' resolution to be invalid.

        The Group purchases supplemental software from foreign suppliers of telecommunications equipment in the ordinary course of business. The Group's management believes that customs duties are calculated in compliance with applicable legislation. However there is a risk that the customs authorities may take a different view and impose additional customs duties. As of December 31, 2010 and 2009, no provision was recorded in the consolidated financial statements in respect of such additional duties.

        Pricing of revenue and expenses between each of the Group's subsidiaries and various discounts and bonuses to the Group's subscribers in the course of performing its marketing activities might be subject to transfer pricing rules. The Group's management believes that taxes payable are calculated in compliance with the applicable tax regulations relating to transfer pricing. However there is a risk that the tax authorities may take a different view and impose additional tax liabilities. As of December 31, 2010 and 2009, no provision was recorded in the consolidated financial statements in respect of such additional claims.

        Management believes that it has adequately provided for tax and customs liabilities in the accompanying consolidated financial statements. As of December 31, 2010 and 2009, the provision accrued amounted to  $10.0 million and  $68.2 million, respectively. In addition, the accrual for unrecognized income tax benefits, potential penalties and interest recorded in accordance with the authoritative guidance on income taxes totaled  $14.0 million and  $10.6 million as of December 31, 2010 and 2009, respectively. However, the risk remains that the relevant authorities could take differing positions with regard to interpretive issues and the effect could be significant.

        3G license—In May 2007, the Federal Service for Supervision in the Area of Communications and Mass Media awarded MTS a license to provide 3G services in the Russian Federation. The 3G license was granted subject to certain capital and other commitments. The major conditions are that the Group will have to build a certain number of base stations that support 3G standards and will have to start providing services in the Russian Federation by a certain date, and also will have to build a certain number of base stations by the end of the third, fourth and fifth years from the date of granting the license. Management believes that as of December 31, 2010 the Group is in compliance with these conditions.

        Issued guarantees—In 2006, MGTS became a guarantor under a credit facility provided to InvestSvyazHolding, a subsidiary of Sistema, by Komercni banka, a.s., Prague. The credit line totaling EUR 5.6 million was repaid in February 2011. MGTS' guarantee amounted to  $0.9 million as of December 31, 2010.

        In 2006, MGTS became a guarantor under a credit facility provided to MBRD, a subsidiary of Sistema, by Bankgesellschaft Berlin AG, Berlin. The credit line for the total amount of EUR 2.1 million matures in June 2011. MGTS' guarantee amounted to  $0.3 million as of December 31, 2010.

        Under these guarantees the Group could be potentially liable for a maximum amount of  $1.2 million in case of borrowers' default under the obligations. As of December 31, 2010, no event of default has occurred under any of the guarantees issued by the Group. The Group does not recognize a liability at inception for the fair value of the guarantor's obligation, as provisions of the authoritative guidance on guarantees do not apply to the guarantees issued between corporations under common control.

        Bitel—In December 2005, MTS Finance acquired a 51.0% stake in Tarino Limited ("Tarino"), from Nomihold Securities Inc. ("Nomihold"), for  $150.0 million in cash based on the belief that Tarino was at that time the indirect owner, through its wholly owned subsidiaries, of Bitel LLC ("Bitel"), a Kyrgyz company holding a GSM 900/1800 license for the entire territory of Kyrgyzstan.

        Following the purchase of the 51.0% stake, MTS Finance entered into a put and call option agreement with Nomihold for "Option Shares," representing the remaining 49.0% interest in Tarino shares and a proportional interest in Bitel shares. The call option was exercisable by MTS Finance from November 22, 2005 to November 17, 2006, and the put option was exercisable by Nomihold from November 18, 2006 to December 8, 2006. The call and put option price was  $170.0 million.

        Following a decision of the Kyrgyz Supreme Court on December 15, 2005, Bitel's corporate offices were seized by a third party. As the Group did not regain operational control over Bitel's operations in 2005, it accounted for its 51.0% investment in Bitel at cost as at December 31, 2005. The Group appealed the decision of the Kyrgyz Supreme Court in 2006, but the court did not act within the time period permitted for appeal. The Group subsequently sought the review of this dispute over the ownership of Bitel by the Prosecutor General of Kyrgyzstan to determine whether further investigation could be undertaken by the Kyrgyz authorities.

        In January 2007, the Prosecutor General of Kyrgyzstan informed the Group that there were no grounds for involvement by the Prosecutor General's office in the dispute and that no legal basis existed for the Group to appeal the decision of the Kyrgyz Supreme Court. Consequently, the Group decided to write off the costs relating to the purchase of the 51.0% stake in Bitel, which was reflected in its annual consolidated financial statements for the year ended December 31, 2006. Furthermore, with the impairment of the underlying asset, a liability of  $170.0 million was recorded with an associated charge to non-operating expenses.

        In November 2006, MTS Finance received a letter from Nomihold purporting to exercise the put option and sell the Option Shares for  $170.0 million to MTS Finance. In January 2007, Nomihold commenced an arbitration proceeding against MTS Finance in the London Court of International Arbitration in order to compel MTS Finance to purchase the Option Shares. Nomihold sought specific performance of the put option, unspecified monetary damages, interest, and costs. In January 2011 the London Court of International Arbitration made an award in favor of Nomihold satisfying Nomihold's specific performance request and ordered MTS Finance to pay to Nomihold  $170.0 million for the Option Shares,  $5.9 million in damages and  $34.0 million in interest and other costs—all representing in total approximately  $210.8 million ("Award"). In addition to the  $170.0 million liability related to this case and accrued in the year ended December 31, 2006, the Group recorded an additional  $40.8 million in the consolidated financial statements for the year ended December 31, 2010.

        In addition, three Isle of Man companies affiliated with the Group (the "KFG Companies"), have been named defendants in lawsuits filed by Bitel in the Isle of Man seeking the return of dividends received by these three companies in the first quarter of 2005 from Bitel in the amount of approximately  $25.2 million plus compensatory damages, and to recover approximately  $3.7 million in losses and accrued interest. In the event that the defendants do not prevail in these lawsuits, the Group may be liable to Bitel for such claims. The KFG Companies have also asserted counterclaims against Bitel, and claims against other defendants including Altimo LLC ("Altimo"), and Altimo Holdings & Investments Limited ("Altimo Holding"), for the wrongful misappropriation and control of Bitel.

        On November 30, 2007 the High Court of Justice of the Isle of Man set aside orders it had previously issued granting leave to serve the non-Manx defendants out of the jurisdiction as to the KFG Companies' counterclaims on the basis of a lack of jurisdiction. The KFG Companies appealed that ruling to the Isle of Man Staff of Government and on November 28, 2008, the Staff of Government reversed the High Court and ruled that the case should proceed in the Isle of Man. The defendants have sought leave to appeal from the Judicial Committee of the Privy Council of the House of Lords of the United Kingdom.

        On March 10, 2011 the Judicial Committee of the UK Privy Council ruled in favor of the KFG Companies. The Privy Council's ruling confirms the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies against various defendants, including Sky Mobile, Altimo and Altimo Holdings, for the wrongful misappropriation and seizure of Kyrgyz telecom operator Bitel and its assets.

        In a separate arbitration proceeding initiated against the KFG Companies by Kyrgyzstan Mobitel Investment Company Limited ("KMIC"), under the rules of the London Court of International Arbitration, the arbitration tribunal in its award found that the KFG Companies breached a transfer agreement dated May 31, 2003 (the "Transfer Agreement"), concerning the shares of Bitel. The Transfer Agreement was made between the KFG Companies and IPOC International Growth Fund Limited ("IPOC"), although IPOC subsequently assigned its interest to KMIC, and KMIC was the claimant in the arbitration. The tribunal ruled that the KFG Companies breached the Transfer Agreement when they failed to establish a date on which the equity interests in Bitel were to be transferred to KMIC and by failing to take other steps to transfer the Bitel interests. This breach occurred prior to MTS Finance's acquisition of the KFG Companies. The arbitration tribunal ruled that KMIC is entitled only to damages in an amount to be determined in future proceedings. At the request of the parties, the tribunal agreed to stay the damages phase of the proceedings pending the resolution of the appeals process before the court in the Isle of Man, as described above. The Group is not able to predict the outcome of these proceedings or the amount of damages to be paid, if any.

        Beta Link—On August 12, 2009, Beta Link CJSC ("Beta Link") filed a claim against MTS, seeking (i) payment of RUB 238.5 million ( $7.9 million as of December 31, 2009) in dealer commission, (ii) payment of  $10.0 million in penalties for breach of dealers' agreement and (iii) payment of  $2.7 million of unrealized potential benefits. On December 11, 2009, Moscow Arbitration Court ruled against MTS enacting to pay an amount of RUB 118.6 million ( $3.9 million as of December 31, 2009) and  $10 million in penalties. MTS prepared and filed an appeal in response of Moscow Arbitration Court ruling, which resulted in a judgment in favor of the Group on March 23, 2010. Beta Link, in return, prepared the further appeal against MTS. On July 22, 2010, Beta Link withdrew its appeal and the case was dismissed.

        Other litigation—In the ordinary course of business, the Group may be party to various legal, tax and customs proceedings, and subject to claims, certain of which relate to developing markets and evolving fiscal and regulatory environments in which MTS operates. Management believes that the Group's liability, if any, in all such pending litigation, other legal proceeding or other matters will not have a material effect upon its financial condition, results of operations or liquidity of the Group.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

33. SUBSEQUENT EVENTS

        Acquisition of various regional companies—Subsequent to the balance sheet date, the Group acquired the remaining 26% in Antenna-Garant LLC, 50% in MKS Chelyabinsk LLC, 30% in Zhanr LLC, 30% in MKS Chita LLC, 24% in MKS Miass CJSC and in MKS Arzamas CJSC, 30% in KomTel- TV LLC and 45% in Tinet CJSC, subsidiaries of Multiregion, for the total amount of RUB 693.5 million ( $24.1 million as of the acquisition dates). As a result of these transactions, the Group's ownership interest in these subsidiaries increased to 100%.

        Acquisition of Inteleca Group—In March 2011 the Group acquired 100% in Inteleca Group of companies ("Inteleca"), an alternative operator in the cities of Barnaul and Biysk in Altai Krai of the Siberian Federal District, from a group of private investors. The acquisition allows the Group to strengthen its position in the broadband internet and cable TV markets in the region. The purchase price was RUB 545.8 million (or approximately  $19.2 million as of March 31, 2011). In addition, Inteleca has net debt of RUB 58.5 million (or approximately  $2.1 million as of March 31, 2011).

        Acquisition of Infocentr—On April 26, 2011, the Group acquired 100% in each of the five legal entities operating under the Infocentr brand (collectively, "Infocentr") in Kurgan, the administrative center of the Kurgan region of the Urals Federal District, from a group of private investors. Following the acquisition, the Group is currently able to provide broadband Internet and cable TV services in all regions of the Urals Federal District. The purchase price was RUB 435.0 million (or approximately  $15.6 million).

        Dividend recommendation—On April 27, 2011, the Company's Board of Directors set the date for the annual general meeting of shareholders for June 27, 2011. The Board of Directors also recommended that the annual general meeting of shareholders ("AGM") approves annual dividends of RUB 14.54 per ordinary share (approximately  $1.04 per ADS) for the fiscal year ended December 31, 2010. The total amount of recommended dividends is RUB 30.05 billion (approximately  $1.08 billion, or 78% of net income attributable to the Group for the year ended December 31, 2010). The record date for the Group's shareholders and ADS-holders entitled to participate in the AGM and to receive dividends for the fiscal year ended December 31, 2010 was set as May 10, 2011.

        Ruble bond repurchase—In May 2011, the Group changed the coupon rate for MTS OJSC Notes due 2014 from 16.75% to 7.6%. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2014 at the request of eligible noteholders in the amount of RUB 1.103 billion (approximately  $39.2 million as of May 19, 2011). The new coupon rate is valid till the final due date of the notes.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Policies)	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Accounting principles

       Accounting principles—The Group's entities maintain accounting books and records in local currencies of their domicile in accordance with the requirements of respective accounting and tax legislation. The accompanying consolidated financial statements have been prepared in order to present MTS financial position and its results of operations and cash flows in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and are expressed in terms of U.S. Dollars.

        The accompanying consolidated financial statements differ from the financial statements used for statutory purposes in that they reflect certain adjustments, not recorded on the entities' books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments are related to revenue recognition, foreign currency translation, deferred taxation, consolidation, acquisition accounting, depreciation and valuation of property, plant and equipment, intangible assets and investments.

Basis of consolidation

        Basis of consolidation—Wholly-owned and majority-owned subsidiaries where the Group has operating and financial control are consolidated. All intercompany accounts and transactions are eliminated upon consolidation. Those ventures where the Group exercises significant influence but does not have operating and financial control are accounted for using the equity method. Investments in which the Group does not have the ability to exercise significant influence over operating and financial policies are accounted for under the cost method and included in other investments in the consolidated statements of financial position. The Group's share in the net income of unconsolidated associates is included in other income in the accompanying consolidated statements of operations and disclosed in Note 14. Results of operations of subsidiaries acquired are included in the consolidated statements of operations from the date of their acquisition.

        The acquisition of majority ownership interests in TS-Retail, Metro-Telecom and Sistema Telecom, entities under common control of Sistema, during the year ended December 31, 2010 (Note 3) resulted in retrospective adjustment of the Group' consolidated financial statements. Assets and liabilities acquired were recorded at the historical carrying value and the consolidated financial statements were retroactively restated to reflect the Group as if these businesses had been owned since the beginning of the earliest period presented. The following table presents the significant effects of this restatement.

	As previously reported	Effect of entities acquired from Sistema	Eliminations	As restated
As of December 31, 2009:
Total current assets	$4,394,956	$29,348	$(22,976)	$4,401,328
Property, plant and equipment, net	7,745,331	5,286	—	7,750,617
Intangible assets, net	2,235,831	2,278	—	2,238,109
Investments	1,159,012	—	(30,192)	1,128,820
Other non-current assets	245,615	—	—	245,615

Total assets	15,780,745	36,912	(53,168)	15,764,489

Total current liabilities	4,257,933	74,234	(53,132)	4,279,035
Total long-term liabilities	7,037,482	—	—	7,037,482

Total liabilities	11,295,415	74,234	(53,132)	11,316,517

Redeemable noncontrolling interest	82,261	—	—	82,261
Shareholders' equity attributable to the Group	3,376,950	(32,242)	(36)	3,344,672
Nonredeemable noncontrolling interests	1,026,119	(5,080)	—	1,021,039

Total equity	$4,403,069	$(37,322)	$(36)	$4,365,711

For the year ended December 31, 2009:
Net operating revenue	$9,823,542	$95,910	$(52,199)	$9,867,253
Net operating income	2,547,567	8,301	17	2,555,885
Income before provision for income taxes and noncontrolling interests	1,494,730	4,393	17	1,499,140
Net income	990,775	3,301	17	994,093
Net income attributable to the Group	1,004,479	9,707	17	1,014,203
EPS, basic and diluted, U.S. Dollars	0.53			0.54
For the year ended December 31, 2008:
Net operating revenue	$11,900,934	$122,187	$(30,498)	$11,992,623
Net operating income	3,647,336	(19,845)	(245)	3,627,246
Income before provision for income taxes and noncontrolling interests	2,930,059	(24,214)	(245)	2,905,600
Net income	2,187,178	(25,653)	(245)	2,161,280
Net income attributable to the Group	2,000,119	(20,767)	(245)	1,979,107
EPS, basic and diluted, U.S. Dollars	1.04			1.03

        As of December 31, 2010 and 2009, the Company had investments in the following significant legal entities:

		December 31,
	Accounting method	2010	2009
Sibintertelecom	Consolidated	100.0%	100.0%
Dagtelecom	Consolidated	100.0%	100.0%
Russian Telephone Company ("RTC")	Consolidated	100.0%	100.0%
Evrotel	Consolidated	100.0%	100.0%
MTS Ukraine(1)	Consolidated	100.0%	100.0%
Uzdunrobita	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
MTS Bermuda(3)	Consolidated	100.0%	100.0%
Multiregion	Consolidated	100.0%	—
K-Telecom	Consolidated	80.0%	80.0%
Comstar-UTS	Consolidated	73.3%	64.0%
Metro-Telecom	Consolidated	95.0%	—
MTS International	Consolidated	VIE	—
Sistema Telecom	Consolidated	100.0%	—
TS-Retail	Consolidated/Equity	96.0%	34.6%
MTS Belarus	Equity	49.0%	49.0%
Intellect Telecom	Equity	22.5%	—
(1)
Legal entity Ukrainian Mobile Communications was renamed to MTS Ukraine in 2010.

(2)
Represents beneficial ownership.

(3)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

        The Group consolidates MTS International Funding Limited ("MTS International"), a private company organized and existing as a private limited company under the laws of Ireland, which qualified as a variable interest entity under ASC 810, Consolidation. The Group is the primarily beneficiary of MTS International. MTS International was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 MTS International issued  $750.0 million 8.625% notes due in 2020 (Note 18). Total liabilities of the consolidated variable interest entity amounted to  $751.6 million as of December 31, 2010.

Functional currency translation methodology

        Functional currency translation methodology—As of December 31, 2010, the functional currencies of Group entities were as follows:

  •
  For entities incorporated in the Russian Federation, MTS Bermuda, MTS Finance and MTS International—the Russian ruble ("RUB");

  •
  For MTS Ukraine—Ukrainian hryvnia;

  •
  For the Turkmen branch of BCTI—the Turkmenian manat;

  •
  For K-Telecom—the Armenian dram;

  •
  For MTS-Belarus—the Belarusian ruble; and

  •
  For Uzdunrobita and other entities—the U.S. Dollar ("USD").

        The Group's reporting currency is U.S. Dollars. Remeasurement of the financial statements into functional currencies, where applicable, and translation of financial statements into U.S. Dollars has been performed as follows:

        For entities whose records are not maintained in their functional currencies, monetary assets and liabilities have been remeasured at the period-end exchange rates. Non-monetary assets and liabilities have been remeasured at historical rates. Revenues, expenses and cash flows have been remeasured at average rates. Remeasurement differences resulting from the use of these rates have been accounted for as currency exchange and transaction gains and losses in the accompanying consolidated statements of operations.

        For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end statement of financial position items have been translated into U.S. Dollars at the period-end exchange rate. Revenues and expenses have been translated at the average exchange rate for the period. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

Management estimates

        Management estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Significant estimates include the allowance for doubtful accounts, allowance for inventory obsolescence, valuation of assets acquired and liabilities assumed in business combinations, income tax benefits, the recoverability of investments, goodwill, intangible assets and other long-lived assets, valuation of certain accrued liabilities and valuation of financial instruments.

Cash and cash equivalents

        Cash and cash equivalents—Cash and cash equivalents represent cash on hand and in bank accounts and short-term investments, including term deposits, having original maturities of less than three months.

Short-term investments and loans

        Short-term investments and loans—Short-term investments generally represent investments in promissory notes, loans and time deposits which have original maturities in excess of three months but less than twelve months. These investments are being accounted for at amortized cost.

Accounts receivable

        Accounts receivable—Accounts receivable are stated net of allowance for doubtful accounts.Concentrations of credit risk with respect to trade receivables are limited due to a highly diversified customer base, which includes a large number of individuals, private businesses and state-financed institutions.

Provision for doubtful accounts

        Provision for doubtful accounts—The Group provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable, advances given, loans and other receivables. Such allowance reflects either specific cases, collection trends or estimates based on evidence of collectability. For changes in the provision for doubtful accounts receivable see Note 7.

Prepaid expenses
Prepaid expenses—Prepaid expenses primarily comprise advance payments made to vendors for inventory and services.

Inventory and spare parts

        Inventory and spare parts—Inventory and spare parts mainly consists of handsets and accessories held for sale, cables and spare parts to be used for equipment maintenance within the next twelve months and advertising materials. Inventory is stated at the lower of cost or market value. Inventory cost is determined using the weighted average cost method.

        Handsets and accessories held for sale are expensed when sold. The Group periodically assesses its inventories for obsolete and slow-moving stock.

Value-added tax("VAT")

        Value-added tax ("VAT")—Value-added tax related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred for purchases may be reclaimed from the state, subject to certain restrictions, against VAT related to sales.

Assets held for sale

        Assets held for sale—In 2006, Group management decided to discontinue use of certain telecommunication equipment ("Lucent equipment") in accordance with the Group's network development strategy. The Group accounts for Lucent equipment in accordance with the authoritative guidance on property, plant and equipment, and reports Lucent equipment at the lower of its carrying amount or fair value less costs to sell. The fair value of these assets held for sale was determined based on disposal contract value and considered a Level 3 valuation as it was based on significant unobservable inputs. The equipment had a fair value less costs to sell of approximately  $10.4 million and  $18.5 million as of December 31, 2010 and 2009, respectively.

        The Group initially negotiated with a third party to sell this equipment during the year ended December 31, 2007. However, due to the wide range of geographical areas in which the equipment was located and its diversity, the Group reconsidered the time needed to sell the equipment in 2007 and, as a result, the original plan of sale was extended. The amount of Lucent equipment sold during 2008, 2009 and 2010 equaled  $12.8 million,  $25.2 million and  $8.1 million respectively. The remaining part of Lucent equipment held for sale in the amount of  $10.4 million is expected to be sold during 2011 and was classified as other current assets in the accompanying consolidated statement of financial position as of December 31, 2010.

Long-term investments and loans

        Long-term investments and loans—Long-term financial instruments consist primarily of long-term investments and loans and long-term debt. Since quoted market prices are not readily available for all of its long-term investments and loans, the Group estimates their fair values based on the use of estimates incorporating various unobservable market inputs.

        The Group does not discount promissory notes of and loans granted to related parties, interest rates on which are different from market rates. Accordingly, fair value of such notes and loans may be different from their carrying value.

Property, plant and equipment

        Property, plant and equipment—Property, plant and equipment, including improvements that extend useful lives, are stated at cost. Property, plant and equipment contributed to MGTS free of charge are capitalized at their fair value at the date of transfer, and corresponding liability is recorded and amortized to the consolidated statements of operations over the contributed asset's useful life. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life as follows:

Mobile telecommunications equipment	4 - 12 years
Fixed line telecommunications equipment	7 - 31 years
Leasehold improvements	Lesser of estimated useful life and lease term (1 - 10 years)
Buildings and constructions	20 - 94 years
Other fixed assets	3 - 25 years

        Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized. Interest expense incurred during the construction phase of MTS' network is capitalized as part of property, plant and equipment until the relevant projects are completed and placed into service.

Asset retirement obligations

        Asset retirement obligations—The Group calculates asset retirement obligations and an associated asset retirement cost when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group's obligations relate primarily to the cost of removing its equipment from sites. The Group recorded the present value of asset retirement obligations as other long-term liabilities in the consolidated statement of financial position.

License costs

        License costs—License costs are capitalized as a result of (a) the purchase price allocated to licenses acquired in business combinations and (b) licenses purchased directly from government organizations, which require license payments.

        The Group's operating licenses do not provide for automatic renewal. As of December 31, 2010, all licenses covering the territories of the Russian Federation were renewed. The cost to renew the licenses was not significant.

        The Group has limited experience with the renewal of its existing licenses covering the territories of the Group's foreign subsidiaries. Licenses for provision of telecommunication services in MTS Ukraine, Uzdunrobita and K-Telecom are valid up to 2013, 2016 and 2019, respectively. The license in Turkmenistan was suspended by the Turkmenistan Ministry of Communications in December 2010 which resulted in cessation of Group's operational activity in Turkmenistan (Note 4). Management believes that licenses required for the Group's operations will be renewed upon expiration, though there is no assurance of such renewals and the Group has limited experience in seeking renewal of such licenses.

        License costs are being amortized during the initial license period without consideration of possible future renewals, subject to periodic review for impairment, on a straight-line basis over the period of validity, which varies from three to fifteen years.

Other intangible assets and goodwill

        Other intangible assets and goodwill—Intangible assets represent various purchased software costs, telephone numbering capacity, acquired customer base, rights to use radio frequencies and rights to use premises. A part of the rights to use premises was contributed by shareholders to the Group's charter capital. Telephone numbering capacity with a finite contractual life is being amortized over the contract period which varies from two to ten years. The rights to use premises are being amortized over five to fifteen years. Amortization of numbering capacity costs starts immediately upon the purchase of numbering capacity. Telephone numbering capacity with unlimited contractual life is not amortized, but is reviewed, at least annually, for impairment in accordance with the authoritative guidance on intangibles.

        For acquisitions before January 1, 2009 goodwill represents an excess of the consideration paid over the fair market value of net identifiable assets acquired in purchase business combination and is not amortized. For the acquisitions after January 1, 2009 goodwill is determined as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is reviewed for impairment at least annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with the authoritative guidance on intangibles, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill (see Note 12).

        Software and other intangible assets are amortized over one to fifty years. Customer bases are amortized on a straight-line basis over their respective estimated average subscriber life, being from 20 to 240 months. Rights to use radio frequencies are amortized over the period of their contractual life, being from two to fifteen years. All finite-life intangible assets are amortized using the straight-line method.

Impairment of long-lived assets

        Impairment of long-lived assets—The Group periodically evaluates the recoverability of the carrying amount of its long-lived assets. Whenever events or changes in circumstances indicate that the carrying amounts of those assets may not be recoverable, the Group compares undiscounted net cash flows estimated to be generated by those assets to the carrying amount of those assets. When the undiscounted cash flows are less than the carrying amounts of the assets, the Group records impairment losses to write the asset down to fair value, measured by the estimated discounted net future cash flows expected to be generated from the use of the assets. Impairment of property, plant and equipment and intangible assets amounted to  $127.9 million,  $75.1 million and  $1.4 million for the years ended December 31, 2010, 2009 and 2008, respectively. The impairment loss in the amount of  $119.6 million for the year ended December 31, 2010 was recognized as a result of license suspension from the Group's subsidiary in Turkmenistan (Note 4).

Impairment of investments

        Impairment of investments—Management periodically assesses the recoverability of the carrying values of investments and, if necessary, records impairment losses to write the investments down to fair value (see Note 15 and 16).

Leasing arrangements

        Leasing arrangements—Entities of the Group lease operating facilities which include switches, other network equipment, vehicles, premises and sites to install base stations equipment and towers. Rentals payable under operating leases are charged to the statement of operation on a straight line basis over the term of the relevant lease. For capital leases, the present value of future minimum lease payments at the inception of the lease is reflected as an asset and a liability in the statement of financial position. Amounts due within one year are classified as short-term liabilities and the remaining balance as long-term liabilities.

Subscriber prepayments

        Subscriber prepayments—The Group requires the majority of its customers to pay in advance for telecommunications services. All amounts received in advance of services provided are recorded as a subscriber prepayment liability and are not recorded as revenues until the related services have been provided to the subscriber.

Treasury stock
Treasury stock—Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders' equity in the Group's consolidated financial statements.

Revenue recognition

        Revenue recognition—Revenue includes all revenues from the ordinary business activities of the Group. Revenues are recorded net of value-added tax. They are recognized in the accounting period in which they are earned in accordance with the realization principle.

        Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or period of time (monthly subscription fees).

        Upfront fees received for connection of new subscribers, installation and activation of wireless, wireline and data transmission services ("connection fees") are deferred and recognized over the estimated average subscriber life, as follows:

Mobile subscribers	1 - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

        The Group calculates an average life of mobile subscribers for each region in which it operates and amortizes regional connection fees.

Sales of handsets and accessories

        Sales of handsets and accessories—The Group sells wireless handsets and accessories to customers who are entering into contracts for service and also as separate distinct transactions. The Group recognizes revenues from the sale of wireless handsets and accessories when the products are delivered to and accepted by the customer, as it is considered to be a separate earnings process from the sale of wireless services in accordance with the authoritative guidance on multiple-element arrangements. The costs of wireless handsets and accessories, whether sold to subscribers through the distribution channel or as part of the service contract, are expensed when the associated revenue is recognized.

Customer incentives

        Customer incentives—Incentives provided to customers are usually offered on signing a new contract or as part of a promotional offering. Incentives, representing the reduction of the selling price of the service (free minutes and discounts) are recorded in the period to which they relate, when the respective revenue is recognized, as a reduction to both accounts receivable and revenue. However, if the sales incentive is a free product or service delivered at the time of sale, the cost of the free product or service is classified as an expense. In particular, the Group sells handsets at prices below cost to contract subscribers. Such subsidies are recognized in the cost of handsets and accessories when the sale is recorded.

Prepaid cards

        Prepaid cards—The Group sells prepaid cards to subscribers, separately from the handset. Prepaid cards, used as a method of cash collection, are accounted for as customer advances. These cards allow subscribers to make a predetermined allotment of wireless phone calls and/or take advantage of other services offered by the Group, such as short messages and value-added services. Revenue from the sale of prepaid cards is deferred until the service is rendered to the customer uses the airtime or the card expires.

Roaming discounts

        Roaming discounts—The Group enters into roaming discount agreements with a number of wireless operators. According to the terms of the agreements the Group is obliged to provide and entitled to receive a discount that is generally dependant on the volume of inter operator roaming traffic. The Group accounts for rebates received from and granted to roaming partners in accordance with the authoritative guidance on customer payments and incentives. The Group uses various estimates and assumptions, based on historical data and adjusted for known changes, to determine the amount of discount to be received or granted. Such estimates are adjusted monthly to reflect newly-available information. The Group accounts for discounts received as a reduction of roaming expenses and rebates granted as reduction of roaming revenue. The Group considers terms of the various roaming discount agreements in order to determine the appropriate presentation of the amounts receivable from and payable to its roaming partners in its consolidated statement of financial position.

Income taxes

        Income taxes—The Group recognizes income tax positions if it is more likely than not that they will be sustained on a tax audit, including resolution of related appeals or litigation processes, if any, and measures them as the largest amount which is more than 50% likely of being realized upon ultimate settlement. Deferred tax assets and liabilities are recognized for the expected future tax consequences of existing differences between financial reporting and tax reporting bases of assets and liabilities, and for the loss or tax credit carry-forwards using enacted tax rates expected to be in effect at the time these differences are realized. Valuation allowances are recorded for deferred tax assets for which it is more likely than not that the assets will not be realized (see Note 24). Interests and penalties related to uncertain tax positions are recognized in income tax expense.

Sales and marketing expenses

        Sales and marketing expenses—Sales and marketing expenses consist primarily of dealers' commissions and advertising costs. Dealers' commissions are linked to revenues received during the six-month period from the date a new subscriber is activated by a dealer. MTS expenses these costs as incurred. Advertising costs for the years ended December 31, 2010, 2009 and 2008, were  $319.7 million,  $321.0 million and  $459.9 million, respectively.

Borrowing costs

        Borrowing costs—Borrowing costs include interest incurred on existing indebtedness and debt issuance costs. Interest costs for assets that require a period of time to get them ready for their intended use are capitalized and amortized over the estimated useful lives of the related assets. The capitalized interest costs for the years ended December 31, 2010, 2009 and 2008 were  $43.9 million,  $72.3 million and  $84.5 million, respectively. Debt issuance costs are capitalized and amortized over the term of the respective borrowings using the effective interest method. Interest expense net of amounts capitalized and amortization of debt issuance costs, for the years ended December 31, 2010, 2009 and 2008, were  $688.0 million,  $535.0 million and  $212.3 million, respectively.

Retirement benefit and social security costs

  Retirement benefit and social security costs—The Group contributes to the local state pension and social funds, on behalf of all its employees.

        In Russia all social contributions paid during the year ended December 31, 2010 are represented by payments to governmental social funds, including Pension Fund of the Russian Federation, Social Security Fund of the Russian Federation, Medical Insurance Fund of the Russian Federation. A direct contribution to those funds replaced payments of unified social tax ("UST") since UST was abolished effective January 1, 2010. The contributions are expensed as incurred. The amount of social contributions paid by the Group in Russia amounted to  $127.6 million,  $96.3 million and  $122.3 million in 2010, 2009 and 2008, respectively.

        MGTS, a subsidiary of the Group, has historically offered its employees certain benefits upon and after retirement. The cost of such benefits includes current service costs and amortization of prior service costs. The expense is recognized during an employee's years of active service with MGTS. The recognition of expense for retirement pension plans is significantly impacted by estimates made by management such as discount rates used to value certain liabilities, expected return on assets, future rates of compensation increase and other related assumptions. The Group accounts for pension plans in accordance with the requirements of the FASB authoritative guidance on retirement benefits.

        In Ukraine, Uzbekistan, Turkmenistan and Armenia the subsidiaries of the Group are required to contribute a specified percentage of each employee payroll up to a fixed limit to the local pension fund, unemployment and social security funds. Payments to the pension fund in Ukraine amounted to  $70.5 million,  $64.9 million and  $14.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts contributed to the pension funds in Uzbekistan, Turkmenistan and Armenia were not significant.

Earnings per share

        Earnings per share—Basic earnings per share ("EPS") have been determined using the weighted average number of MTS shares outstanding during the year. Diluted EPS reflect the potential dilutive effect of stock options granted to employees.

Financial instruments and hedging activities

        Financial instruments and hedging activities—From time to time to optimize the structure of business acquisitions and to defer payment of the purchase price the Group enters into put and call option agreements to acquire the remaining noncontrolling stakes in newly acquired subsidiaries. These put and call option agreements are classified as redeemable securities and are accounted for at redemption value which is generally the fair value of redeemable noncontrolling interests as of the reporting date. Fair value of redeemable noncontrolling interests is assessed based on discounted future cash flows of the acquired entity ("Level 3" significant unobservable inputs of the hierarchy established by the U.S. GAAP guidance). Changes in redemption value of redeemable noncontrolling interests are accounted for in the Group's retained earnings. Redeemable noncontrolling interests are presented as temporary equity in the consolidated statement of financial position.

        The Group uses derivative instruments, including swap, forward and option contracts to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current assets or liabilities in the consolidated statement of financial position. The Group reviews its fair value hierarchy classifications quarterly. Changes in significant observable valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. During the years ended December 31, 2010, 2009 and 2008 no reclassifications occurred. The fair value measurement of the Group's hedging agreements is based on the observable yield curves for similar instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance).

        The Group designates derivatives as either fair value hedges or cash flow hedges in case the required criteria are met. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statement of operations together with any changes in the fair value of the hedged asset or liability that is attributed to the hedged risk.

        The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of operations. For derivatives that do not meet the conditions for hedge accounting, gains and losses from changes in the fair value are included in the consolidated statement of operations (Note 22).

        Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

        The Group does not use financial instruments for trading or speculative purposes.

Fair value of financial instruments

        Fair value of financial instruments—The fair market value of financial instruments, consisting of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, which are included in current assets and liabilities, approximates the carrying value of these items due to the short term nature of these amounts. The fair value of issued notes as of December 31, 2010, is disclosed in Note 18 and is based on active markets' quoted prices.

        Based on current market interest rates available to the Group for long-term borrowings with similar terms and maturities, the Group believes the fair value of other fixed rate debt including capital lease obligations and the fair value of variable rate debt approximated its carrying value as of December 31, 2010.

Comprehensive income
Comprehensive income—Comprehensive income is defined as net income plus all other changes in net assets from non-owner sources.

Stock-based compensation

        Stock-based compensation—The Group accounts for stock-based compensation under the authoritative guidance on share based compensations. Under the provisions of this guidance companies must calculate and record the cost of equity instruments, such as stock options awarded to employees for services received, in the statements of operation. The cost of the equity instruments is to be measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and recognized over the period during which the employees are required to provide services in exchange for equity instruments.

DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2010
DESCRIPTION OF BUSINESS
Schedule of shareholders of record and their respective percentage direct interests in outstanding shares

	December 31,
	2010	2009
Sistema	33.2%	33.2%
Sistema Holding Limited ("Sistema Holding"), a subsidiary of Sistema	10.1%	10.1%
Invest-Svyaz CJSC ("Invest-Svyaz"), a subsidiary of Sistema	8.4%	8.4%
VAST LLC ("VAST"), a subsidiary of Sistema	—	3.1%
Sistema Telecom Activy LLC ("STA"), a subsidiary of Sistema	3.1%	—
ADS Holders	40.6%	40.6%
Free float, GDR Holders and others	4.6%	4.6%

	100.0%	100.0%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Schedule of significant effects of the restatement due to the acquisition of majority ownership interests in TS-Retail, Metro-Telecom and Sistema Telecom, entities under common control of Sistema

	As previously reported	Effect of entities acquired from Sistema	Eliminations	As restated
As of December 31, 2009:
Total current assets	$4,394,956	$29,348	$(22,976)	$4,401,328
Property, plant and equipment, net	7,745,331	5,286	—	7,750,617
Intangible assets, net	2,235,831	2,278	—	2,238,109
Investments	1,159,012	—	(30,192)	1,128,820
Other non-current assets	245,615	—	—	245,615

Total assets	15,780,745	36,912	(53,168)	15,764,489

Total current liabilities	4,257,933	74,234	(53,132)	4,279,035
Total long-term liabilities	7,037,482	—	—	7,037,482

Total liabilities	11,295,415	74,234	(53,132)	11,316,517

Redeemable noncontrolling interest	82,261	—	—	82,261
Shareholders' equity attributable to the Group	3,376,950	(32,242)	(36)	3,344,672
Nonredeemable noncontrolling interests	1,026,119	(5,080)	—	1,021,039

Total equity	$4,403,069	$(37,322)	$(36)	$4,365,711

For the year ended December 31, 2009:
Net operating revenue	$9,823,542	$95,910	$(52,199)	$9,867,253
Net operating income	2,547,567	8,301	17	2,555,885
Income before provision for income taxes and noncontrolling interests	1,494,730	4,393	17	1,499,140
Net income	990,775	3,301	17	994,093
Net income attributable to the Group	1,004,479	9,707	17	1,014,203
EPS, basic and diluted, U.S. Dollars	0.53			0.54
For the year ended December 31, 2008:
Net operating revenue	$11,900,934	$122,187	$(30,498)	$11,992,623
Net operating income	3,647,336	(19,845)	(245)	3,627,246
Income before provision for income taxes and noncontrolling interests	2,930,059	(24,214)	(245)	2,905,600
Net income	2,187,178	(25,653)	(245)	2,161,280
Net income attributable to the Group	2,000,119	(20,767)	(245)	1,979,107
EPS, basic and diluted, U.S. Dollars	1.04			1.03

Schedule of significant legal entities

		December 31,
	Accounting method	2010	2009
Sibintertelecom	Consolidated	100.0%	100.0%
Dagtelecom	Consolidated	100.0%	100.0%
Russian Telephone Company ("RTC")	Consolidated	100.0%	100.0%
Evrotel	Consolidated	100.0%	100.0%
MTS Ukraine(1)	Consolidated	100.0%	100.0%
Uzdunrobita	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
MTS Bermuda(3)	Consolidated	100.0%	100.0%
Multiregion	Consolidated	100.0%	—
K-Telecom	Consolidated	80.0%	80.0%
Comstar-UTS	Consolidated	73.3%	64.0%
Metro-Telecom	Consolidated	95.0%	—
MTS International	Consolidated	VIE	—
Sistema Telecom	Consolidated	100.0%	—
TS-Retail	Consolidated/Equity	96.0%	34.6%
MTS Belarus	Equity	49.0%	49.0%
Intellect Telecom	Equity	22.5%	—
(1)
Legal entity Ukrainian Mobile Communications was renamed to MTS Ukraine in 2010.
(2)
Represents beneficial ownership.
(3)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

Schedule of expected useful life of property, plant and equipment

Mobile telecommunications equipment	4 - 12 years
Fixed line telecommunications equipment	7 - 31 years
Leasehold improvements	Lesser of estimated useful life and lease term (1 - 10 years)
Buildings and constructions	20 - 94 years
Other fixed assets	3 - 25 years

Schedule of estimated average subscriber lives

Mobile subscribers	1 - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years

BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2010
BUSINESS ACQUISITIONS AND DISPOSALS
Purchase price allocation of Multiregion acquisition

        Multiregion—In July 2010, the Group acquired a 100% stake in Multiregion CJSC ("Multiregion"), for the cash consideration of  $123.6 million. Multiregion and its subsidiaries is a group of broadband and cable TV providers with the presence in 37 cities of the Russian Federation.

        The acquisition was accounted for using the purchase method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$46,776
Non-current assets	46,732
Customer base	76,376
Goodwill	148,743
Current liabilities	(126,780)
Non-current liabilities	(44,007)
Fair value of noncontrolling interests	(24,244)

Consideration paid	$123,596

Purchase price allocation of the regional fixed line operators acquired in 2010

        Acquisitions of controlling interests in regional fixed line operators—In 2010, as a part of its program of regional expansion, the Group has acquired controlling interests in a number of alternative fixed-line operators in certain regions of Russia. The purchase price for these acquisitions was paid in cash. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation for regional fixed line operators acquired during the year ended December 31, 2010:

	Tenzor Telecom	Penza Telecom	NMSK	Lanck Telecom	Total
Month of acquisition	February	June	December	December
Ownership interest acquired	100%	100%	100%	100%
Region of operations	Central region	Volga region	Sibir region	North-West region
Current assets	$711	$1,076	$2,486	$2,066	$6,339
Property, plant and equipment	2,191	2,407	9,264	8,444	22,306
Goodwill	6,616	7,394	—	18,144	32,154
Subscriber base	—	15,603	23,893	—	39,496
Current liabilities	(3,142)	(4,369)	(8,109)	(10,832)	(26,452)
Non-current liabilities	(130)	(2,779)	(4,348)	—	(7,257)

Consideration paid	$6,246	$19,332	$23,186	$17,822	$66,586

Purchase price allocation of the retail chains

        Acquisitions of certain retail chains—In 2009, in conjunction with the development of its own retail network, the Group acquired controlling interests in a number of retail chains in Russia. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation of the retail chains acquired as of the acquisition date:

	Telefon.ru	Eldorado	Teleforum	Total
Month of acquisition	February	March	October
Ownership interest acquired	100%	100%	100%
Current assets	$48,979	$2,467	$2,953	$54,399
Non-current assets	2,315	911	745	3,971
Brand	—	374	—	374
Goodwill	123,333	29,875	9,050	162,258
Current liabilities	(108,701)	(12,248)	(3,614)	(124,563)
Non-current liabilities	(5,926)	(115)	—	(6,041)

Fair value of contingent consideration	—	(3,414)	(6,934)	(10,348)
Consideration paid	$60,000	$17,850	$2,200	$80,050

Purchase price allocation of Evrotel acquisition

        Evrotel acquisition—In December 2009, the Group acquired a 100% stake in Evrotel OJSC ("Evrotel"), a Russian federal back bone network operator, from a third party. The consideration paid comprised  $90 million. Under the terms of agreement the Group shall pay contingent consideration of up to  $20 million should Evrotel complete the construction of certain fiber-optic lines and the Group retain control over the technical support agreements in relation to the optic cable lines. At the acquisition date the estimated fair value of this contingent consideration was  $20 million.

        The acquisition was accounted for using the purchase method of accounting. The purchase price allocation for the acquisition was as follows:

Current assets	$14,300
Non-current assets	67,960
Customer base	4,726
Goodwill	98,542
Liabilities	(75,528)

Fair value of contingent consideration	(20,000)
Consideration paid	$90,000

Purchase price allocation for Kolorit acquisition

        Kolorit acquisition—In September 2009, the Group acquired a 100% stake in Kolorit Dizayn Inc ("Kolorit"), a company providing outdoor advertising services in the territory of Uzbekistan, for  $39.7 million in cash.

        The acquisition was accounted for using the purchase method of accounting. The summary of the purchase price allocation for the acquisition was as follows:

Current assets	$993
Non-current assets	11,788
Brand	2,097
Goodwill	27,109
Current liabilities	(2,098)
Non-current liabilities	(235)

Consideration paid	$39,654

Purchase price allocation of the regional fixed line operators acquired in 2008

        Acquisitions of controlling interests in regional fixed line operators—In 2008, as a part of its program of regional expansion, Comstar-UTS has acquired controlling interests in certain alternative fixed-line operators in several regions of Russia. The acquisitions were accounted for using the purchase method of accounting.

        The following table summarizes the purchase price allocation of the fixed-line operators acquired as of the acquisition dates:

	Interlink Group	Strategia (Urals Telephone Company ("UTC")	Total
Month of acquisition	June	July
Ownership interest acquired	100%	100%
Current assets	$994	$4,194	$5,188
Property, plant and equipment	7,042	15,135	22,177
Goodwill	4,230	27,846	32,076
Subscriber base	—	12,553	12,553
Current liabilities	(2,928)	(6,280)	(9,208)
Non-current liabilities	—	(5,253)	(5,253)
Deferred tax liabilities	(910)	(4,710)	(5,620)

Consideration paid	$8,428	$43,485	$51,913

Summary of assets and liabilities disposed of by Comstar-UTS and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct

        Reorganization of Comstar-Direct—Prior to December 2008, Comstar-Direct was owned 52% by Comstar-UTS and 48% by Sistema Mass Media ("SMM"), a subsidiary of Sistema. In December 2008, Comstar-Direct was split into two legal entities: SMM-Finance which became a 100% subsidiary of SMM, and Comstar-Direct which became a 100% subsidiary of Comstar-UTS. The effect of this transaction was the disposal of  $26.8 million of net assets of Comstar-Direct and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct from SMM by Comstar-UTS. The transaction was accounted for at cost as a transaction between entities under common control. The excess of the net assets disposed of and the noncontrolling interest acquired was recorded in additional paid-in capital.

        Summary of the assets and liabilities disposed of by Comstar-UTS and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct is as follows:

Cash and short-term investments and loans	$5,029
Inventory and other current assets	6,168
Trade and other accounts receivable	22,379
Long-term investments and loans	7,508
Trade accounts payable	(14,264)

Total assets and liabilities disposed, net	26,820
Noncontrolling interest acquired	(15,813)

Excess of the net assets disposed of and noncontrolling interest acquired	$11,007

Pro forma financial data for the acquisitions of Multiregion, Tenzor Telecom, Penza Telecom, NMSK and Lanck Telecom

        Pro forma results of operations (unaudited)—The following unaudited pro forma financial data for the years ended December 31, 2010 and 2009, gives effect to the acquisitions of Multiregion, Tenzor Telecom, Penza Telecom, NMSK and Lanck Telecom as though these business combinations had been completed at the beginning of 2009.

	2010	2009
Pro forma:
Net revenues	$11,366,018	$9,957,352
Net operating income	2,748,650	2,569,735
Net income	1,375,415	982,892
Earnings per share, basic and diluted, U.S. Dollars	$0.72	$0.52

Revenue and earnings of the companies acquired from third parties since the acquisition date included in the consolidated statement of operations

        The following amounts of revenue and earnings of the companies acquired from third parties in 2010 since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2010:

2010 (unaudited)
Net revenues	$43,673
Net operating loss	(2,921)
Net loss	(8,820)

OPERATIONS IN TURKMENISTAN (Tables)	12 Months Ended
Dec. 31, 2010
OPERATIONS IN TURKMENISTAN
Impairment charges related to suspension of operations in Turkmenistan

The total effect of impairment charges on the Group's statement of operations for the year ended December 31, 2010 is as follows:

Impairment of long-lived assets	$119,580
Provision for doubtful accounts	11,462
General and administrative expenses	4,280
Other operating expenses	2,500

$137,822

CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2010
CASH AND CASH EQUIVALENTS
Schedule of components of cash and cash equivalents

	December 31,
	2010	2009
Ruble current accounts	$413,139	$577,603
Ruble deposit accounts	93,271	1,059,105
U.S. Dollar current accounts	215,375	217,586
U.S. Dollar deposit accounts	28,002	12,000
Euro current accounts	17,142	602,825
Euro deposit accounts	11,288	4,161
Hryvna current accounts	9,535	1,260
Hryvna deposit accounts	35,753	2,768
Uzbek som current accounts	91,236	26,922
Uzbek som deposit accounts	—	662
Turkmenian manat current accounts	10,568	21,020
Armenian dram current accounts	2,160	2,683
Other	225	415

Total cash and cash equivalents	$927,694	$2,529,010

SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
SHORT-TERM INVESTMENTS
Short-term investments

Short-term investments as of December 31, 2010 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposit	3.5 - 9.0%	January - July 2011	$279,663
Funds in trust management	9.2%	June 2011	26,987
Promissory notes	5.5 - 7.0%	April - June 2011	26,701
Other			243

Total			$333,594

        Short-term investments as of December 31, 2009 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Promissory notes	6.0%	March - June 2010	$144,572
Deposits	7.0% - 12.5%	January - July 2010	38,370
Funds in trust management	9.0%	October 2010	20,077
Other			3,451

Total			$206,470

TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2010
TRADE RECEIVABLES, NET
Schedule of net trade receivables

	December 31,
	2010	2009
Subscribers	$384,903	$323,135
Interconnect	120,948	108,376
Dealers	108,010	61,827
Roaming	224,687	159,119
Other	80,022	40,942
Allowance for doubtful accounts	(120,468)	(97,653)

Trade receivables, net	$798,102	$595,746

Schedule of changes in the allowance for doubtful accounts receivable

	2010	2009	2008
Balance, beginning of year	$97,653	$69,603	$70,373
Provision for doubtful accounts	123,352	105,260	97,460
Accounts receivable written off	(99,708)	(76,622)	(84,364)
Currency translation adjustment	(829)	(588)	(13,866)

Balance, end of year	$120,468	$97,653	$69,603

INVENTORY AND SPARE PARTS (Tables)	12 Months Ended
Dec. 31, 2010
INVENTORY AND SPARE PARTS
Schedule of inventory and spare parts

	December 31,
	2010	2009
Handsets and accessories (including consigned to others $3,496 and $nil)	$234,166	$165,709
Spare parts for telecommunication equipment	34,687	26,928
SIM cards and prepaid phone cards	21,879	23,821
Advertising materials	2,011	2,195
Other	27,213	20,918

Total inventory and spare parts	$319,956	$239,571

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT
Net book value of property, plant and equipment

	December 31,
	2010	2009
Network, base station equipment and related leasehold improvements	$10,631,101	$9,391,900
Office equipment, computers and other	1,102,584	1,053,199
Buildings and related leasehold improvements	742,263	890,913
Vehicles	81,085	56,846

Property, plant and equipment, at cost	12,557,033	11,392,858
Accumulated depreciation	(6,196,117)	(5,098,418)
Construction in progress and equipment for installation	1,610,914	1,456,177

Property, plant and equipment, net	$7,971,830	$7,750,617

CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2010
CAPITAL LEASE OBLIGATIONS
Summary of leased assets

	December 31,
	2010	2009
Vehicles	$33,658	$9,995
Telecommunication equipment	1,235	68,547
Improvement	829	1,096
Buildings	—	171
Leased assets, at cost	35,722	79,809
Accumulated depreciation	(5,631)	(36,380)

Leased assets, net	$30,091	$43,429

Summary of future minimum lease payments together with present value of the net minimum lease payments

Payments due in the period ended December 31,
2011	$10,461
2012	8,968
2013	8,427
2014	170
2015	71

Total minimum lease payments (undiscounted)	28,097
Less amount representing interest	(8,342)

Present value of net minimum lease payments	19,755
Less current portion of lease obligations	(8,882)

Non-current portion of lease obligations	$10,873

LICENSES (Tables)	12 Months Ended
Dec. 31, 2010
LICENSES
Recorded values of the Group's telecommunication licenses

	December 31,
	2010	2009
Russia	$229,209	$264,387
Uzbekistan	196,517	196,517
Armenia	203,993	196,193
Ukraine	49,414	49,046

Licenses, at cost	679,133	706,143
Accumulated amortization	(384,405)	(341,421)

Licenses, net	$294,728	$364,722

Estimated amortization expense

Estimated amortization expense in the year ended December 31,
2011	$53,563
2012	34,688
2013	30,570
2014	29,790
2015	29,790
Thereafter	116,327

Total	$294,728

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2010
GOODWILL
Schedule of change in net carrying amount of goodwill by reportable segments

	Russia Mobile	Ukraine Mobile	Russia Fixed	Other	Total
Balance at January 1, 2009
Gross amount of goodwill	$127,311	$5,508	$141,380	$245,163	$519,362
Accumulated impairment loss	—	—	(49,891)	—	(49,891)

	127,311	5,508	91,489	245,163	469,471

Acquisitions (Note 3)	189,842	—	104,439	34,283	328,564
Finalization of purchase accounting	—	—	41,835	—	41,835
Currency translation adjustment	(3,636)	(197)	(1,397)	(30,867)	(36,097)

Balance at December 31, 2009
Gross amount of goodwill	313,517	5,311	284,832	248,579	852,239
Accumulated impairment loss	—	—	(48,466)	—	(48,466)

	313,517	5,311	236,366	248,579	803,773

Acquisitions (Note 3)	—	—	175,307	—	175,307
Currency translation adjustment	(2,394)	16	(934)	5,567	2,255

Balance at December 31, 2010
Gross amount of goodwill	311,123	5,327	458,835	254,146	1,029,431
Accumulated impairment loss	—	—	(48,096)	—	(48,096)

	$311,123	$5,327	$410,739	$254,146	$981,335

OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
OTHER INTANGIBLE ASSETS
Schedule of intangible assets

		December 31, 2010			December 31, 2009
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,682,959	$(1,056,324)	$626,635	$1,461,834	$(896,243)	$565,591
Acquired customer base	60 to 204	343,920	(111,775)	232,145	221,536	(74,320)	147,216
Rights to use radio frequencies	24 to 180	314,722	(100,496)	214,226	239,474	(75,761)	163,713
Accounting software	13 to 60	118,673	(87,623)	31,050	134,292	(79,480)	54,812
Numbering capacity with finite contractual life	24 to 120	90,408	(79,821)	10,587	90,266	(80,822)	9,444
Office software	13 to 60	84,343	(50,711)	33,632	71,997	(41,109)	30,888
Other software	12 to 600	95,179	(30,199)	64,980	80,488	(30,275)	50,213

		2,730,204	(1,516,949)	1,213,255	2,299,887	(1,278,010)	1,021,877

Prepayments for intangible assets		273,239	—	273,239	—	—	—

Numbering capacity with indefinite contractual life		55,144	—	55,144	47,737	—	47,737

Total other intangible assets		$3,058,587	$(1,516,949)	$1,541,638	$2,347,624	$(1,278,010)	$1,069,614

Estimated future amortization expenses for each of the next five years

Estimated amortization expense in the year ended December 31,
2011	$417,660
2012	272,900
2013	178,370
2014	100,150
2015	58,690
Thereafter	185,485

Total	$1,213,255

INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
Group's investments in and advances to associates

	December 31,
	2010	2009
MTS Belarus—equity investment	$227,130	$220,350
MTS Belarus—loan receivable	3,000	100
Intellect Telecom—equity investment	11,662	—

Total investments in and advances to associates	$241,792	$220,450

Schedule of financial position and results of operations of associates

The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2010 and 2009 were as follows:

	(unaudited)
	2010	2009
Total assets	$527,609	$498,278
Total liabilities	72,533	56,736
Net income	145,707	143,061

The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2010 were as follows:

(unaudited)
Total assets	$25,227
Total liabilities	34,180
Net loss	6,831

OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
OTHER INVESTMENTS.
Schedule of other investments

			December 31,
	Annual interest rate	Maturity date
			2010	2009
Investments in ordinary shares (Related parties) (Note 26)	—	—	$9,763	$10,538
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche (Note 26)	6%	2015	91,503	—
Loan receivable from Intellect Telecom (Note 26)	7.0 - 11.0%	2012	—	12,808
Promissory notes of Sistema (Note 26)	0.0%	2017	20,293	20,449
Promissory notes of Sistema (Note 26)	0.0%	on demand	4,162	—
Investment in IFC Metropol	0.0%	—	—	2,921
Other	—	—	2,861	1,985

Total other investments			$128,582	$48,701

RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2010
RESTRICTED CASH
Schedule of balances of restricted cash

	2010	2009
Uzbekistan	$4,593	$6,389
Ukraine	126	—

Total restricted cash	$4,719	$6,389

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2010
BORROWINGS
Schedule of the Group's notes

	Currency	Interest rate	2010	2009
MTS International Notes due 2020	USD	8.625%	$750,000	$—
MTS OJSC Notes due 2020	RUB	8.15%	492,176	—
MTS OJSC Notes due 2016	RUB	14.25%	492,176	495,963
MTS OJSC Notes due 2014	RUB	16.75%	492,176	495,963
MTS Finance Notes due 2012	USD	8.00%	400,000	400,000
MTS OJSC Notes due 2017	RUB	8.70%	328,117	—
MTS OJSC Notes due 2018	RUB	8.00%	315,337	323,698
MTS OJSC Notes due 2015	RUB	7.75%	39,823	248,213
MTS OJSC Notes due 2013	RUB	7.00%	13,249	247,981
MTS Finance Notes due 2010	USD	8.38%	—	400,000
MGTS Notes due 2010	RUB	16.00%	—	402
Less: unamortized discount			(202)	(2,587)

Total notes			$3,322,852	$2,609,633
Less: current portion			(492,176)	(1,218,084)

Total notes, long-term			$2,830,676	$1,391,549

Dates of announcement of the sequential coupon for notes

MTS OJSC Notes due 2014	May 2011
MTS OJSC Notes due 2016	June 2012
MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

Fair value of notes based on market quotes at the stock exchanges where they are traded

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	112.40	$843,000
MTS OJSC Notes due 2014	MICEX	104.03	512,011
MTS OJSC Notes due 2016	MICEX	99.85	491,438
MTS OJSC Notes due 2020	MICEX	98.00	482,333
MTS Finance Notes due 2012	Luxembourg stock exchange	105.61	422,440
MTS OJSC Notes due 2017	MICEX	99.65	326,969
MTS OJSC Notes due 2018	MICEX	101.50	320,067
MTS OJSC Notes due 2015	MICEX	100.50	40,022
MTS OJSC Notes due 2013	MICEX	99.96	13,244

Total notes			$3,451,524

Schedule of the Group's loans from banks, financial institutions, and related parties

			December 31,
		Interest rate (actual at December 31, 2010)
	Maturity		2010	2009
USD-denominated:
Skandinavska Enskilda Banken AB	2011 - 2017	LIBOR+0.23% - 1.8% (0.68% - 2.26%)	$242,013	$279,519
EBRD	2011 - 2014	LIBOR+1.51% - 3.1% (1.97% - 3.56%)	116,667	150,000
HSBC Bank plc and ING BHF Bank AG	2011 - 2014	LIBOR+0.3% (0.76%)	71,244	90,985
Citibank International plc and ING Bank N.V.	2011 - 2013	LIBOR+0.43% (0.88%)	62,486	84,560
HSBC Bank plc, ING Bank and Bayerische Landesbank	2011 - 2015	LIBOR+0.3% (0.76%)	59,570	76,180
Commerzbank AG, ING Bank AG and HSBC Bank plc	2011 - 2014	LIBOR+0.3% (0.76%)	51,285	66,557
Barclays	Fully repaid in February 2011	LIBOR+0.13% - 0.15% (0.59% - 0.61%)	46,047	59,203
ABN AMRO Bank N.V.	2011 - 2013	LIBOR+0.35% (0.81%)	18,861	25,149
Syndicated Loan Facility granted to MTS OJSC in 2006	Voluntarily repaid in 2010	—	—	323,077
Syndicated Loan Facility granted to MTS OJSC in 2009	Voluntarily repaid in 2010	—	—	360,000
Other	2011 - 2013	various	7,569	21,694

			$675,742	$1,536,924
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2011 - 2018	EURIBOR+1.65% (2.88%)	$52,159	$—
LBBW	2011 - 2017	EURIBOR+0.75% (1.98%)	43,201	—
Bank of China	2011 - 2016	EURIBOR+1.95% (3.18%)	35,123	—
ABN AMRO Bank N.V.	2011 - 2013	EURIBOR+0.35% (1.58%)	13,740	19,859
Syndicated Loan Facility granted to MTS OJSC in 2009	Voluntarily repaid in 2010	—	—	341,580
EBRD	Voluntarily repaid in 2010	—	—	312,743
European Investment Bank	Voluntarily repaid in 2010	—	—	164,979
Gazprombank	Voluntarily repaid in 2010	—	—	143,460
Nordic Investment Bank	Voluntarily repaid in 2010	—	—	114,768
Other	2011 - 2012	various	3,060	5,972

			$147,283	$1,103,361
RUB-denominated:
Sberbank	2015 - 2017	8.95%	$1,968,704	$—
Bank of Moscow	2013	8.00% - 9.50%	459,364	—
Gazprombank	2013 - 2015	8.75%	360,929	213,600
Gazprombank	2013 - 2015	8.75%	137,809	—
Sberbank	2011	10.5%	19,234	—
Sberbank	Voluntarily repaid in 2010	—	—	859,669
Sberbank	Voluntarily repaid in 2010	—	—	1,554,017
Sberbank	Voluntarily repaid in 2010	—	—	396,770
Other	2011 - 2023	various	34,377	25,241

			$2,980,417	$3,049,297
Debt-related parties	2011 - 2012	various	14,563	46,935

			$14,563	$46,935
Total bank loans			$3,818,005	$5,736,517
Less: current portion			(256,052)	(801,242)

Total bank loans, long-term			$3,561,953	$4,935,275

Schedule of the Group's total available credit facilities

	Maturity	Interest rate	Commitment fees	Available till	Available amount (USD equivalent)
Sberbank	2017	8.95%	0.50%	July 2011	$1,312,469
Calyon, ING Bank N.V. and Nordea Bank AB	2019/2020	LIBOR + 1.15%	0.40%	August 2011/ December 2012	1,074,371
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	February 2011/ February 2013	396,999
Bank of China (BNP Paribas)	2016	EURIBOR + 1.95%	0.60%	December 2011	175,500

Total available credit facilities					$2,959,339

Aggregated scheduled maturities of principal on notes and bank loans

	Notes	Bank loans
Payments due in the year ended December 31,
2011	$492,176	$256,052
2012	891,973	190,750
2013	328,586	717,194
2014	—	437,507
2015	531,999	800,815
Thereafter	1,078,118	1,415,687

Total	$3,322,852	$3,818,005

ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2010
ASSET RETIREMENT OBLIGATIONS
Estimated present value of the group's asset retirement obligations and change in liabilities

	2010	2009
Balance, beginning of the year	$88,683	$62,053
Liabilities incurred in the current period	4,066	3,923
Accretion expense	9,776	6,518
Revisions in estimated cash flows	(23,813)	17,693
Currency translation adjustment	(673)	(1,504)

Balance, end of the year	$78,039	$88,683

DEFERRED CONNECTION FEES (Tables)	12 Months Ended
Dec. 31, 2010
DEFERRED CONNECTION FEES
Schedule of changes in deferred connection fees

	2010	2009
Balance, beginning of the year	$163,098	$174,225
Payments received and deferred during the year	89,030	60,590
Amounts amortized and recognized as revenue during the year	(95,706)	(67,057)
Currency translation adjustment	(1,134)	(4,660)

Balance, end of the year	155,288	163,098
Less: current portion	(49,212)	(46,930)

Non-current portion	$106,076	$116,168

PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS
Property, plant and equipment contributions received

	2010	2009
Unamortized property, plant and equipment contributions, beginning of the year	$90,349	$93,197
Contributions received during the year	2,819	3,213
Amortization for the year	(3,622)	(3,408)
Currency translation effect	(687)	(2,653)

Unamortized property, plant and equipment contributions, end of the year	$88,859	$90,349

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Schedule of the fair value of the Group's derivative instruments designated as hedges

		December 31,
	Statement of financial position location
		2010	2009
Asset derivatives
Interest rate swaps	Other non-current assets	$3,322	$3,391

Total		$3,322	$3,391

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(31,315)	$(32,636)
Cross-currency interest rate swaps	Other payables	(3,469)	(9,211)
Cross-currency interest rate swaps	Other long-term liabilities	—	(17,348)

Total		$(34,784)	$(59,195)

Schedule of the effect of the Group's derivative instruments designated as hedges on the consolidated statements of operations

		Year ended December 31,
	Location of loss recognized	2010	2009	2008
Interest rate swaps	Interest expense	$(32,726)	$(8,392)	$(2,002)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(37,820)	(24,299)	—

Total		$(70,546)	$(32,691)	$(2,002)

Effect of derivative instruments designated as hedges in accumulated other comprehensive income

	2010	2009	2008
Accumulated derivatives loss, beginning of the year	$(40,293)	$(16,714)	$(355)
Fair value adjustments on hedging derivatives	(39,757)	(28,764)	(18,361)
Amounts reclassified into earnings during the period	65,185	5,185	2,002

Accumulated derivatives loss, end of the year	$(14,865)	$(40,293)	$(16,714)

Schedule of the fair value of the Group's derivative instruments not designated as hedges

		December 31,
	Statement of financial position location	2010	2009
Asset derivatives:
Foreign currency options	Other non-current assets	$247	$—

Total		$247	$—

Liability derivatives:
Foreign currency options	Other payables	$(92)	$(2,654)
Buy-out put option	Other payables	(11,636)	—
Foreign currency options	Other long-term liabilities	(2,520)	(1,627)

Total		$(14,248)	$(4,281)

Schedule of the effect of the Group's derivative instruments not designated as hedges on the consolidated statements of operations

		Year ended December 31,
	Location of gain/(loss) recognized	2010	2009	2008
Foreign currency options	Currency exchange and transaction gain/(loss)	$1,916	$(4,280)	—
Purchased call option	Change in fair value of derivatives	—	(5,420)	$(13,614)
Currency forward	Currency exchange and transaction gain	—	12,788	10,165
Written call and put option	Change in fair value of derivatives	—	—	(27,940)

Total		$1,916	$3,088	$(31,389)

Schedule of the group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis

The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis as of December 31, 2010:

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2010
Assets:
Interest rate swap agreements	—	$3,322	—	$3,322
Currency option agreements	—	247	—	247
Liabilities:
Interest rate swap agreements	—	$(31,315)	—	$(31,315)
Buy-out put option	—	(11,636)	—	(11,636)
Cross-currency interest rate swap agreements	—	(3,469)	—	(3,469)
Currency option agreements	—	(2,612)	—	(2,612)

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis as of December 31, 2009:

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2009
Assets:
Interest rate swap agreements	—	$3,391	—	$3,391
Liabilities:
Interest rate swap agreements	—	$(32,636)	—	$(32,636)
Cross-currency interest rate swap agreements	—	(26,559)	—	(26,559)
Currency option agreements	—	(4,281)	—	(4,281)

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
ACCRUED LIABILITIES
Schedule of components of accrued liabilities

	December 31,
	2010	2009
Accruals for services	$365,447	$232,897
Accruals for taxes	186,492	243,083
Accrued payroll and vacation	159,171	210,372
Interest payable on debt	76,804	127,953
Accruals for payments to social funds	11,890	12,396

Total accrued liabilities	$799,804	$826,701

INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2010
INCOME TAX
Schedule of provision for income taxes

	Year ended December 31,
	2010	2009	2008
Current provision for income taxes	$562,637	$403,523	$952,116
Deferred income tax loss/(benefit)	(45,449)	101,524	(207,796)

Total provision for income taxes	$517,188	$505,047	$744,320

Russian statutory income tax rate reconciled to the Group's effective income tax rate

	2010	2009	2008
Statutory income tax rate for the year	20.0%	20.0%	24.0%
Adjustments:
Expenses not deductible for tax purposes	3.5	4.9	2.1
Currency exchange and transaction loss	—	0.5	1.0
Income tax provision	0.1	(0.2)	0.3
Settlements with tax authorities	(1.0)	(2.9)	—
Revaluation of MTS Ukraine tax base	—	—	(1.8)
Different tax rate of foreign subsidiaries	(0.5)	(2.0)	(1.2)
Earnings distribution from subsidiaries	0.7	6.8	—
Disposal of treasury stock	—	(4.1)	—
Effect of change in tax rate in Ukraine	0.7	—	—
Change in fair value of derivative financial instruments	(0.1)	(0.1)	0.3
Change in valuation allowance	(0.2)	10.3	(0.2)
Comstar corporate reorganization	—	0.4	—
Impairment of long-lived assets	1.3	—	—
Impairment of goodwill	—	—	0.4
Other	0.5	0.1	0.5

Effective income tax rate	25.0%	33.7%	25.4%

Schedule of deferred tax assets and liabilities

	December 31,
	2010	2009
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$211,307	$212,606
Other intangible assets	1,346	12,770
Deferred connection fees	31,522	33,610
Subscriber prepayments	20,832	16,663
Accrued expenses	148,828	130,603
Inventory obsolescence	5,884	3,046
Loss carryforward	196,883	111,784
Impairment of property, plant and equipment	4,438	19,906
Valuation of investment in Svyazinvest	—	78,761
Other	22,384	26,750
Valuation allowance	(165,994)	(182,308)

Total deferred tax assets	477,430	464,191

	December 31,
	2010	2009
Deferred tax liabilities
Licenses acquired	$(62,606)	$(59,746)
Depreciation of property, plant and equipment	(192,679)	(188,611)
Customer base	(34,783)	(2,695)
Other intangible assets	(41,011)	(59,227)
Debt issuance cost	(11,134)	(22,690)
Potential distributions from/to Group's subsidiaries/associates	(105,821)	(118,608)
Other	(4,992)	(1,025)

Total deferred tax liabilities	(453,026)	(452,602)

Net deferred tax asset	24,404	11,589

Net deferred tax asset, current	$234,658	$212,687
Net deferred tax asset, non-current	$81,816	$97,355
Net deferred tax liability, long-term	$(292,070)	$(298,453)

Significant balances for income tax losses carried forward

Jurisdiction	Period for carry-forward	2010	2009
Luxembourg (MGTS Finance S.A.)	Unlimited	$124,464	$94,163
Russia (Comstar-UTS, RTC and other)	2011 - 2019	72,419	17,048
USA	Unlimited	—	573

Total		$196,883	$111,784

Valuation allowances against deferred tax assets

Valuation allowances	2010	2009
Sale of investment in Svyazinvest	$66,887	$78,800
Operating loss in Luxemburg (MGTS Finance S.A)	94,032	94,163
Other	5,075	9,345

Total	$165,994	$182,308

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2010	2009	2008
Balance, beginning of the year	$10,607	$12,360	$35,752
Additions based on tax position related to the current year	14,590	2,094	20,006
Additions based on tax positions related to prior years	1,504	—	—
Additions based on tax of acquired entities	7,587	1,521	—
Reduction in tax positions related to prior years	(2,141)	(1,778)	(11,692)
Settlements with tax authorities	(18,109)	(3,305)	(31,456)
Currency translation adjustment	(45)	(285)	(250)

Balance, end of the year	$13,993	$10,607	$12,360

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2010
SHARE BASED COMPENSATION
Summary of the status of the Group's stock option plan

	Number of shares	Weighted average exercise price (per share), U.S. Dollars	Weighted average grant date fair value of options (per share), U.S. Dollars	Aggregate intrinsic value
Outstanding at January 1, 2008	1,397,256	$6.31	$4.05	$5,236

Granted	1,302,070	15.93	2.44
Exercised	(1,397,256)	6.31	4.05
Expired	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2008	1,302,070	$15.93	$2.44	$—

Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2009	1,302,070	$15.93	$2.44	$—

Granted	—	—	—
Exercised	—	—	—
Expired	(1,302,070)	15.93	2.44
Forfeited	—	—	—

Outstanding at December 31, 2010	—	$—	$—	$—

Assumptions based on which fair value of options granted was estimated using the Monte-Carlo simulation model

2008
Risk free rate	2.3%
Present value of expected dividends, U.S. Dollars	$4.17
Expected volatility	40.0%
Expected life, years	2
Fair value of options (per share), U.S. Dollar	$2.44

Summary of the status of the Group's 2007 Phantom Stock Plan

	Number of ADSs	Weighted average exercise price (per ADS), U.S. Dollar	Weighted average fair value of options (per ADS), U.S. Dollar
Outstanding at December 31, 2007	683,336	$56.79	$44.00
Granted	6,676,716	76.64	0.68
Exercised	—	—	—
Expired	—	—	—
Forfeited	(1,346,442)	72.02	0.88

Outstanding at December 31, 2008	6,013,610	$75.41	$0.78

Granted	—	—	—
Exercised	—	—	—
Expired	(3,883,144)	73.51	—
Forfeited	(531,833)	76.62	0.03

Outstanding at December 31, 2009	1,598,633	$79.63	$0.06

Granted	—	—	—
Exercised	—	—	—
Expired	(1,569,391)	79.63	—
Forfeited	(29,242)	79.63	—

Outstanding at December 31, 2010	—	$—	$—

Assumptions based on which fair value of the liability under the Group's Phantom Stock Plan was estimated using the Monte-Carlo simulation model for the year 2008

	Phantom Grant 2007	Phantom Grant 2008 (I)	Phantom Grant 2008 (II)
Risk free rate	0.2%	0.4%	0.4%
Present value of expected dividends, U.S. Dollars	2.7	2.7	4.1
Expected volatility	135%	90%	90%
Remaining vesting period, years	0.5	0.5	1.5
Fair value of phantom share award (per phantom share), U.S. Dollar	2.00	0.07	1.99

Assumptions based on which fair value of the liability under the Group's Phantom Stock Plan was estimated using the Monte-Carlo simulation model for the year 2009

Phantom Grant 2008 (II)
Risk free rate	Ranged from 0.05% to 0.2%
Present value of expected dividends, U.S. Dollars	1.62
Expected volatility	50%
Remaining vesting period, years	0.5
Fair value of phantom share award (per phantom share), U.S. Dollar	0.06

Summary of the status of the Group's 2009 Phantom Stock Plan

	Number of ADSs	Weighted average fair value of options (per ADS), U.S. Dollar
Outstanding at January 1, 2010	—	—
Granted	444,417	$53.47
Exercised	—	—
Expired	—	—
Forfeited	(50,729)	—

Outstanding at December 31, 2010	393,688	$53.47

Information about non-vested common stock options

	Quantity	Exercise price, U.S. Dollar	Weighted average grant- date fair value, U.S. Dollar
Non-vested options at January 1, 2008	2,403,159	n/a	3.16
Granted	—	—	—
Vested	(2,403,159)	4.60	3.16
Forfeited	—	—	—

Non-vested options at December 31, 2008	—	—	—

Summary of information of phantom option activity under the 2008 Phantom Option Program of Comstar- UTS

	Quantity	Exercise price, U.S. Dollar	Weighted average grant- date fair value, U.S. Dollar
Outstanding at January 1, 2008	—	—	—
Granted	13,065,882	10.2368	2.36
Expired	—	—	—
Forfeited	(940,000)	10.2368	2.37

Outstanding at December 31, 2008 (all non-vested)	12,125,882	10.2368	2.36

Granted	—	—	—
Expired	—	—	—
Forfeited	(1,580,000)	10.2368	2.37

Outstanding at December 31, 2009 (all non-vested)	10,545,882	10.2368	2.35
Granted	—	—	—
Expired	(10,545,882)	10.2368	2.35
Forfeited	—	—	—

Outstanding at December 31, 2010	—	—	—

Assumptions based on which fair value of the liability under the subsidiary's Phantom Stock Options was estimated using the Monte-Carlo simulation model

	2009	2008
Risk-free interest rate	0.1%	2.4%
Expected residual option life (months)	3	15
Expected dividends	Nil	Notional
Expected volatility	97%	82%
Fair value of options (per share) as of December 31	USD 0.03	USD 0.36

Summary of information of phantom option activity under the 2010 Phantom Option Program of Comstar - UTS

	Quantity	Weighted average grant- date fair value, U.S. Dollar
Outstanding as of December 31, 2009	—	—
Granted	278,339	$28.62
Exercised	(240,914)	28.62
Forfeited	(37,425)	28.62

Outstanding as of December 31, 2010	—	—

RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2010
RELATED PARTIES
Schedule of accounts receivable from and accounts payable to related parties

	December 31,
	2010	2009
Accounts receivable:
Sitronics, a subsidiary of Sistema	$1,320	$1,933
Intellect Telecom, a subsidiary of Sistema	117	622
Sky Link and subsidiaries	—	7,467
Svyazinvest and subsidiaries	—	4,446
Other related parties	1,236	2,230

Total accounts receivable, related parties	$2,673	$16,698

Accounts payable:
Sitronics, a subsidiary of Sistema	$37,007	$68,296
Maxima, a subsidiary of Sistema	8,965	6,511
Svyazinvest and subsidiaries	—	2,299
Sky Link and subsidiaries	—	488
Other related parties	7,012	2,895

Total accounts payable, related parties	$52,984	$80,489

Schedule of operating transactions with related parties

	2010	2009	2008
Revenues from related parties:
Svyazinvest and subsidiaries (interconnection, commission for provision of DLD/ILD services to the Group's subscribers and other)	$33,869	$43,174	$63,147
Sky Link and subsidiaries (interconnection and other)	7,395	9,857	7,977
Mezhregion Tranzit Telecom (interconnection, line rental, commission for provision of DLD/ILD services to the Group's subscribers, and other)	—	11,465	128,560
Other related parties	10,993	7,653	10,306

Total revenues to related parties	$52,257	$72,149	$209,990

Operating expenses incurred on transactions with related parties:
RA Maxima, a subsidiary of Sistema (advertising)	$76,158	$102,005	$138,756
Mediaplanning, a subsidiary of Sistema (advertising)	59,171	23,782	82,036
Sitronics, a subsidiary of Sistema (IT consulting)	56,610	52,211	39,646
Svyazinvest and subsidiaries (interconnection and other)	29,210	28,997	41,533
Sistema-Invenchur, a subsidiary of Sistema (consulting services related to the sale of Svyazinvest shares (Note 15))	11,262	—	—
City Hals (rent, repair, maintenance and cleaning services)	9,542	9,988	13,835
AB Safety, an affiliate of Sistema (security services)	9,267	5,576	—
MTS Belarus, an associated company of the Group	5,539	—	—
Mezhregion Tranzit Telecom (interconnection, line rental and other)	—	18,115	191,155
Other related parties	15,584	15,705	10,883

Total operating expenses incurred on transactions with related parties	$272,343	$256,379	$517,844

Schedule of investments in and loans to related parties

	December 31,
	2010	2009
Loans to, promissory notes and investments in shares of related parties:
Short-term investments (Note 6)
MBRD, a subsidiary of Sistema	—	$992

Total short-term investments in related parties	$—	$992

Other investments (Note 16)
Sistema	24,455	20,449
Intellect Telecom, a subsidiary of Sistema	—	12,808
Loan receivable from Mr Pierre Fattouche and Mr Moussa Fattouche	91,503	—

Total other investments to related parties	$115,958	$33,257

Investments in shares (Note 16)
MBRD, a subsidiary of Sistema	5,208	5,248
Sistema Mass Media, a subsidiary of Sistema	3,827	3,856
Other	728	1,434

Total investments in shares of related parties	$9,763	$10,538

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
Changes in the Group's equity resulting from changes in the respective subsidiaries' ownership interests

	December 31,
	2010	2009	2008
Net income attributable to the Group	$1,380,631	$1,014,203	$1,979,107

Transfers from the noncontrolling interest
(Decrease)/increase in equity due to acquisition of noncontrolling interest in Comstar-UTS	(115,350)	45,284	—
Decrease in paid-in capital due to exercise of the put option on Comstar-UTS shares	—	—	(9,358)
Increase in equity due to acquisition of noncontrolling interest in MGTS	—	269,281	—
Decrease in paid-in capital due to acquisition of noncontrolling interest in Dagtelecom	—	(7,679)	—
Decrease in paid-in capital due to reorganization of Comstar-Direct	—	—	(6,539)
Change in paid-in capital for acquisition of noncontrolling interest in TS-Retail	(15,932)	—	2,104
Decrease in paid-in capital due to acquisition of noncontrolling interest in other subsidiaries	(10,302)	(487)	—

Net transfers from the noncontrolling interest	(141,584)	306,399	(13,793)

Net income attributable to the Group and transfers from the noncontrolling interest:	$1,239,047	$1,320,602	$1,965,314

Schedule of the Group's declared cash dividends

	2010	2009	2008
Dividends declared (including dividends on treasury shares of $35,063, $45,631 and $36,529, respectively)	$991,211	$1,265,544	$1,257,453
Dividends, U.S. Dollars per ADS(1)	0.99	3.2	3.2
Dividends, U.S. Dollars per share	0.497	0.647	0.631
(1)
In 2010 the ratio was changed from 5 to 2 common shares per ADS.

RETIREMENT AND POST RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2010
RETIREMENT AND POST RETIREMENT OBLIGATIONS
Key assumptions used in determining the projected benefit obligation and net periodic pension expense

	2010	2009
Discount rate	8.00% p.a.	9.00% p.a.
Expected return on plan assets	8.17% p.a.	9.22% p.a.
Projected salary growth	9.72% p.a.	9.72% p.a.
Discount rate used for annuity contracts calculation	4.00% p.a.	7.00% p.a.
Rate at which pension payment are assumed to be indexed	0.00% p.a.	0.00% p.a.
Long-term inflation	5.50% p.a.	5.50% p.a.
Staff turnover (for ages below 50)	5.00% p.a.	5.00% p.a.

Change in the projected benefit obligation and the change in plan assets

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	$11,769	$14,540	$26,309	$11,924	$17,797	$29,721
Service cost	573	708	1,281	491	737	1,228
Interest cost	1,011	1,252	2,263	914	1,371	2,285
Actuarial (gains)/losses	3,515	4,426	7,941	17	(1,688)	(1,671)
Benefit payment	—	(1,323)	(1,323)	—	(3,043)	(3,043)
Settlement and curtailment gain	(794)	—	(794)	(1,245)	—	(1,245)
Termination benefits	—	8,231	8,231	—	—	—
Foreign currency translation effect	(56)	(94)	(150)	(332)	(634)	(966)

Projected benefit obligation, end of the year	$16,018	$27,740	$43,758	$11,769	$14,540	$26,309

Change in fair value of plan asset
Fair value of plan assets, beginning of the year	$772	$—	$772	$471	$—	$471
Correction of asset value, beginning of year	—	—	—	(188)	—	(188)
Actual return on plan assets	—	—	—	—	—	—
Employer contributions	1,358	1,323	2,681	1,733	3,044	4,777
Benefits paid	—	(1,323)	(1,323)	—	(3,044)	(3,044)
Settlement	(794)	—	(794)	(1,245)	—	(1,245)
Foreign currency translation effect	(8)	—	(8)	1	—	1

Fair value of plan assets, end of the year	$1,328	$—	$1,328	$772	$—	$772

Unfunded status of the plan, end of the year, net	$(14,690)	$(27,740)	$(42,430)	$(10,997)	$(14,540)	$(25,537)

Reconciliations of the unfunded status of the plan

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Unfunded status of the plan, beginning of the year	$10,997	$14,540	$25,537	$11,453	$17,797	$29,250
Net periodic benefit cost	1,994	10,571	12,565	2,115	2,726	4,841
Contributions made	(1,358)	(1,323)	(2,681)	(1,733)	(3,044)	(4,777)
(Credit)/charge to other comprehensive income/(loss), net	3,105	4,046	7,151	(505)	(2,306)	(2,811)
Foreign currency translation effect	(48)	(94)	(142)	(333)	(633)	(966)

Unfunded status of the plan, end of the year	$14,690	$27,740	$42,430	$10,997	$14,540	$25,537

Components of the net periodic pension expense

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Service cost	$573	$708	$1,281	$491	$737	$1,228
Interest cost	1,011	1,252	2,263	914	1,371	2,285
Return on assets	—	—	—	—	—	—
Immediate recognition of prior service cost	—	8,231	8,231	—	—	—
Net actuarial loss recognized during the year	473	191	664	582	438	1,020
Amortization of prior service cost	(63)	189	126	(60)	180	120
Correction of asset value, beginning of year	—	—	—	188	—	188

Net periodic pension expense	$1,994	$10,571	$12,565	$2,115	$2,726	$4,841

Amounts recognized in other comprehensive income

	2010			2009
	Old age pension	Other benefits	Total	Old age pension	Other benefits	Total
Unrecognized gains	$3,042	$4,235	$7,277	$(565)	$(2,126)	$(2,691)
Unrecognized prior service cost/(credit)	63	(189)	(126)	60	(180)	(120)

Total recognized in other comprehensive income	$3,105	$4,046	$7,151	$(505)	$(2,306)	$(2,811)

GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2010
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2010	2009	2008
Salaries and social contributions	$1,174,482	$1,004,951	$1,122,815
Rent	338,301	283,957	268,930
General and administrative	251,097	217,847	264,627
Repair and maintenance	180,810	158,165	224,690
Taxes other than income	144,322	181,716	215,664
Billing and data processing	75,960	64,277	62,203
Consulting expenses	61,431	59,000	50,946
Provision for obsolescence	27,825	4,113	3,870
Business acquisitions related costs	12,737	11,353	—
Insurance	7,456	7,612	11,534

Total	$2,274,421	$1,992,991	$2,225,279

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION
Financial information by reportable segment

	2010	2009	2008
Revenue:
Russia Mobile	$7,789,463	$6,670,126	$7,916,658
Russia Fixed	1,748,899	1,498,223	1,784,455
Ukraine Mobile	1,072,830	1,048,751	1,661,951
Other	864,372	787,543	779,520
Intercompany eliminations	(182,328)	(137,390)	(149,961)

Total revenue	$11,293,236	$9,867,253	$11,992,623

Depreciation and amortization:
Russia Mobile	$1,196,162	$1,111,877	$1,313,970
Russia Fixed	222,565	193,679	214,676
Ukraine Mobile	354,154	352,037	437,988
Other	227,615	186,581	186,443

Total depreciation and amortization	$2,000,496	$1,844,174	$2,153,077

Operating income:
Russia Mobile	$2,189,397	$1,945,595	$2,800,776
Russia Fixed	485,273	410,874	448,366
Ukraine Mobile	144,473	120,248	321,328
Other	(84,820)	82,257	45,503
Intercompany eliminations	236	(3,089)	11,273

Net operating income	$2,734,559	$2,555,885	3,627,246

Currency exchange and transaction (gain)/loss	$(20,238)	$252,694	$561,963
Interest income	(84,396)	(104,566)	(69,697)
Interest expense	777,287	571,901	234,424
Change in fair value of derivatives	—	5,420	41,554
Impairment of investments	—	368,355	—
Equity in net income of associates	(70,649)	(60,313)	(75,688)
Other expense, net	66,924	23,254	29,090

Income before provision for income taxes and noncontrolling interest	$2,065,631	$1,499,140	$2,905,600

	2010	2009
Additions to long-lived assets:
Russia Mobile	$1,976,746	$1,247,307
Russia Fixed	562,180	120,036
Ukraine Mobile	117,548	259,388
Other	237,256	463,624

Total additions to long-lived assets	$2,893,730	$2,090,355

Long-lived assets:
Russia Mobile	$5,523,761	$4,827,140
Russia Fixed	2,684,051	2,270,198
Ukraine mobile	1,130,459	1,365,686
Other	1,451,260	1,525,702

Total long-lived assets	$10,789,531	$9,988,726

Total assets:
Russia Mobile	$7,892,428	$8,633,311
Russia Fixed	3,465,731	3,894,636
Ukraine Mobile	1,454,415	1,567,563
Other	1,665,468	1,668,979

Total assets	$14,478,042	$15,764,489

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
Future minimum lease payments due under operating lease

Payments due in the years ended December 31,
2011	$337,470
2012	27,244
2013	16,096
2014	8,748
2015	6,734
Thereafter	75,265

Total	$471,557

DESCRIPTION OF BUSINESS (Details)	3 Months Ended			12 Months Ended
	Sep. 30, 2010 Comstar-UTS	Dec. 31, 2009 Comstar-UTS	Oct. 31, 2009 Comstar-UTS	Dec. 31, 2010 Comstar UTS merger into MTS
Business Acquisition
Percentage of ownership interest acquired (as a percent)	9.00%	61.97%	50.91%
Cumulative ownership interest (as a percent)	70.97%
Number of remaining shares held by non-controlling interest shareholders (in shares)				98,853,996
Exchange ratio (in shares)				0.825
Increase in charter capital (in shares)				73,087,006
Charter capital (in shares)				2,066,413,144

DESCRIPTION OF BUSINESS (Details 2)	Dec. 31, 2010	Dec. 31, 2009
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	100.00%	100.00%
Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	33.20%	33.20%
Sistema's effective ownership in MTS (as a percent)	54.80%	54.80%
Sistema Holding Limited ("Sistema Holding"), a subsidiary of Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	10.10%	10.10%
Invest-Svyaz CJSC ("Invest-Svyaz"), a subsidiary of Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	8.40%	8.40%
VAST LLC ("VAST"), a subsidiary of Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)		3.10%
Sistema Telecom Activy, LLC ("STA"), a subsidiary of Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	3.10%
ADS Holders
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	40.60%	40.60%
Free float, GDR Holders and others
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	4.60%	4.60%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Statement of Financial Position
Total current assets	$ 3,116,603	$ 4,401,328
Property, plant and equipment, net	7,971,830	7,750,617
Intangible assets, net		2,238,109
Investments		1,128,820
Other non-current assets		245,615
Total assets	14,478,042	15,764,489
Total current liabilities	3,155,141	4,279,035
Total long-term liabilities	7,079,154	7,037,482
Total liabilities	10,234,295	11,316,517
Redeemable noncontrolling interest	86,944	82,261
Shareholders' equity attributable to the Group		3,344,672
Nonredeemable noncontrolling interest	1,031,988	1,021,039
Total shareholders' equity	4,156,803	4,365,711	6,194,863	8,343,149
Statement of Operations
Net operating revenue	11,293,236	9,867,253	11,992,623
Net operating income	2,734,559	2,555,885	3,627,246
Income before provision for income taxes and noncontrolling interests	2,065,631	1,499,140	2,905,600
Net income	1,548,443	994,093	2,161,280
Net income attributable to the Group	1,380,631	1,014,203	1,979,107
Earnings per share, basic (in dollars per share)	$ 0.72	$ 0.54	$ 1.03
Earnings per share, diluted (in dollars per share)	$ 0.72	$ 0.54	$ 1.03
As previously reported
Statement of Financial Position
Total current assets		4,394,956
Property, plant and equipment, net		7,745,331
Intangible assets, net		2,235,831
Investments		1,159,012
Other non-current assets		245,615
Total assets		15,780,745
Total current liabilities		4,257,933
Total long-term liabilities		7,037,482
Total liabilities		11,295,415
Redeemable noncontrolling interest		82,261
Shareholders' equity attributable to the Group		3,376,950
Nonredeemable noncontrolling interest		1,026,119
Total shareholders' equity		4,403,069
Statement of Operations
Net operating revenue		9,823,542	11,900,934
Net operating income		2,547,567	3,647,336
Income before provision for income taxes and noncontrolling interests		1,494,730	2,930,059
Net income		990,775	2,187,178
Net income attributable to the Group		1,004,479	2,000,119
Earnings per share, basic (in dollars per share)		$ 0.53	$ 1.04
Earnings per share, diluted (in dollars per share)		$ 0.53	$ 1.04
Effect of entities acquired from Sistema
Statement of Financial Position
Total current assets		29,348
Property, plant and equipment, net		5,286
Intangible assets, net		2,278
Total assets		36,912
Total current liabilities		74,234
Total liabilities		74,234
Shareholders' equity attributable to the Group		(32,242)
Nonredeemable noncontrolling interest		(5,080)
Total shareholders' equity		(37,322)
Statement of Operations
Net operating revenue		95,910	122,187
Net operating income		8,301	(19,845)
Income before provision for income taxes and noncontrolling interests		4,393	(24,214)
Net income		3,301	(25,653)
Net income attributable to the Group		9,707	(20,767)
Eliminations
Statement of Financial Position
Total current assets		(22,976)
Investments		(30,192)
Total assets		(53,168)
Total current liabilities		(53,132)
Total liabilities		(53,132)
Shareholders' equity attributable to the Group		(36)
Total shareholders' equity		(36)
Statement of Operations
Net operating revenue		(52,199)	(30,498)
Net operating income		17	(245)
Income before provision for income taxes and noncontrolling interests		17	(245)
Net income		17	(245)
Net income attributable to the Group		$ 17	$ (245)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Investments in significant legal entities
Total liabilities of consolidated variable interest entity	751.6
Sibintertelecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Dagtelecom acquisition
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Russian Telephone Company ("RTC")
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Evrotel.
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
MTS Ukraine
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Uzdunrobita
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
MTS Finance
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
BCTI
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
MTS Bermuda
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Multiregion
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%
K-Telecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	80.00%	80.00%
Comstar-UTS
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	73.30%	64.00%
Metrotelecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	95.00%
MTS International Funding
Investments in significant legal entities
Debt issued by consolidated variable interest entity	750
Interest rate of debt issued by consolidated variable interest entity (as a percent)	8.63%
Sistema Telecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%
TS-Retail
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	96.00%	34.60%
MTS Belarus, an associated company of the Group
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	49.00%	49.00%
Intellect Telecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	22.50%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents
Maximum term of original maturity to classify an instrument as cash equivalent (in months)	3
Short-term investments and loans
Minimum term of original maturity to classify an instrument as short-term investment (in months)	3
Maximum term of original maturity to classify an instrument as short-term investment (in months)	12
Inventory and spare parts
Period within which inventories and spare parts will be sold or used for equipment maintenance (in months)	12
Assets held for sale
Fair value less cost to sell the Lucent equipment held for sale	$ 10.4	$ 18.5
Lucent equipment sold during the year	$ 8.1	$ 25.2	$ 12.8

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 4)	12 Months Ended
Dec. 31, 2010
Property, plant and equipment
Minimum useful life of property, plant and equipment required for capitalization at historical cost (in years)	1
Mobile telecommunications equipment
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	4
Maximum life of property, plant and equipment (in years)	12
Fixed line telecommunications equipment
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	7
Maximum life of property, plant and equipment (in years)	31
Improvement
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	1
Maximum life of property, plant and equipment (in years)	10
Buildings and constructions
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	20
Maximum life of property, plant and equipment (in years)	94
Other fixed assets
Property, plant and equipment
Minimum life of property, plant and equipment (in years)	3
Maximum life of property, plant and equipment (in years)	25

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	$ 127,875	$ 75,064	$ 1,445
Goodwill
Minimum number of impairment indicators used to determine whether a review of goodwill should be completed prior to the annual impairment test	1
Leasing arrangements
Maximum period to classify lease payables as current liabilities (in years)	1
License costs
Finite-lived intangible assets
Minimum amortization period (in years)	3
Maximum amortization period (in years)	15
Numbering capacity with finite contractual life
Finite-lived intangible assets
Minimum amortization period (in years)	2
Maximum amortization period (in years)	10
Rights to use premises
Finite-lived intangible assets
Minimum amortization period (in years)	5
Maximum amortization period (in years)	15
Other software
Finite-lived intangible assets
Minimum amortization period (in years)	1
Maximum amortization period (in years)	50
Other intangible assets.
Finite-lived intangible assets
Minimum amortization period (in years)	1
Maximum amortization period (in years)	50
Acquired customer base
Finite-lived intangible assets
Minimum amortization period (in months)	20
Maximum amortization period (in months)	240
Rights to use radio frequencies
Finite-lived intangible assets
Minimum amortization period (in years)	2
Maximum amortization period (in years)	15

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes
Probability of the amount to be realized upon settlement of tax appeals and litigations (as a percent)	50.00%
Sales and marketing expenses
Advertising costs	$ 319.7	$ 321	$ 459.9
Borrowing costs
Capitalized interest cost	43.9	72.3	84.5
Interest expense, net of amounts capitalized and amortization of debt issuance costs	$ 688	$ 535	$ 212.3
Mobile subscribers
Estimated average subscriber life
Estimated minimum subscriber's life	1
Estimated maximum subscriber's life	5
Residential wireline voice phone subscribers
Estimated average subscriber life
Estimated subscriber's life	15
Residential subscribers of broadband internet service
Estimated average subscriber life
Estimated subscriber's life	1
Other fixed line subscribers
Estimated average subscriber life
Estimated minimum subscriber's life	3
Estimated maximum subscriber's life	5

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 7) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Russia
Retirement benefit and social security costs
Social contribution expensed	$ 127.6	$ 96.3	$ 122.3
Ukraine
Retirement benefit and social security costs
Payments to the pension fund	$ 70.5	$ 64.9	$ 14.9

BUSINESS ACQUISITIONS AND DISPOSALS (Details)	1 Months Ended											1 Months Ended				12 Months Ended												12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended							1 Months Ended						12 Months Ended							12 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2009 USD ( $)	Jan. 31, 2009 USD ( $)	Dec. 31, 2010 Sistema Telecom RUB	Dec. 31, 2010 Sistema Telecom USD ( $)	Dec. 27, 2010 Sistema Telecom RUB	Dec. 27, 2010 Sistema Telecom USD ( $)	Dec. 31, 2010 TS-Retail	Jun. 30, 2010 TS-Retail	Aug. 31, 2010 Metro-Telecom	Aug. 27, 2010 Metro-Telecom USD ( $)	Aug. 27, 2010 Metro-Telecom RUB	Jul. 31, 2010 Multiregion. USD ( $)	Jul. 31, 2010 Multiregion. Acquired customer base USD ( $)	Jun. 30, 2010 SWEET-COM USD ( $)	Feb. 28, 2005 SWEET-COM	Dec. 31, 2010 Regional fixed line operators acquired in 2010 USD ( $)	Dec. 31, 2009 Regional fixed line operators acquired in 2010 USD ( $)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 Acquired customer base	Dec. 31, 2010 Regional fixed line operators acquired in 2010 Subscriber base USD ( $)	Dec. 31, 2010 Tenzor Telecom USD ( $)	Feb. 28, 2010 Tenzor Telecom	Dec. 31, 2010 Penza Telecom USD ( $)	Jun. 30, 2010 Penza Telecom	Dec. 31, 2010 Penza Telecom Subscriber base USD ( $)	Dec. 31, 2010 NMSK USD ( $)	Dec. 31, 2010 NMSK Subscriber base USD ( $)	Dec. 31, 2010 Lanck Telecom USD ( $)	Dec. 31, 2010 Retail chains USD ( $)	Dec. 31, 2009 Retail chains USD ( $)	Dec. 31, 2009 Retail chains Brand USD ( $)	Dec. 31, 2009 Telefon.ru USD ( $)	Feb. 28, 2009 Telefon.ru	Dec. 31, 2009 Eldorado USD ( $)	Mar. 31, 2009 Eldorado	Dec. 31, 2009 Eldorado Brand USD ( $)	Dec. 31, 2009 Teleforum USD ( $)	Oct. 30, 2009 Teleforum	Dec. 31, 2009 Evrotel USD ( $)	Dec. 31, 2009 Evrotel Acquired customer base USD ( $)	Sep. 30, 2010 Comstar-UTS	Oct. 06, 2010 Comstar-UTS USD ( $)	Oct. 06, 2010 Comstar-UTS RUB	Dec. 31, 2009 Comstar-UTS	Oct. 31, 2009 Comstar-UTS USD ( $)	Oct. 12, 2009 Comstar-UTS USD ( $)	Oct. 12, 2009 Comstar-UTS RUB	Dec. 31, 2009 MGTS USD ( $)	Dec. 17, 2009 MGTS RUB	Sep. 30, 2009 Kolorit USD ( $)	Sep. 30, 2009 Kolorit Brand USD ( $)	Jan. 31, 2009 Dagtelecom acquisition USD ( $)	Dec. 31, 2008 Regional fixed line operators acquired in 2008 USD ( $)	Dec. 31, 2010 Regional fixed line operators acquired in 2008 Acquired customer base	Dec. 31, 2008 Regional fixed line operators acquired in 2008 Subscriber base USD ( $)	Dec. 31, 2008 Interlink Group USD ( $)	Jun. 30, 2008 Interlink Group	Dec. 31, 2008 Strategia (Urals Telephone Company "UTC") USD ( $)	Jul. 31, 2008 Strategia (Urals Telephone Company "UTC")	Dec. 31, 2008 Strategia (Urals Telephone Company "UTC") Subscriber base USD ( $)	Dec. 31, 2008 Stream-TV USD ( $)	Dec. 31, 2009 Stream-TV RUB	Dec. 31, 2009 Stream-TV USD ( $)	Dec. 31, 2008 Stream-TV RUB	Feb. 28, 2008 MSS USD ( $)	Feb. 28, 2008 MSS Acquired customer base USD ( $)	Feb. 28, 2008 MSS License costs USD ( $)	Dec. 31, 2010 Companies acquired from third parties in 2010 USD ( $)	Dec. 31, 2010 Brand
Business acquisitions
Percentage of ownership acquired (as a percent)			100.00%	100.00%					95.00%			100.00%			74.90%						100.00%		100.00%		100.00%		100.00%					100.00%		100.00%			100.00%	100.00%		9.00%			61.97%	50.91%			14.20%		100.00%							100.00%		100.00%						9.00%
Purchase price					11,590,000,000	$ 378,980,000				$ 11,010,000	339,350,000			$ 8,500,000																								$ 90,000,000							$ 1,320,000,000	39,150,000,000					$ 51,300,000											$ 117,200,000	3,544,500,000
Promissory notes previously issued by MTS held by Sistema Telecom on the acquisition date			2,000,000,000	65,500,000
Voting interest of TS-Retail held by Sistema Telecom on the acquisition date (as a percent)			45.00%	45.00%
Cash consideration												123,600,000																																			7,300,000		39,700,000												980,000,000	32,400,000		16,000,000
Total cash paid to SMM for Stream-TV																																																													2,564,500,000	84,800,000
Cash paid to SMM for Stream-TV, first installment payment																																																												81,400,000			2,460,800,000
Cash paid to SMM for Stream-TV, second installment payment																																																													103,300,000	3,400,000
Number of cities in Russian Federation where business has a presence												37
Purchase price allocation
Current assets												46,776,000				6,339,000				711,000		1,076,000			2,486,000		2,066,000		54,399,000		48,979,000		2,467,000			2,953,000		14,300,000											993,000			5,188,000			994,000		4,194,000
Property, plant and equipment																22,306,000				2,191,000		2,407,000			9,264,000		8,444,000																									22,177,000			7,042,000		15,135,000
Non-current assets												46,732,000																	3,971,000		2,315,000		911,000			745,000		67,960,000											11,788,000
Finite-lived intangible assets													76,376,000						39,496,000					15,603,000		23,893,000				374,000					374,000				4,726,000											2,097,000				12,553,000					12,553,000						3,200,000	8,800,000
Goodwill												148,743,000				32,154,000				6,616,000		7,394,000					18,144,000		162,258,000		123,333,000		29,875,000			9,050,000		98,542,000											27,109,000			32,076,000			4,230,000		27,846,000
Current liabilities												(126,780,000)				(26,452,000)				(3,142,000)		(4,369,000)			(8,109,000)		(10,832,000)		(124,563,000)		(108,701,000)		(12,248,000)			(3,614,000)		(75,528,000)											(2,098,000)			(9,208,000)			(2,928,000)		(6,280,000)
Non-current liabilities												(44,007,000)				(7,257,000)				(130,000)		(2,779,000)			(4,348,000)				(6,041,000)		(5,926,000)		(115,000)																(235,000)			(5,253,000)					(5,253,000)
Fair value of noncontrolling interest												(24,244,000)
Fair value of contingent consideration																													(10,348,000)				(3,414,000)			(6,934,000)		(20,000,000)
Deferred tax liabilities																																																				(5,620,000)			(910,000)		(4,710,000)
Consideration paid												123,596,000				66,586,000				6,246,000		19,332,000			23,186,000		17,822,000		80,050,000		60,000,000		17,850,000			2,200,000		90,000,000			271,890,000	8,280,000,000							39,654,000			51,913,000			8,428,000		43,485,000
Remaining percentage of voting interests acquired (as a percent)														25.10%
Ownership interest immediately prior to acquisition (as a percent)								0.25
Ownership interest after acquisition (as a percent)								40.00%						100.00%																										70.97%																								100.00%
Effective direct and indirect ownership interests (as a percent)							96.04%	50.95%
Additional stake in TS-Retail as a result of acquisition of Sistema Telecom (as a percent)							45.00%
Minimum amortization period (in years)																		8																																			9
Maximum amortization period (in years)																		12																																			17
Amortization period (in months)																																																																				6
Amortization period (in years)																																																																	5	3
Contingent consideration																															25,000,000		5,000,000			8,800,000		20,000,000
Time period for contingent consideration payment, low end of range (in months)																															12
Time period for contingent consideration payment, high end of range (in months)																															18
Time period for contingent consideration payment (in months)																																	12			12
Difference between the fair value of contingent consideration and the actual amount paid charged to other operating expenses																												41,800,000
Consideration paid per global depository receipt ("GDR")																																													$ 6.21	184.02
Excess of consideration over the carrying value of net assets recorded as a reduction to additional paid-in capital																																												1,080,000,000
Excess of consideration over the carrying value of net assets recorded as a reduction to retained earnings																																												242,700,000
Consideration paid in ordinary MTS OJSC shares (in shares)																																															31,816,462
Value of ordinary MTS OJSC shares based on the MICEX price																																																7,170,000,000
Value of ordinary MTS OJSC shares based on the MICEX price (in RUB per share)																																																225.4
MTS shares outstanding issued (as a percent)																																															1.60%
Number of ordinary shares acquired (in shares)																																								37,614,087							2,462,687
Number of preferred shares acquired (in shares)																																															11,135,428
Number of Comstar-UTS shares received (in shares)	46,232,000
Percentage of Comstar-UTS shares outstanding received (as a percent)	11.06%
Cash consideration paid to Comstar-UTS	8,300,000
Ownership interest after acquisition excluding treasury shares (as a percent)																																								73.33%
Glaxen Corp. ownership stake (as a percent)																																																			25.50%
Pro forma results of operations
Net revenues																11,366,018,000	9,957,352,000
Net operating income																2,748,650,000	2,569,735,000
Net income																1,375,415,000	982,892,000
Earnings per share, basic and diluted																0.72	0.52
Loan receivable from Glaxen at the date of acquisition		12,500,000
Revenue and earnings of the companies acquired from third parties in 2010 since the acquisition date included in the consolidated statement of operations
Net revenues																																																																			43,673,000
Net operating loss																																																																			(2,921,000)
Net loss																																																																			(8,820,000)
Stream-TV cash payment to SMM for the controlling interests in certain regional subsidiaries acquired in 2007																																																												$ 19,100,000

BUSINESS ACQUISITIONS AND DISPOSALS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2008
Comstar-Direct
Reorganization of Comstar-Direct
Number of legal entities Comstar-Direct was split into as part of the reorganization	2
Comstar-UTS
Reorganization of Comstar-Direct
Ownership of Comstar-Direct prior to the reorganization (as a percent)	52.00%
Ownership of Comstar-Direct subsequent to the reorganization (as a percent)	100.00%
Net assets disposed	$ 26,800,000
Remaining noncontrolling interest acquired in Comstar-Direct (as a percent)	48.00%
Summary of the assets and liabilities disposed of by Comstar-UTS and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct
Cash and short-term investments and loans	5,029,000
Inventory and other current assets	6,168,000
Trade and other accounts receivable	22,379,000
Long-term investments and loans	7,508,000
Trade accounts payable	(14,264,000)
Total assets and liabilities disposed, net	26,820,000
Noncontrolling interest acquired	(15,813,000)
Excess of the net assets disposed of and noncontrolling interest acquired	$ 11,007,000
Sistema Mass Media, a subsidiary of Sistema
Reorganization of Comstar-Direct
Ownership of Comstar-Direct prior to the reorganization (as a percent)	48.00%
Ownership of SMM-Finance subsequent to the reorganization (as a percent)	100.00%

OPERATIONS IN TURKMENISTAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	61 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 21, 2010 BCTI License suspension and termination of interconnect agreements
Operations in Turkmenistan
Period of license suspension (in months)				1
Percentage of net profit shared with the Ministry of Communications of Turkmenistan (as a percent)						20.00%
Number of arbitration requests filed							3
Referral to International Centre for the Settlement of Investment Disputes ("ICSID"), if dispute is not resolved through negotiations within a specified period (in months)					6
Impairment of long-lived assets					$ 119,580
Provision for doubtful accounts	122,550	110,766	154,782		11,462
General and administrative expenses	2,274,421	1,992,991	2,225,279		4,280
Other operating expenses	194,181	173,114	190,109		2,500
Total impairment charges					$ 137,822

CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and cash equivalents
Other	$ 225	$ 415
Total cash and cash equivalents	927,694	2,529,010	1,135,987	827,313
Ruble
Cash and cash equivalents
Current accounts	413,139	577,603
Deposit accounts	93,271	1,059,105
U.S. Dollar
Cash and cash equivalents
Current accounts	215,375	217,586
Deposit accounts	28,002	12,000
Euro
Cash and cash equivalents
Current accounts	17,142	602,825
Deposit accounts	11,288	4,161
Hryvna
Cash and cash equivalents
Current accounts	9,535	1,260
Deposit accounts	35,753	2,768
Uzbek som
Cash and cash equivalents
Current accounts	91,236	26,922
Deposit accounts		662
Turkmenian manat
Cash and cash equivalents
Current accounts	10,568	21,020
Armenian dram
Cash and cash equivalents
Current accounts	$ 2,160	$ 2,683

SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Short-term investments
Short-term investments	$ 333,594	$ 206,470
Deposit
Short-term investments
Annual interest rate, lowest rate (as a percent)	3.50%	7.00%
Annual interest rate, highest rate (as a percent)	9.00%	12.50%
Short-term investments	279,663	38,370
Funds in trust management
Short-term investments
Annual interest rate (as a percent)	9.20%	9.00%
Short-term investments	26,987	20,077
Promissory notes
Short-term investments
Annual interest rate (as a percent)		6.00%
Annual interest rate, lowest rate (as a percent)	5.50%
Annual interest rate, highest rate (as a percent)	7.00%
Short-term investments	26,701	144,572
Other'
Short-term investments
Short-term investments	$ 243	$ 3,451

TRADE RECEIVABLES, NET (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Trade receivables, net
Allowance for doubtful accounts	$ (120,468)	$ (97,653)
Trade receivables, net	798,102	595,746
Subscribers
Trade receivables, net
Trade receivables, gross	384,903	323,135
Interconnect
Trade receivables, net
Trade receivables, gross	120,948	108,376
Dealers
Trade receivables, net
Trade receivables, gross	108,010	61,827
Roaming
Trade receivables, net
Trade receivables, gross	224,687	159,119
Other.
Trade receivables, net
Trade receivables, gross	80,022	40,942
Allowance for doubtful accounts receivable
Change in allowance for doubtful accounts receivable
Balance, beginning of year	97,653	69,603	70,373
Provision for doubtful accounts	123,352	105,260	97,460
Deductions and other adjustments	(99,708)	(76,622)	(84,364)
Currency translation adjustment	(829)	(588)	(13,866)
Balance, end of year	$ 120,468	$ 97,653	$ 69,603

INVENTORY AND SPARE PARTS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
INVENTORY AND SPARE PARTS
Handsets and accessories (including consigned to others $3,496 and $nil)	$ 234,166	$ 165,709
Handsets and accessories, consigned to others	3,496
Spare parts for telecommunication equipment	34,687	26,928
SIM cards and prepaid phone cards	21,879	23,821
Advertising materials	2,011	2,195
Other	27,213	20,918
Total inventory and spare parts	319,956	239,571
Obsolescence expenses	$ 27,825	$ 4,113	$ 3,870

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net book value of property, plant and equipment
Property, plant and equipment, at cost	$ 12,557,033,000	$ 11,392,858,000
Accumulated depreciation	(6,196,117,000)	(5,098,418,000)
Property, plant and equipment, net	7,971,830,000	7,750,617,000
Depreciation expense	1,521,600,000	1,380,800,000	1,528,000,000
Network, base station equipment and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	10,631,101,000	9,391,900,000
Office equipment, computers and other
Net book value of property, plant and equipment
Property, plant and equipment, at cost	1,102,584,000	1,053,199,000
Buildings and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	742,263,000	890,913,000
Vehicles
Net book value of property, plant and equipment
Property, plant and equipment, at cost	81,085,000	56,846,000
Construction in progress and equipment for installation
Net book value of property, plant and equipment
Property, plant and equipment, at cost	$ 1,610,914,000	$ 1,456,177,000

CAPITAL LEASE OBLIGATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital Lease Obligations
Leased assets, at cost	$ 35,722,000	$ 79,809,000
Accumulated depreciation	(5,631,000)	(36,380,000)
Leased assets, net	30,091,000	43,429,000
Depreciation of assets recorded under capital leases obligations	2,800,000	10,200,000	10,800,000
Interest expense accrued on capital lease obligations	500,000	1,500,000	2,000,000
Future minimum lease payments under capital leases together with the present value of the net minimum lease payments
2011	10,461,000
2012	8,968,000
2013	8,427,000
2014	170,000
2015	71,000
Total minimum lease payments (undiscounted)	28,097,000
Less amount representing interest	(8,342,000)
Present value of net minimum lease payments	19,755,000
Less current portion of lease obligations	(8,882,000)	(3,173,000)
Non-current portion of lease obligations	10,873,000	921,000
Vehicles
Capital Lease Obligations
Leased assets, at cost	33,658,000	9,995,000
Telecommunication equipment
Capital Lease Obligations
Leased assets, at cost	1,235,000	68,547,000
Improvement
Capital Lease Obligations
Leased assets, at cost	829,000	1,096,000
Buildings
Capital Lease Obligations
Leased assets, at cost		171,000
Aircraft
Capital Lease Obligations
Purchase option amount, high end of range	10,400,000
Purchase option amount, low end of range	$ 600,000

LICENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Licenses
Licenses, at cost	$ 679,133,000	$ 706,143,000
Accumulated amortization	(384,405,000)	(341,421,000)
Licenses, net	294,728,000	364,722,000
Estimated amortization expense in the year ended December 31,
2011	417,660,000
2012	272,900,000
2013	178,370,000
2014	100,150,000
2015	58,690,000
Thereafter	185,485,000
Total	1,213,255,000
Russia
Licenses
Licenses, at cost	229,209,000	264,387,000
Uzbekistan
Licenses
Licenses, at cost	196,517,000	196,517,000
Armenia
Licenses
Licenses, at cost	203,993,000	196,193,000
Ukraine
Licenses
Licenses, at cost	49,414,000	49,046,000
License costs
Licenses
Amortization expense	76,300,000	78,700,000	154,700,000
Estimated amortization expense in the year ended December 31,
2011	53,563,000
2012	34,688,000
2013	30,570,000
2014	29,790,000
2015	29,790,000
Thereafter	116,327,000
Total	$ 294,728,000

GOODWILL (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	$ 852,239	$ 519,362
Accumulated impairment loss, balance at the beginning of the period	(48,466)	(49,891)
Net amount of goodwill, balance at the beginning of the period	803,773	469,471
Acquisitions (Note 3)	175,307	328,564
Finalization of purchase accounting		41,835
Currency translation adjustment	2,255	(36,097)
Gross amount of goodwill, balance at the end of the period	1,029,431	852,239
Accumulated impairment loss, balance at the end of the period	(48,096)	(48,466)
Net amount of goodwill, balance at the end of the period	981,335	803,773
Russia Mobile
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	313,517	127,311
Net amount of goodwill, balance at the beginning of the period	313,517	127,311
Acquisitions (Note 3)		189,842
Currency translation adjustment	(2,394)	(3,636)
Gross amount of goodwill, balance at the end of the period	311,123	313,517
Net amount of goodwill, balance at the end of the period	311,123	313,517
Ukraine Mobile
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	5,311	5,508
Net amount of goodwill, balance at the beginning of the period	5,311	5,508
Currency translation adjustment	16	(197)
Gross amount of goodwill, balance at the end of the period	5,327	5,311
Net amount of goodwill, balance at the end of the period	5,327	5,311
Russia Fixed
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	284,832	141,380
Accumulated impairment loss, balance at the beginning of the period	(48,466)	(49,891)
Net amount of goodwill, balance at the beginning of the period	236,366	91,489
Acquisitions (Note 3)	175,307	104,439
Finalization of purchase accounting		41,835
Currency translation adjustment	(934)	(1,397)
Gross amount of goodwill, balance at the end of the period	458,835	284,832
Accumulated impairment loss, balance at the end of the period	(48,096)	(48,466)
Net amount of goodwill, balance at the end of the period	410,739	236,366
Other
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	248,579	245,163
Net amount of goodwill, balance at the beginning of the period	248,579	245,163
Acquisitions (Note 3)		34,283
Currency translation adjustment	5,567	(30,867)
Gross amount of goodwill, balance at the end of the period	254,146	248,579
Net amount of goodwill, balance at the end of the period	$ 254,146	$ 248,579

OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amortized intangible assets
Amortized intangible assets, Gross carrying value	$ 2,730,204,000	$ 2,299,887,000
Amortized intangible assets, Accumulated amortization	(1,516,949,000)	(1,278,010,000)
Amortized intangible assets, Net carrying value	1,213,255,000	1,021,877,000
Other intangible assets
Total other intangible assets, Gross carrying value	3,058,587,000	2,347,624,000
Total other intangible assets, Net carrying value	1,541,638,000	1,069,614,000
Amortization expense	399,800,000	374,500,000	459,600,000
Estimated amortization expense in the year ended December 31,
2011	417,660,000
2012	272,900,000
2013	178,370,000
2014	100,150,000
2015	58,690,000
Thereafter	185,485,000
Total	1,213,255,000
Billing and telecommunication software
Amortized intangible assets
Minimum Useful lives (in months)	13
Maximum Useful lives (in months)	240
Amortized intangible assets, Gross carrying value	1,682,959,000	1,461,834,000
Amortized intangible assets, Accumulated amortization	(1,056,324,000)	(896,243,000)
Amortized intangible assets, Net carrying value	626,635,000	565,591,000
Acquired customer base
Amortized intangible assets
Minimum Useful lives (in months)	60
Maximum Useful lives (in months)	204
Amortized intangible assets, Gross carrying value	343,920,000	221,536,000
Amortized intangible assets, Accumulated amortization	(111,775,000)	(74,320,000)
Amortized intangible assets, Net carrying value	232,145,000	147,216,000
Rights to use radio frequencies
Amortized intangible assets
Minimum Useful lives (in months)	24
Maximum Useful lives (in months)	180
Amortized intangible assets, Gross carrying value	314,722,000	239,474,000
Amortized intangible assets, Accumulated amortization	(100,496,000)	(75,761,000)
Amortized intangible assets, Net carrying value	214,226,000	163,713,000
Accounting software
Amortized intangible assets
Minimum Useful lives (in months)	13
Maximum Useful lives (in months)	60
Amortized intangible assets, Gross carrying value	118,673,000	134,292,000
Amortized intangible assets, Accumulated amortization	(87,623,000)	(79,480,000)
Amortized intangible assets, Net carrying value	31,050,000	54,812,000
Numbering capacity with finite contractual life
Amortized intangible assets
Minimum Useful lives (in months)	24
Maximum Useful lives (in months)	120
Amortized intangible assets, Gross carrying value	90,408,000	90,266,000
Amortized intangible assets, Accumulated amortization	(79,821,000)	(80,822,000)
Amortized intangible assets, Net carrying value	10,587,000	9,444,000
Other intangible assets
Minimum amortization period (in years)	2
Maximum amortization period (in years)	10
Office software
Amortized intangible assets
Minimum Useful lives (in months)	13
Maximum Useful lives (in months)	60
Amortized intangible assets, Gross carrying value	84,343,000	71,997,000
Amortized intangible assets, Accumulated amortization	(50,711,000)	(41,109,000)
Amortized intangible assets, Net carrying value	33,632,000	30,888,000
Other software
Amortized intangible assets
Minimum Useful lives (in months)	12
Maximum Useful lives (in months)	600
Amortized intangible assets, Gross carrying value	95,179,000	80,488,000
Amortized intangible assets, Accumulated amortization	(30,199,000)	(30,275,000)
Amortized intangible assets, Net carrying value	64,980,000	50,213,000
Prepayments for intangible assets
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	273,239,000
Numbering capacity with indefinite contractual life
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	$ 55,144,000	$ 47,737,000

INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Details) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 31, 2009	Dec. 31, 2010 MTS Belarus, an associated company of the Group	Dec. 31, 2009 MTS Belarus, an associated company of the Group	Apr. 30, 2008 MTS Belarus, an associated company of the Group	Dec. 31, 2010 Intellect Telecom	Nov. 30, 2010 Intellect Telecom	Dec. 31, 2009 Coral/Sistema Strategic Fund
Schedule of Equity Method Investments
Equity investment					$ 227,130,000	$ 220,350,000		$ 11,662,000
Loan receivable				12,500,000	3,000,000	100,000
Total investments in and advances to associates	241,792,000	220,450,000
Maximum borrowing amount for which the group entered into a credit facility agreement						46,000,000	33,000,000
Interest rate on borrowing for which the group entered into a credit facility agreement (as a percent)							10.00%
Equity method ownership interest acquired from Sistema Telecom (as a percent)									43.80%
Amount of acquired equity method investment									12,400,000
Financial position and results of operations
Total assets					527,609,000	498,278,000		25,227,000
Total liabilities					72,533,000	56,736,000		34,180,000
Net income (loss)					145,707,000	143,061,000		(6,831,000)
Impairment of equity method investment										7,400,000
Total earnings or losses of associates	$ 70,649,000	$ 60,313,000	$ 75,688,000

INVESTMENT IN SHARES OF SVYAZINVEST (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 RUB	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 RUB	Dec. 31, 2010 Svyazinvest	Dec. 31, 2006 Svyazinvest USD ( $)	Nov. 30, 2009 Svyazinvest MGTS Sistema	Dec. 31, 2006 Comstar-UTS and MGTS Finance S.A	Dec. 31, 2006 Comstar-UTS	Dec. 31, 2006 MGTS	Nov. 30, 2009 Sky Link Sistema
Investment in shares of Svyazinvest
Percentage of stake acquired (as a percent)						25.00%
Share acquired in addition to percentage ownership acquired (in shares)						1
Total consideration						$ 1,390,000,000
Cash consideration						1,300,000,000
Fair value of the call and put option						90,000,000
Number of ordinary shares acquired in Svyazinvest (in shares)								4,879,584,306	3,378,173,750	1,501,410,556
Percentage of ordinary shares acquired to total outstanding shares (as a percent)									17.30%	7.70%
Number of publicly traded incumbent fixed-line operators in which Svyazinvest holds controlling stakes					7
Number of Federal districts of Russia in which investees of Svyazinvest are based					7
Percentage ownership of SkyLink transferred from Sistema (as a percent)											100.00%
Percentage of disposal of MGTS' common stock owned by Svyazinvest to Sistema (as a percent)							28.00%
Fair value of the investment, which includes significant unobservable inputs (Level 3 measurement)			859,700,000	26,000,000,000
Carrying value of the investment			1,205,500,000	36,500,000,000
Impairment loss on investment			349,400,000	10,500,000,000
Proceeds from the sale of Svyazinvest stake		26,000,000,000
Repayment of the outstanding debt to Sberbank		26,000,000,000
Consultancy fees incurred to complete the sale	$ 9,600,000	291,200,000

OTHER INVESTMENTS (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Dec. 31, 2010 Loans receivable Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2010 Loans receivable Intellect Telecom	Dec. 31, 2009 Loans receivable Intellect Telecom	Dec. 31, 2010 Sistema Promissory notes 2009	Dec. 31, 2009 Sistema Promissory notes 2009	Dec. 31, 2010 Sistema Promissory notes 2010	Dec. 31, 2010 Other investments	Dec. 31, 2009 Other investments	Dec. 31, 2010 Other investments IFC Metropol	Dec. 31, 2009 Other investments IFC Metropol	Dec. 31, 2008 Other investments Tammaron Ltd.	Dec. 31, 2010 K-Telecom Mr. P. Fattouche and Mr. M. Fattouche	Dec. 31, 2010 Mr. P. Fattouche and Mr. M. Fattouche
Other investments
Annual interest rate (as a percent)					6.00%			0.00%		0.00%			0.00%
Annual interest rate, low end of range (as a percent)						7.00%
Annual interest rate, high end of range (as a percent)						11.00%
Other investments	$ 128,582,000	$ 48,701,000	$ 9,763,000	$ 10,538,000	$ 91,503,000		$ 12,808,000	$ 20,293,000	$ 20,449,000	$ 4,162,000	$ 2,861,000	$ 1,985,000		$ 2,921,000	$ 21,200,000
Loan granted																	$ 90,000,000
Percentage of noncontrolling interest (as a percent)																20.00%

RESTRICTED CASH (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Restricted cash
Restricted cash	$ 4,719	$ 6,389
Uzbekistan
Restricted cash
Restricted cash	4,593	6,389
Ukraine
Restricted cash
Restricted cash	$ 126

BORROWINGS (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 MTS International Notes due 2020 USD ( $)	Dec. 31, 2010 MTS OJSC Notes due 2020 USD ( $)	Dec. 31, 2010 MTS OJSC Notes due 2016 USD ( $)	Dec. 31, 2009 MTS OJSC Notes due 2016 USD ( $)	May 31, 2011 MTS OJSC Notes due 2014 USD ( $)	May 31, 2011 MTS OJSC Notes due 2014 RUB	Dec. 31, 2010 MTS OJSC Notes due 2014 USD ( $)	Dec. 31, 2009 MTS OJSC Notes due 2014 USD ( $)	Dec. 31, 2010 MTS Finance Notes due 2012 USD ( $)	Dec. 31, 2009 MTS Finance Notes due 2012 USD ( $)	Dec. 31, 2010 MTS OJSC Notes due 2017 USD ( $)	Jun. 30, 2010 MTS OJSC Notes due 2018 USD ( $)	Jun. 30, 2010 MTS OJSC Notes due 2018 RUB	Dec. 31, 2010 MTS OJSC Notes due 2018 USD ( $)	Dec. 31, 2009 MTS OJSC Notes due 2018 USD ( $)	Apr. 30, 2010 MTS OJSC Notes due 2015 RUB	Apr. 30, 2010 MTS OJSC Notes due 2015 USD ( $)	Dec. 31, 2010 MTS OJSC Notes due 2015 USD ( $)	Dec. 31, 2009 MTS OJSC Notes due 2015 USD ( $)	Apr. 30, 2010 MTS OJSC Notes due 2013 USD ( $)	Apr. 30, 2010 MTS OJSC Notes due 2013 RUB	Dec. 31, 2010 MTS OJSC Notes due 2013 USD ( $)	Dec. 31, 2009 MTS OJSC Notes due 2013 USD ( $)	Dec. 31, 2009 MTS Finance Notes due 2010 USD ( $)	Dec. 31, 2009 MGTS Notes due 2010 USD ( $)
Notes
Interest rate (as a percent)			8.63%	8.15%	14.25%	14.25%			16.75%	16.75%	8.00%	8.00%	8.70%	8.00%	8.00%	8.00%	8.00%	7.75%	7.75%	7.75%	7.75%	7.00%	7.00%	7.00%	7.00%	8.38%	16.00%
Less: unamortized discount	$ (202,000)	$ (2,587,000)
Total notes	3,322,852,000	2,609,633,000	750,000,000	492,176,000	492,176,000	495,963,000			492,176,000	495,963,000	400,000,000	400,000,000	328,117,000			315,337,000	323,698,000			39,823,000	248,213,000			13,249,000	247,981,000	400,000,000	402,000
Less: current portion	(492,176,000)	(1,218,084,000)
Total notes, long-term	2,830,676,000	1,391,549,000
Repurchase of MTS OJSC Notes							39,200,000	1,103,000,000						5,800,000	179,500,000			6,100,000,000	214,200,000			242,400,000	7,100,000,000
% of par (as a percent)			112.40%	98.00%	99.85%				104.03%		105.61%		99.65%			101.50%				100.50%				99.96%
Fair value	$ 3,451,524,000		$ 843,000,000	$ 482,333,000	$ 491,438,000				$ 512,011,000		$ 422,440,000		$ 326,969,000			$ 320,067,000				$ 40,022,000				$ 13,244,000

BORROWINGS (Details 2)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 USD-Denominated, Skandinavska Enskilda Banken AB which will mature during in 2011-2017 USD ( $)	Dec. 31, 2009 USD-Denominated, Skandinavska Enskilda Banken AB which will mature during in 2011-2017 USD ( $)	Dec. 31, 2010 USD-Denominated, EBRD which will mature during 2011-2014 USD ( $)	Dec. 31, 2009 USD-Denominated, EBRD which will mature during 2011-2014 USD ( $)	Dec. 31, 2010 USD-Denominated, HSBC Bank plc and ING BHF Bank AG which will mature during 2011-2014 USD ( $)	Dec. 31, 2009 USD-Denominated, HSBC Bank plc and ING BHF Bank AG which will mature during 2011-2014 USD ( $)	Dec. 31, 2010 USD-Denominated, Citibank International plc and ING Bank N.V. which will mature during 2011-2013 USD ( $)	Dec. 31, 2009 USD-Denominated, Citibank International plc and ING Bank N.V. which will mature during 2011-2013 USD ( $)	Dec. 31, 2010 USD-Denominated, HSBC Bank plc, ING Bank and Bayerische Landesbank which will mature during 2011-2015 USD ( $)	Dec. 31, 2009 USD-Denominated, HSBC Bank plc, ING Bank and Bayerische Landesbank which will mature during 2011-2015 USD ( $)	Dec. 31, 2010 USD-Denominated, Commerzbank AG, ING Bank AG and HSBC Bank plc which will mature during 2011-2014 USD ( $)	Dec. 31, 2009 USD-Denominated, Commerzbank AG, ING Bank AG and HSBC Bank plc which will mature during 2011-2014 USD ( $)	Dec. 31, 2010 USD-Denominated, Barclays fully repaid in February 2011 USD ( $)	Dec. 31, 2009 USD-Denominated, Barclays fully repaid in February 2011 USD ( $)	Dec. 31, 2010 USD-Denominated, ABN AMRO Bank N.V. which will mature during 2011-2013 USD ( $)	Dec. 31, 2009 USD-Denominated, ABN AMRO Bank N.V. which will mature during 2011-2013 USD ( $)	Dec. 31, 2009 USD-Denominated, Syndicated Loan Facility granted to MTS OJSC in 2006 voluntarily repaid in 2010 USD ( $)	Dec. 31, 2009 USD-Denominated, Syndicated Loan Facility granted to MTS OJSC in 2009 voluntarily repaid in 2010 USD ( $)	Dec. 31, 2010 USD-Denominated, Other which will mature during 2011-2013 USD ( $)	Dec. 31, 2009 USD-Denominated, Other which will mature during 2011-2013 USD ( $)	Dec. 31, 2010 EUR-Denominated,Credit Agricole Corporate Bank and BNP Paribas which will mature during 2011-2018 USD ( $)	Dec. 31, 2010 EUR-Denominated, LBBW which will mature during 2011-2017 USD ( $)	Dec. 31, 2010 EUR-Denominated, Bank of China which will mature during 2011-2016 USD ( $)	Dec. 31, 2010 EUR-Denominated, ABN AMRO Bank N.V. which will mature during 2011-2013 USD ( $)	Dec. 31, 2009 EUR-Denominated, ABN AMRO Bank N.V. which will mature during 2011-2013 USD ( $)	Dec. 31, 2009 EUR-Denominated, Syndicated Loan Facility granted to MTS OJSC in 2009 voluntarily repaid in 2010 USD ( $)	Dec. 31, 2009 EUR-Denominated, EBRD voluntarily repaid in 2010 USD ( $)	Dec. 31, 2009 EUR-Denominated, European Investment Bank voluntarily repaid in 2010 USD ( $)	Feb. 28, 2010 EUR-Denominated, Gazprombank voluntarily repaid in 2010 EUR ( €)	May 31, 2010 EUR-Denominated, Gazprombank voluntarily repaid in 2010	Dec. 31, 2009 EUR-Denominated, Gazprombank voluntarily repaid in 2010 USD ( $)	Dec. 31, 2009 EUR-Denominated, Nordic Investment voluntarily repaid in 2010 USD ( $)	Dec. 31, 2010 EUR-Denominated, Other which will mature during 2011-2012 USD ( $)	Dec. 31, 2009 EUR-Denominated, Other which will mature during 2011-2012 USD ( $)	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017 USD ( $)	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017 RUB	Dec. 31, 2010 RUB-Denominated, Bank of Moscow maturing in 2013 USD ( $)	Dec. 31, 2010 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015 USD ( $)	Dec. 31, 2010 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015 RUB	Dec. 31, 2009 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015 USD ( $)	Dec. 31, 2010 RUB-Denominated, Gazprombank, second loan, maturing during 2013-2015 USD ( $)	Dec. 31, 2010 RUB-Denominated, Gazprombank, second loan, maturing during 2013-2015 RUB	Dec. 31, 2010 RUB-Denominated, Sberbank which will mature during 2011 USD ( $)	Dec. 31, 2009 RUB-Denominated, Sberbank, first loan, voluntarily repaid in 2010 USD ( $)	Dec. 31, 2009 RUB-Denominated, Sberbank, second loan, voluntarily repaid in 2010 USD ( $)	Dec. 31, 2009 RUB-Denominated, Sberbank, third loan, voluntarily repaid in 2010 USD ( $)	Dec. 31, 2010 RUB-Denominated, Other which will mature during 2011-2023 USD ( $)	Dec. 31, 2009 RUB-Denominated, Other which will mature during 2011-2023 USD ( $)	Dec. 31, 2010 Credit facilities from Sberbank USD ( $)	Dec. 31, 2010 Credit facilities from Sberbank RUB	Dec. 31, 2010 Vendor financing agreement USD ( $)	Dec. 31, 2010 ING Bank Evrazia USD ( $)
Bank loans
Loans from banks other than related parties denominated in USD	$ 675,742,000	$ 1,536,924,000
Loans from banks other than related parties denominated in EUR	147,283,000	1,103,361,000
Loans from banks other than related parties denominated in RUB	2,980,417,000	3,049,297,000
Debt - related parties	14,563,000	46,935,000																																																			14,300,000
Total bank loans	3,818,005,000	5,736,517,000	242,013,000	279,519,000	116,667,000	150,000,000	71,244,000	90,985,000	62,486,000	84,560,000	59,570,000	76,180,000	51,285,000	66,557,000	46,047,000	59,203,000	18,861,000	25,149,000	323,077,000	360,000,000	7,569,000	21,694,000	52,159,000	43,201,000	35,123,000	13,740,000	19,859,000	341,580,000	312,743,000	164,979,000			143,460,000	114,768,000	3,060,000	5,972,000	1,968,704,000		459,364,000	360,929,000		213,600,000	137,809,000		19,234,000	859,669,000	1,554,017,000	396,770,000	34,377,000	25,241,000				5,600,000
Less: current portion	(256,052,000)	(801,242,000)
Total bank loans, long-term	3,561,953,000	4,935,275,000
Interest rate, base rate			LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR					EURIBOR	EURIBOR	EURIBOR	EURIBOR	EURIBOR
Interest rate added to base rate (as a percent)							0.30%	0.30%	0.43%	0.43%	0.30%	0.30%	0.30%	0.30%			0.35%	0.35%					1.65%	0.75%	1.95%	0.35%	0.35%
Percentage points added to base rate, low end of range (as a percent)			0.23%	0.23%	1.51%	1.51%									0.13%	0.13%
Percentage points added to base rate, high end of range (as a percent)			1.80%	1.80%	3.10%	3.10%									0.15%	0.15%
Effective interest rate, minimum (as a percent)			0.0068		0.0197										0.0059
Effective interest rate, maximum (as a percent)			0.0226		0.0356										0.0061
Interest rate (as a percent)							0.76%		0.88%		0.76%		0.76%				0.81%						2.88%	1.98%	3.18%	1.58%					7.00%						8.95%	8.95%		8.75%	8.75%	8.75%	8.75%	8.75%	10.50%							9.25%
Stated interest rate, minimum (as a percent)																																							0.08
Stated interest rate, maximum (as a percent)																																							0.095
Maximum borrowing capacity of credit facilities																															100,000,000							60,000,000,000			4,200,000,000			11,000,000,000								47,000,000,000
Stated interest rate before negotiated decrease (as a percent)																															14.00%												13.00%	13.00%							16.00%
Minimum percentage of change in present value of cash flows used to measure whether transaction is accounted for as a debt extinguishment (as a percent)																																10.00%											10.00%	10.00%								10.00%
Unamortized amount of initially capitalized debt issuance costs																																																			26,700,000
Percentage increase in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																					1.00%	1.00%
Effective interest rate after revision if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																					9.95%	9.95%
Debt instrument original maturity term (in years)																																1.5											2.5	2.5
Debt instrument extended maturity term (in years)																																5											5	5
Number of installments for repayment of debt																																6											6	6
Maximum borrowing capacity before amendments																																												7,000,000,000
Pledges
Carrying value of telecommunication equipment and other assets supplied as collateral																																																					8,200,000
Fair value of equipment supplied as collateral																																																						$ 9,200,000

BORROWINGS (Details 3)	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Nov. 11, 2010 Tarino Limited USD ( $)	Dec. 31, 2010 MTS Finance Notes due 2012 USD ( $)	Dec. 31, 2009 MTS Finance Notes due 2012 USD ( $)	Dec. 31, 2010 MTS International Notes due 2020 USD ( $)	Dec. 31, 2010 MTS Finance Notes due 2012 and MTS International Notes due 2020	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017 USD ( $)	Dec. 31, 2010 Available credit facilities, Calyon, ING Bank N.V. and Nordea Bank AB maturing in 2019/2020 USD ( $)	Dec. 31, 2010 Available credit facilities, Credit Agricole (Finnvera) maturing in 2019 USD ( $)	Dec. 31, 2010 Available credit facilities, Bank of China BNP Paribas maturing in 2016 USD ( $)	Dec. 31, 2010 Notes USD ( $)	Dec. 31, 2010 Loans USD ( $)
Compliance with covenants
Amount of a judgment that the entity may be subject to before it may be considered to be in default of debt covenants, subject to certain exemptions and qualifications	$ 10,000,000			$ 10,000,000		$ 15,000,000
Minimum number of days in which a judgment requiring payment in excess of stated thresholds may continue unsatisfied before the entity is determined to be in default of debt covenants, subject to certain exemptions and qualifications (in days)	60						60
Percentage of the principal amount at which the notes are redeemable due to a change of control (as a percent)							101.00%
Remaining percentage of interest acquired in Tarino shares in Option Shares (as a percent)			49.00%
Payment for option shares			170,000,000
Damages			5,880,000
Interest and other costs			34,000,000
Available credit facilities
Interest rate (as a percent)				8.00%	8.00%	8.63%		8.95%
Interest rate, description									LIBOR	EURIBOR	EURIBOR
Interest rate added to base rate (as a percent)									1.15%	1.65%	1.95%
Commitment fees (as a percent)								0.50%	0.40%	0.83%	0.60%
Available credit facilities, total	2,959,339,000							1,312,469,000	1,074,371,000	396,999,000	175,500,000
Payments due in the year ended December 31,
2011												492,176,000	256,052,000
2012												891,973,000	190,750,000
2013												328,586,000	717,194,000
2014													437,507,000
2015												531,999,000	800,815,000
Thereafter												1,078,118,000	1,415,687,000
Total notes	3,322,852,000	2,609,633,000		400,000,000	400,000,000	750,000,000
Total bank loans	$ 3,818,005,000	$ 5,736,517,000						$ 1,968,704,000

ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Estimated present value of asset retirement obligations and change in liabilities
Balance, beginning of the year	$ 88,683	$ 62,053
Liabilities incurred in the current period	4,066	3,923
Accretion expense	9,776	6,518
Revisions in estimated cash flows	(23,813)	17,693
Currency translation adjustment	(673)	(1,504)
Balance, end of the year	$ 78,039	$ 88,683

DEFERRED CONNECTION FEES (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in deferred connection fees
Balance, beginning of the year	$ 163,098	$ 174,225
Payments received and deferred during the year	89,030	60,590
Amounts amortized and recognized as revenue during the year	(95,706)	(67,057)
Currency translation adjustment	(1,134)	(4,660)
Balance, end of the year	155,288	163,098
Less: current portion	(49,212)	(46,930)
Non-current portion	$ 106,076	$ 116,168

PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Changes in unamortized property, plant and equipment contributions
Unamortized property, plant and equipment contributions, beginning of the year	$ 90,349	$ 93,197
Contributions received during the year	2,819	3,213
Amortization for the year	(3,622)	(3,408)
Currency translation effect	(687)	(2,653)
Unamortized property, plant and equipment contributions, end of the year	$ 88,859	$ 90,349

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details) (Designated as hedges, USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	$ 3,322	$ 3,391
Derivative instruments, fair value of liabilities	(34,784)	(59,195)
Interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	3,322	3,391
Derivative instruments classified in other long term liabilities	(31,315)	(32,636)
Cross-currency interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other payables	(3,469)	(9,211)
Derivative instruments classified in other long term liabilities		$ (17,348)

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (USD $)	12 Months Ended											1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Interest rate swaps Cash flow hedging	Dec. 31, 2009 Interest rate swaps Cash flow hedging	Dec. 31, 2008 Interest rate swaps Cash flow hedging	Dec. 31, 2010 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2009 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2010 Cash flow hedging	Dec. 31, 2009 Cash flow hedging	Dec. 31, 2008 Cash flow hedging	Feb. 28, 2010 Syndicated Loan Facility granted to MTS OJSC in 2009	Oct. 30, 2010 Syndicated Loan Facility granted to MTS OJSC in 2006
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Loss recognized on derivatives		$ (5,420,000)	$ (41,554,000)	$ (32,726,000)	$ (8,392,000)	$ (2,002,000)	$ (37,820,000)	$ (24,299,000)	$ (70,546,000)	$ (32,691,000)	$ (2,002,000)
Ineffective portion of derivative included in earnings				3,500,000	900,000		2,000,000	4,500,000
Voluntary prepayment of principal and interest	4,779,595,000	1,728,544,000	572,425,000									707,400,000	162,200,000
Accumulated other comprehensive loss reclassified into earnings upon termination of hedge				12,000,000			3,200,000
Changes in derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives loss, beginning of the year									(40,293,000)	(16,714,000)	(355,000)
Fair value adjustments on hedging derivatives	25,428,000	(23,579,000)	(16,359,000)						(39,757,000)	(28,764,000)	(18,361,000)
Amounts reclassified into earnings during the period									65,185,000	5,185,000	2,002,000
Accumulated derivatives loss, end of the year									(14,865,000)	(40,293,000)	(16,714,000)
Net loss expected to be reclassified into net income during the next twelve months									$ 7,000,000

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 3)	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Comstar-UTS Non-designated derivative instruments Buy-out put option	Jun. 30, 2010 Comstar-UTS Non-designated derivative instruments Purchased call option	Dec. 31, 2008 Comstar-UTS Non-designated derivative instruments Purchased call option USD ( $)	Dec. 31, 2006 Comstar-UTS Non-designated derivative instruments Written call and put option MGTS Finance S.A.	Nov. 30, 2008 Comstar-UTS Non-designated derivative instruments Written call and put option Access USD ( $)	Dec. 31, 2006 Comstar-UTS Non-designated derivative instruments Written call and put option Access USD ( $)	Feb. 28, 2009 Comstar-UTS Non-designated derivative instruments Currency forward Access USD ( $)	Jan. 31, 2009 Comstar-UTS Non-designated derivative instruments Currency forward Access USD ( $)	Dec. 31, 2008 Comstar-UTS Non-designated derivative instruments Currency forward Access RUB	Dec. 31, 2010 Non-designated derivative instruments USD ( $)	Dec. 31, 2009 Non-designated derivative instruments USD ( $)	Dec. 31, 2010 Non-designated derivative instruments Foreign currency options USD ( $)	Dec. 31, 2010 Non-designated derivative instruments Buy-out put option USD ( $)	Dec. 31, 2006 Non-designated derivative instruments Written call and put option Svyazinvest	Dec. 31, 2007 Non-designated derivative instruments Written call and put option Access USD ( $)	Dec. 31, 2006 Non-designated derivative instruments Written call and put option Access	Dec. 31, 2009 Non-designated derivative instruments Currency forward USD ( $)
Non-designated derivative instruments
Amount acquirable through derivative instruments								$ 68,000,000	$ 32,000,000				$ 330,000,000
Statutory limit for price of shares sold back to entity (as a percent)		10.00%
Maximum period to file buyout demand by shareholders (in days)		45
Period within which buy-out of shares should be carried out after the expiry of the period set for the buyout demand (in days)		30
Derivative instruments, fair value of liabilities											14,248,000	4,281,000		11,600,000
Cash paid to acquire option	19,422,000			19,400,000
Option exercise price (in dollars per share)			10.2368
Number of GDRs (in shares)			9,000,000
Percentage of stake acquired (as a percent)															25.00%
Share acquired in addition to percentage ownership acquired (in shares)															1
Right of 2711 UA to purchase shares under the call and put options agreement (in shares)							46,232,000
Percentage of total number of shares issued (as a percent)					11.06%
Strike price (in dollars per share)							$ 6.97
Percentage of call option shares which can be exercised any time following the signing of the agreement (as a percent)							10.50%
Percentage of call option shares which can be exercised after specified period (as a percent)							0.56%
Option expiration period (in years)																	1
Period within which the 2711 UA has a right to exercise put option from the date of exercising the call option (in years)																	2
Trading days period preceding the exercise of the put option for calculating weighted average price of Comstar-UTS' GDRs																	90
Number of shares issued under option agreement (in shares)																46,232,000
Cash received during period for exercise of option																322,200,000
Number of shares repurchased under option agreement (in shares)						46,232,000
Amount of shares repurchased						463,600,000
Payment for put option exercised	100,000,000					100,000,000
Forward contract rate										27.85
Proceeds from the redemption																		$ 20,200,000

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (Non-designated derivative instruments, USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	$ 247
Derivative instruments, fair value of liabilities	(14,248)	(4,281)
Foreign currency options
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	247
Derivative instruments classified in other payables	(92)	(2,654)
Derivative instruments classified in other long term liabilities	(2,520)	(1,627)
Buy-out put option
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other payables	(11,636)
Derivative instruments, fair value of liabilities	$ (11,600)

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 5) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings		$ (5,420)	$ (41,554)
Non-designated derivative instruments
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	1,916	3,088	(31,389)
Non-designated derivative instruments | Foreign currency options
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	1,916	(4,280)
Non-designated derivative instruments | Purchased call option
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings		(5,420)	(13,614)
Non-designated derivative instruments | Written call and put option.
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings			(27,940)
Non-designated derivative instruments | Currency forward
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings		$ 12,788	$ 10,165

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 6) (Fair value measured on recurring basis, USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Interest rate swaps | Significant other observable inputs (Level 2)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	$ 3,322	$ 3,391
Fair value of derivative liabilities	(31,315)	(32,636)
Cross-currency interest rate swaps | Significant other observable inputs (Level 2)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities	(3,469)	(26,559)
Foreign currency options | Significant other observable inputs (Level 2)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	247
Fair value of derivative liabilities	(2,612)	(4,281)
Buy-out put option | Significant other observable inputs (Level 2)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities	(11,636)
Interest rate swaps | Fair value
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	3,322	3,391
Fair value of derivative liabilities	(31,315)	(32,636)
Cross-currency interest rate swaps | Fair value
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities	(3,469)	(26,559)
Foreign currency options | Fair value
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	247
Fair value of derivative liabilities	(2,612)	(4,281)
Buy-out put option | Fair value
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities	$ (11,636)

ACCRUED LIABILITIES (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ACCRUED LIABILITIES
Accruals for services	$ 365,447	$ 232,897
Accruals for taxes	186,492	243,083
Accrued payroll and vacation	159,171	210,372
Interest payable on debt	76,804	127,953
Accruals for payments to social funds	11,890	12,396
Total accrued liabilities	$ 799,804	$ 826,701

INCOME TAX (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Provision for income taxes
Current provision for income taxes	$ 562,637	$ 403,523	$ 952,116
Deferred income tax loss/(benefit)	(45,449)	101,524	(207,796)
Total provision for income taxes	$ 517,188	$ 505,047	$ 744,320
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	24.00%
Russia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Turkmenistan
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Armenia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Ukraine
Statutory income tax rates
Statutory income tax rates (as a percent)	25.00%
Uzbekistan
Statutory income tax rates
Statutory income tax rates (as a percent)	3.40%

INCOME TAX (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Russian statutory income tax rate reconciled to the Group's effective income tax rate
Statutory income tax rate for the year (as a percent)	20.00%	20.00%	24.00%
Adjustments:
Expenses not deductible for tax purposes (as a percent)	3.50%	4.90%	2.10%
Currency exchange and transaction loss (as a percent)		0.50%	1.00%
Income tax provision (as a percent)	0.10%	(0.20%)	0.30%
Settlements with tax authorities (as a percent)	(1.00%)	(2.90%)
Revaluation of MTS Ukraine tax base (as a percent)			(1.80%)
Different tax rate of foreign subsidiaries (as a percent)	(0.50%)	(2.00%)	(1.20%)
Earnings distribution from subsidiaries (as a percent)	0.70%	6.80%
Disposal of treasury stock (as a percent)		(4.10%)
Effect of change in tax rate in Ukraine (as a percent)	0.70%
Change in fair value of derivative financial instruments (as a percent)	(0.10%)	(0.10%)	0.30%
Change in valuation allowance (as a percent)	(0.20%)	10.30%	(0.20%)
Comstar corporate reorganization (as a percent)		0.40%
Impairment of long-lived assets (as a percent)	1.30%
Impairment of goodwill (as a percent)			0.40%
Other (as a percent)	0.50%	0.10%	0.50%
Effective income tax rate (as a percent)	25.00%	33.70%	25.40%
Deferred tax assets
Depreciation of property, plant and equipment	$ 211,307,000	$ 212,606,000
Other intangible assets	1,346,000	12,770,000
Deferred connection fees	31,522,000	33,610,000
Subscriber prepayments	20,832,000	16,663,000
Accrued expenses	148,828,000	130,603,000
Inventory obsolescence	5,884,000	3,046,000
Loss carryforward	196,883,000	111,784,000
Impairment of property, plant and equipment	4,438,000	19,906,000
Valuation of investment in Svyazinvest		78,761,000
Other	22,384,000	26,750,000
Valuation allowance	(165,994,000)	(182,308,000)
Total deferred tax assets	477,430,000	464,191,000
Deferred tax liabilities
Licenses acquired	(62,606,000)	(59,746,000)
Depreciation of property, plant and equipment	(192,679,000)	(188,611,000)
Customer base	(34,783,000)	(2,695,000)
Other intangible assets	(41,011,000)	(59,227,000)
Debt issuance cost	(11,134,000)	(22,690,000)
Potential distributions from/to Group's subsidiaries/associates	(105,821,000)	(118,608,000)
Other	(4,992,000)	(1,025,000)
Total deferred tax liabilities	(453,026,000)	(452,602,000)
Net deferred tax asset	24,404,000	11,589,000
Net deferred tax asset, current	234,658,000	212,687,000
Net deferred tax asset, non-current	81,816,000	97,355,000
Net deferred tax liability, long-term	(292,070,000)	(298,453,000)
Deferred tax assets on tax losses carried forward written down, on sale of certain Comstar's subsidiaries		$ 6,800,000

INCOME TAX (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant balances for income tax losses carried forward
Income tax losses carried forward	$ 196,883,000	$ 111,784,000
Valuation allowance
Sale of investment in Svyazinvest	66,887,000	78,800,000
Operating loss in Luxemburg (MGTS Finance S.A)	94,032,000	94,163,000
Other	5,075,000	9,345,000
Valuation allowances	165,994,000	182,308,000
Undistributed earning and uncertain tax positions
Deferred income tax liabilities for income taxes on future dividend distributions from foreign subsidiaries	63,800,000	70,500,000
Cumulative undistributed earnings of foreign subsidiaries (MTS Ukraine and K-Telecom)	1,309,400,000	1,431,900,000
Undistributed earnings of Uzdunrobita		594,600,000	530,700,000
Accruals for uncertain tax positions	14,000,000	10,600,000	12,400,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of the year	10,607,000	12,360,000	35,752,000
Additions based on tax position related to the current year	14,590,000	2,094,000	20,006,000
Additions based on tax positions related to prior years	1,504,000
Additions based on tax of acquired entities	7,587,000	1,521,000
Reduction in tax positions related to prior years	(2,141,000)	(1,778,000)	(11,692,000)
Settlements with tax authorities	(18,109,000)	(3,305,000)	(31,456,000)
Currency translation adjustment	(45,000)	(285,000)	(250,000)
Balance, end of the year	13,993,000	10,607,000	12,360,000
Penalties and interest related to unrecognized tax benefits
Accrued penalties and interest related to unrecognized tax benefits recognized in earnings	3,300,000	(600,000)	(1,000,000)
Accrued interest and penalties	3,300,000	4,300,000
Luxembourg (MGTS Finance S.A.)
Significant balances for income tax losses carried forward
Income tax losses carried forward	124,464,000	94,163,000
Russia (Comstar-UTS, RTC and other)
Significant balances for income tax losses carried forward
Income tax losses carried forward	72,419,000	17,048,000
USA
Significant balances for income tax losses carried forward
Income tax losses carried forward		$ 573,000

SHARE BASED COMPENSATION (Details)	May 31, 2010	Jan. 31, 2005	Dec. 31, 2000	Apr. 30, 2008 MTS OJSC The Stock Option Plan	Dec. 31, 2010 MTS OJSC The Stock Option Plan USD ( $)	Dec. 31, 2009 MTS OJSC The Stock Option Plan USD ( $)	Dec. 31, 2008 MTS OJSC The Stock Option Plan USD ( $)	Dec. 31, 2007 MTS OJSC The Stock Option Plan USD ( $)	Dec. 31, 2000 MTS OJSC The Stock Option Plan	Dec. 31, 2009 MTS OJSC The 2009 Phantom Stock Plan	Dec. 31, 2010 MTS OJSC The 2009 Phantom Stock Plan USD ( $)	Dec. 31, 2009 MTS OJSC The 2009 Phantom Stock Plan	Apr. 30, 2008 MTS OJSC The 2007 Phantom Stock Plan	Jun. 30, 2007 MTS OJSC The 2007 Phantom Stock Plan	Dec. 31, 2010 MTS OJSC The 2007 Phantom Stock Plan USD ( $)	Dec. 31, 2009 MTS OJSC The 2007 Phantom Stock Plan USD ( $)	Dec. 31, 2008 MTS OJSC The 2007 Phantom Stock Plan USD ( $)	May 31, 2008 MTS OJSC Phantom Grant 2008 (I)	Dec. 31, 2009 MTS OJSC Phantom Grant 2008 (I) USD ( $)	Dec. 31, 2008 MTS OJSC Phantom Grant 2008 (I) USD ( $)	Jul. 31, 2008 MTS OJSC Phantom Grant 2008 (II)	Dec. 31, 2010 MTS OJSC Phantom Grant 2008 (II) USD ( $)	Dec. 31, 2009 MTS OJSC Phantom Grant 2008 (II) USD ( $)	Dec. 31, 2008 MTS OJSC Phantom Grant 2008 (II) USD ( $)	Dec. 31, 2008 Comstar-UTS The 2006 Program USD ( $)	Mar. 31, 2008 Comstar-UTS The 2006 Program	Nov. 30, 2006 Comstar-UTS The 2006 Program USD ( $)	Nov. 30, 2006 Comstar-UTS The 2006 Program RUB	Dec. 31, 2008 Comstar-UTS The 2006 Program USD ( $)	Nov. 30, 2008 Comstar-UTS The 2006 Program USD ( $)	Mar. 31, 2010 Comstar-UTS 2008 Phantom Option Program USD ( $)	Dec. 31, 2010 Comstar-UTS 2008 Phantom Option Program USD ( $)	Dec. 31, 2009 Comstar-UTS 2008 Phantom Option Program USD ( $)	Dec. 31, 2008 Comstar-UTS 2008 Phantom Option Program USD ( $)	Mar. 31, 2010 Comstar-UTS The 2010 Phantom Option Program	Dec. 31, 2010 Comstar-UTS The 2010 Phantom Option Program USD ( $)	Dec. 31, 2008 2008 Phantom Option Program
Share-based compensation
Shares authorized to fund awards for selected officers and key employees (in shares)									9,966,631				9,556,716	3,600,000
Vesting period (in years)					two year									two year													two year	two year
Period within which awards can be exercisable from the vesting date					two weeks																						1 month	1 month
Period preceding the specified date for average market price to compute specified price (in days)					one hundred day					sixty trading days				one hundred day												60 calendar days					60 calendar days				60 trading days
Additional shares authorized to fund a stock option award to MTS' chief executive officer (in shares)				3,255,175
Additional ADSs authorized to fund a stock option award to MTS' chief executive officer (in shares)				651,035
Maximum vesting period (in years)				2
The entity's ranking among mobile operators in the world, a condition for vesting of awards				20									20
Percentage of predetermined threshold of market capitalization growth rate, a condition for vesting of awards (as a percent)				15.00%									15.00%
Stock option plan, Number of shares
Outstanding at the beginning of the period (in shares)					1,302,070	1,302,070	1,397,256
Granted (in shares)							1,302,070
Exercised (in shares)							(1,397,256)
Expired (in shares)					(1,302,070)
Outstanding at the end of the period (in shares)						1,302,070	1,302,070
Stock options, Weighted average exercise price (per share), U.S.Dollars
Outstanding at the beginning of the period (in dollars per share)					$ 15.93	$ 15.93	$ 6.31
Granted (in dollars per share)							$ 15.93																				$ 4.6	122.3
Exercised (in dollars per share)							$ 6.31
Expired (in dollars per share)					$ 15.93
Outstanding at the end of the period (in dollars per share)						$ 15.93	$ 15.93
Weighted average grant date fair value of options (per share), U.S.Dollars
Outstanding at the beginning of the period (in dollars per share)					$ 2.44	$ 2.44	$ 4.05
Granted (in dollars per share)							$ 2.44
Exercised (in dollars per share)							$ 4.05
Expired (in dollars per share)					$ 2.44
Outstanding at the end of the period (in dollars per share)						$ 2.44	$ 2.44
Stock options, Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars)								$ 5,236,000
Intrinsic value of options exercised							7,400,000
Compensation cost under stock option plan
Compensation cost					600,000	1,200,000	3,500,000				7,200,000						1,300,000															300,000	(2,000,000)	2,300,000		7,500,000
Related deferred tax benefit on share-based compensation					100,000	200,000	700,000				1,400,000						300,000
Assumptions based on which fair value of options granted was estimated using the Monte-Carlo simulation model
Risk free rate (as a percent)							2.30%										0.20%			0.40%				0.40%									0.10%	2.40%
Minimum risk free rate (as a percent)																							0.05%
Maximum risk free rate (as a percent)																							0.20%
Expected residual option life (in months)																																	3	15
Expected dividends																																					Notional
Present value of expected dividends (in dollars)							4,170										2,700			2,700			1,620	4,100
Expected volatility (as a percent)							40.00%										135.00%			90.00%			50.00%	90.00%									97.00%	82.00%
Expected life (in years)							2
Remaining vesting period, years (in years)																	0.5			0.5			0.5	1.5
Fair value of award (in dollars per share)							$ 2.44										$ 2			$ 0.07			$ 0.06	$ 1.99									$ 0.03	$ 0.36
Effect of the estimated forfeitures on expenses							2,300,000				900,000						1,500,000
The Phantom Stock Plan
Number of shares per ADS (in shares)	2	5	20							5		5		5
Maximum number of participants, top and mid-level managers potentially eligible for the plan													420
Number of ADSs
Outstanding at the beginning of the period (in shares)															1,598,633	6,013,610	683,336															10,545,882	12,125,882
Granted (in shares)											444,417						6,676,716	4,562,830			2,113,886													13,065,882		278,339
Exercised (in shares)																																				(240,914)
Expired (in shares)															(1,569,391)	(3,883,144)																(10,545,882)
Forfeited (in shares)											(50,729)				(29,242)	(531,833)	(1,346,442)																(1,580,000)	(940,000)		(37,425)
Outstanding at the end of the period (in shares)											393,688					1,598,633	6,013,610																10,545,882	12,125,882
Weighted average exercise price (per ADS), U.S. Dollar
Outstanding at the beginning of the period (in dollars per share)															$ 79.63	$ 75.41	$ 56.79															$ 10.2368	$ 10.2368
Granted (in dollars per share)																	$ 76.64																	$ 10.2368
Expired (in dollars per share)															$ 79.63	$ 73.51																$ 10.2368
Forfeited (in dollars per share)															$ 79.63	$ 76.62	$ 72.02																$ 10.2368	$ 10.2368
Outstanding at the end of the period (in dollars per share)																$ 79.63	$ 75.41																$ 10.2368	$ 10.2368
Weighted average grant date fair value of options, U.S. Dollar
Outstanding at the beginning of the period (in dollars per share)															$ 0.06	$ 0.78	$ 44															$ 2.35	$ 2.36
Granted (in dollars per share)											$ 53.47						$ 0.68																	$ 2.36		$ 28.62
Exercised (in dollars per share)																																				$ 28.62
Expired (in dollars per share)																																$ 2.35
Forfeited (in dollars per share)																$ 0.03	$ 0.88																$ 2.37	$ 2.37		$ 28.62
Outstanding at the end of the period (in dollars per share)											$ 53.47					$ 0.06	$ 0.78																$ 2.35	$ 2.36
Share-based compensation costs
Reversal of previously recorded expense																500,000	8,900,000		100,000			70,000	800,000		9,200,000
Related deferred tax expense																300,000	1,800,000
Unrecognized compensation cost related to non-vested awards											13,900,000
Weighted-average period of recognition of unrecognized compensation cost of non-vested awards (in years)											1.5
Share-based compensation
Proportion of cash payments to awards granted										one third		one third
Period of postponement of monetary compensation at participant' request (in years)												1
Vested (in shares)											131,229
Forfeiture rate (as a percent)											3.90%
Repurchase price (in dollars per share)																														$ 5.34
Non-vested options, Quantity
Non-vested options at the beginning of the period (in shares)																													2,403,159
Granted (in shares)							1,302,070
Vested (in shares)																													(2,403,159)
Non-vested options, Exercise price
Vested (in dollars per share)																													$ 4.6
Nonvested-options, Weighted average grant-date fair value, U.S.Dollar
Non-vested options at the beginning of the period (in dollars per share)																													$ 3.16
Granted (in dollars per share)							$ 2.44
Vested (in dollars per share)																													$ 3.16
Compensation under the amendment (in dollars per share)																															$ 2
Compensation allocable to the periods prior to December 31, 2009																																	18,800,000
Reversal of total compensation allocable to the periods prior to December 31, 2009																															$ 19,000,000

RELATED PARTIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Related parties
Accounts receivable, related parties	$ 2,673,000	$ 16,698,000
Accounts payable, related parties	52,984,000	80,489,000
Revenues from related parties	52,257,000	72,149,000	209,990,000
Operating expenses incurred on transactions with related parties	272,343,000	256,379,000	517,844,000
Sales of TV content and certain property, plant and equipment from Comstar-Direct to Sistema Mass Media				14,800,000
Gains included in other income on Comstar-Direct sales to Sistema Mass Media				2,700,000
Sitronics, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	1,320,000	1,933,000
Accounts payable, related parties	37,007,000	68,296,000
Operating expenses incurred on transactions with related parties	56,610,000	52,211,000	39,646,000
Intellect Telecom
Related parties
Accounts receivable, related parties	117,000	622,000
Sky Link and subsidiaries
Related parties
Accounts receivable, related parties		7,467,000
Accounts payable, related parties		488,000
Revenues from related parties	7,395,000	9,857,000	7,977,000
Svyazinvest and subsidiaries
Related parties
Accounts receivable, related parties		4,446,000
Accounts payable, related parties		2,299,000
Revenues from related parties	33,869,000	43,174,000	63,147,000
Operating expenses incurred on transactions with related parties	29,210,000	28,997,000	41,533,000
Maxima, a subsidiary of Sistema
Related parties
Accounts payable, related parties	8,965,000	6,511,000
Other related parties
Related parties
Accounts receivable, related parties	1,236,000	2,230,000
Accounts payable, related parties	7,012,000	2,895,000
Revenues from related parties	10,993,000	7,653,000	10,306,000
Operating expenses incurred on transactions with related parties	15,584,000	15,705,000	10,883,000
Mezhregion Tranzit Telecom
Related parties
Revenues from related parties		11,465,000	128,560,000
Operating expenses incurred on transactions with related parties		18,115,000	191,155,000
RA Maxima, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	76,158,000	102,005,000	138,756,000
Mediaplanning, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	59,171,000	23,782,000	82,036,000
Sistema-Invenchur, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	11,262,000
City Hals
Related parties
Operating expenses incurred on transactions with related parties	9,542,000	9,988,000	13,835,000
AB Safety, an affiliate of Sistema
Related parties
Operating expenses incurred on transactions with related parties	9,267,000	5,576,000
MTS Belarus, an associated company of the Group
Related parties
Operating expenses incurred on transactions with related parties	$ 5,539,000

RELATED PARTIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Investing and financing transactions
Short term investments in related parties		$ 992,000
Other investments to related parties	115,958,000	33,257,000
Cash position	927,694,000	2,529,010,000	1,135,987,000	827,313,000
Deposit accounts	333,594,000	206,470,000
Loans payable	3,561,953,000	4,935,275,000
Investment in shares of subsidiaries and affiliates of Sistema	9,763,000	10,538,000
Advertising costs	319,700,000	321,000,000	459,900,000
MGTS's liability to Sistema-Hals for project development and reconstruction of buildings		38,300,000
Dividends received from related party	47,973,000	25,355,000	26,692,000
Moscow Bank of Reconstruction and Development ("MBRD")
Investing and financing transactions
Short term investments in related parties		992,000
Cash position	378,700,000	963,600,000
Original maturities of deposit accounts, low end of range (in months)	3
Original maturities of deposit accounts, high end of range (in months)	12
Deposit accounts		1,000,000
Interest accrued on the deposits and cash on current accounts	19,700,000	25,100,000	43,200,000
Loans payable	300,000	1,200,000
Interest expense payable to related parties		800,000	1,300,000
Investment in shares of subsidiaries and affiliates of Sistema	5,208,000	5,248,000
Equity interest owned (as a percent)	2.82%
Sistema
Investing and financing transactions
Other investments to related parties	24,455,000	20,449,000
Sistema | Promissory notes 2009
Investing and financing transactions
Notes and loans receivable	20,300,000
Sistema | Promissory notes 2010
Investing and financing transactions
Notes and loans receivable	4,200,000
Intellect Telecom
Investing and financing transactions
Other investments to related parties		12,808,000
Notes and loans receivable		12,800,000
Interest rate on loans receivable (as a percent)	7.00%	11.00%
Mr. P. Fattouche and Mr. M. Fattouche
Investing and financing transactions
Other investments to related parties	91,503,000
Sistema Mass Media, a subsidiary of Sistema
Investing and financing transactions
Interest expense payable to related parties		1,400,000
Investment in shares of subsidiaries and affiliates of Sistema	3,827,000	3,856,000
Equity interest owned (as a percent)	3.14%
Other related parties
Investing and financing transactions
Investment in shares of subsidiaries and affiliates of Sistema	728,000	1,434,000
Sky Link and subsidiaries
Investing and financing transactions
Repaid outstanding indebtedness		14,300,000	3,400,000
Gain on partial reversal of provision for uncollectible loans		4,300,000
Sitronics, a subsidiary of Sistema
Investing and financing transactions
Purchases of telecommunications equipment, software and billing systems (FORIS)	272,600,000	190,100,000	357,600,000
Purchases of SIM cards and prepaid phone cards	29,900,000	32,400,000	39,600,000
Advances to related parties	144,600,000	23,700,000
Maxima, a subsidiary of Sistema
Investing and financing transactions
Advertising costs	76,200,000	102,000,000	138,800,000
Mediaplanning, a subsidiary of Sistema
Investing and financing transactions
Advertising costs	59,200,000	23,800,000	82,000,000
Sistema Hals
Investing and financing transactions
Advances on construction of aerial system		6,700,000
Svyazinvest
Investing and financing transactions
Dividends paid to related party			3,600,000
Dividends received from related party			$ 2,400,000

STOCKHOLDERS' EQUITY (Details)	12 Months Ended									12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 RUB	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 RUB	Dec. 31, 2008 USD ( $)	Dec. 31, 2008 RUB	May 31, 2010	Jan. 31, 2005	Dec. 31, 2000	Dec. 31, 2010 Comstar-UTS USD ( $)	Dec. 31, 2009 Comstar-UTS USD ( $)	Dec. 31, 2008 Comstar-UTS USD ( $)	Jun. 30, 2010 MGTS RUB	Jun. 30, 2010 MGTS USD ( $)	Mar. 31, 2010 MGTS RUB	Mar. 31, 2010 MGTS USD ( $)	Dec. 31, 2010 MGTS	Dec. 31, 2009 MGTS USD ( $)	Dec. 31, 2009 Dagtelecom acquisition USD ( $)	Dec. 31, 2008 Comstar-Direct USD ( $)	Dec. 31, 2010 TS-Retail USD ( $)	Dec. 31, 2008 TS-Retail USD ( $)	Dec. 31, 2010 Other subsidiaries USD ( $)	Dec. 31, 2009 Other subsidiaries USD ( $)
Share capital
Shares issued (in shares)	1,993,326,138	1,993,326,138	1,993,326,138	1,993,326,138					345,244,080
Outstanding common shares excluding treasury shares (in shares)	1,916,869,262	1,916,869,262	1,916,869,262	1,916,869,262
Shares in treasury stock (in shares)	76,456,876	76,456,876	76,456,876	76,456,876
Number of shares per ADS (in shares)							2	5	20
Number of ADSs issued by the entity including ADSs that were issued and repurchased (in shares)									17,262,204
Number of ADSs initially issued as recalculated under the current depository receipt ratio (in shares)									172,622,040
Number of ADSs that have been repurchased (in shares)	13,599,067	13,599,067
Noncontrolling interest
Net income attributable to the Group	$ 1,380,631,000		$ 1,014,203,000		$ 1,979,107,000
Transfers from the noncontrolling interest
(Decrease)/increase in equity due to acquisition of noncontrolling interest										(115,350,000)	45,284,000							269,281,000
Decrease in paid-in capital due to exercise of put option					(271,136,000)							(9,358,000)
(Decrease)/increase in paid-in capital due to acquisition of noncontrolling interest																			(7,679,000)		(15,932,000)	2,104,000	(10,302,000)	(487,000)
Decrease in paid-in capital due to reorganization																				(6,539,000)
Net transfers from the noncontrolling interest	(141,584,000)		306,399,000		(13,793,000)
Net income attributable to the Group and transfers from the noncontrolling interest:	1,239,047,000		1,320,602,000		1,965,314,000
Dividends
Dividend policy, annual payments as a percentage of net income under U.S. GAAP (as a percent)	50.00%	50.00%
Net income available for distribution as calculated under Russian statutory accounting regulations	903,200,000	27,429,000,000	1,055,400,000	33,480,000,000	1,631,600,000	40,554,000,000
Declared cash dividends
Dividends declared (including dividends on treasury shares of $35,063, $45,631 and $36,529, respectively)	991,211,000		1,265,544,000		1,257,453,000
Dividends declared on treasury shares	35,063,000		45,631,000		36,529,000
Dividends, U.S. Dollars per ADS (in dollars per unit)	$ 0.497		$ 0.647		$ 0.631
Dividends, U.S. Dollars per share (in dollars per unit)	$ 0.99		$ 3.2		$ 3.2
Dividends payable	600,000		1,100,000
MGTS' preferred stock
Preferred shares outstanding (in shares)																	15,965,850
Percentage of net income as determined under Russian accounting regulations used in determining the guaranteed non-cumulative dividend rights on preferred shares(as a percent)																	10.00%
Percentage of preferred shareholders required for approval (as a percent)																	75.00%
Dividend on preferred shares													789,400,000	$ 25,400,000	321,900,000	$ 10,900,000
Number of preferred shares acquired (in shares)																		11,135,428

REDEEMABLE NONCONTROLLING INTEREST (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 International Cell Holding Ltd EUR ( €)	Sep. 30, 2007 International Cell Holding Ltd	Sep. 30, 2007 K-Telecom
Redeemable noncontrolling interest
Percentage of ownership interest acquired (as a percent)				80.00%
Percentage of indirect ownership interest of parent					100.00%
Percentage of noncontrolling interest				20.00%
Cap price of option to acquire remaining 20% stake (in dollars)			€ 200,000,000
Fair value of redeemable noncontrolling interest (in dollars)	$ 86,944,000	$ 82,261,000

RETIREMENT AND POST RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
RETIREMENT AND POST RETIREMENT OBLIGATIONS
Percentage of monthly telephone subsidies for eligible pensioners (as a percent)	50.00%
Minimum eligible service period for telephone subsidies (in years)	30
Number of employees eligible for the program	9,571
Key assumptions used in determining the projected benefit obligation and net periodic pension expense
Discount rate used in determining the projected benefit obligation (as a percent)	8.00%	9.00%
Discount rate used in determining net periodic pension expense (as a percent)	8.00%	9.00%
Expected return on plan assets used in determining the projected benefit obligation (as a percent)	8.17%	9.22%
Expected return on plan assets used in determining net periodic pension expense (as a percent)	8.17%	9.22%
Projected salary growth used in determining the projected benefit obligation (as a percent)	9.72%	9.72%
Projected salary growth used in determining net periodic pension expense (as a percent)	9.72%	9.72%
Discount rate used for annuity contracts calculation (as a percent)	4.00%	7.00%
Rate at which pension payment are assumed to be indexed (as a percent)	0.00%	0.00%
Long-term inflation (as a percent)	5.50%	5.50%
Staff turnover (for ages below 50) (as a percent)	5.00%	5.00%
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	$ 26,309	$ 29,721
Service cost	1,281	1,228
Interest cost	2,263	2,285
Actuarial (gains)/losses	7,941	(1,671)
Benefit payment	(1,323)	(3,043)
Settlement and curtailment gain	(794)	(1,245)
Termination benefits	8,231
Foreign currency translation effect	(150)	(966)
Projected benefit obligation, end of the year	43,758	26,309
Change in fair value of plan asset
Fair value of plan assets, beginning of the year	772	471
Correction of asset value beginning of year		(188)
Employer contributions	2,681	4,777
Benefits paid	(1,323)	(3,044)
Settlement	(794)	(1,245)
Foreign currency translation effect	(8)	1
Fair value of plan assets, end of the year	1,328	772
Unfunded status of the plan, end of the year, net	(42,430)	(25,537)	(29,250)
Old age pension
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	11,769	11,924
Service cost	573	491
Interest cost	1,011	914
Actuarial (gains)/losses	3,515	17
Settlement and curtailment gain	(794)	(1,245)
Foreign currency translation effect	(56)	(332)
Projected benefit obligation, end of the year	16,018	11,769
Change in fair value of plan asset
Fair value of plan assets, beginning of the year	772	471
Correction of asset value beginning of year		(188)
Employer contributions	1,358	1,733
Settlement	(794)	(1,245)
Foreign currency translation effect	(8)	1
Fair value of plan assets, end of the year	1,328	772
Unfunded status of the plan, end of the year, net	(14,690)	(10,997)	(11,453)
Other benefits
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	14,540	17,797
Service cost	708	737
Interest cost	1,252	1,371
Actuarial (gains)/losses	4,426	(1,688)
Benefit payment	(1,323)	(3,043)
Termination benefits	8,231
Foreign currency translation effect	(94)	(634)
Projected benefit obligation, end of the year	27,740	14,540
Change in fair value of plan asset
Employer contributions	1,323	3,044
Benefits paid	(1,323)	(3,044)
Unfunded status of the plan, end of the year, net	$ (27,740)	$ (14,540)	$ (17,797)

RETIREMENT AND POST RETIREMENT OBLIGATIONS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of the unfunded status of the plan
Unfunded status of the plan, beginning of the year	$ 25,537,000	$ 29,250,000
Net periodic benefit cost	12,565,000	4,841,000
Contributions made	(2,681,000)	(4,777,000)
(Credit)/charge to other comprehensive income/(loss), net	7,151,000	(2,811,000)
Foreign currency translation effect	(142,000)	(966,000)
Unfunded status of the plan, end of the year	42,430,000	25,537,000
Components of the net periodic pension expense
Service cost	1,281,000	1,228,000
Interest cost	2,263,000	2,285,000
Immediate recognition of prior service cost	8,231,000
Net actuarial loss recognized during the year	664,000	1,020,000
Amortization of prior service cost	126,000	120,000
Correction of asset value, beginning of year		188,000
Net periodic pension expense	12,565,000	4,841,000
Amounts recognized in other comprehensive income
Unrecognized gains	7,277,000	(2,691,000)
Unrecognized prior service cost/(credit)	(126,000)	(120,000)
Total recognized in other comprehensive income (loss)	7,151,000	(2,811,000)
Amounts that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in next fiscal year
Estimated net loss that will be amortized from accumulated other comprehensive income/(loss) into net periodic benefit cost in next fiscal year	1,300,000
Estimated prior service cost that will be amortized from accumulated other comprehensive income/(loss) into net periodic benefit cost in next fiscal year	100,000
Expected contributions to the plan in next fiscal year	3,200,000
Future benefit payments to retirees
Future benefit payments to retirees in 2011	2,800,000
Future benefit payments to retirees in 2012	3,500,000
Future benefit payments to retirees in 2013	3,800,000
Future benefit payments to retirees in 2014	4,900,000
Future benefit payments to retirees in 2015	5,800,000
Future benefit payments to retirees in 2016-2020	27,900,000
Old age pension
Reconciliations of the unfunded status of the plan
Unfunded status of the plan, beginning of the year	10,997,000	11,453,000
Net periodic benefit cost	1,994,000	2,115,000
Contributions made	(1,358,000)	(1,733,000)
(Credit)/charge to other comprehensive income/(loss), net	3,105,000	(505,000)
Foreign currency translation effect	(48,000)	(333,000)
Unfunded status of the plan, end of the year	14,690,000	10,997,000
Components of the net periodic pension expense
Service cost	573,000	491,000
Interest cost	1,011,000	914,000
Net actuarial loss recognized during the year	473,000	582,000
Amortization of prior service cost	(63,000)	(60,000)
Correction of asset value, beginning of year		188,000
Net periodic pension expense	1,994,000	2,115,000
Amounts recognized in other comprehensive income
Unrecognized gains	3,042,000	(565,000)
Unrecognized prior service cost/(credit)	63,000	60,000
Total recognized in other comprehensive income (loss)	3,105,000	(505,000)
Other benefits
Reconciliations of the unfunded status of the plan
Unfunded status of the plan, beginning of the year	14,540,000	17,797,000
Net periodic benefit cost	10,571,000	2,726,000
Contributions made	(1,323,000)	(3,044,000)
(Credit)/charge to other comprehensive income/(loss), net	4,046,000	(2,306,000)
Foreign currency translation effect	(94,000)	(633,000)
Unfunded status of the plan, end of the year	27,740,000	14,540,000
Components of the net periodic pension expense
Service cost	708,000	737,000
Interest cost	1,252,000	1,371,000
Immediate recognition of prior service cost	8,231,000
Net actuarial loss recognized during the year	191,000	438,000
Amortization of prior service cost	189,000	180,000
Net periodic pension expense	10,571,000	2,726,000
Amounts recognized in other comprehensive income
Unrecognized gains	4,235,000	(2,126,000)
Unrecognized prior service cost/(credit)	(189,000)	(180,000)
Total recognized in other comprehensive income (loss)	$ 4,046,000	$ (2,306,000)

GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	$ 1,174,482	$ 1,004,951	$ 1,122,815
Rent	338,301	283,957	268,930
General and administrative	251,097	217,847	264,627
Repair and maintenance	180,810	158,165	224,690
Taxes other than income	144,322	181,716	215,664
Billing and data processing	75,960	64,277	62,203
Consulting expenses	61,431	59,000	50,946
Provision for obsolescence	27,825	4,113	3,870
Business acquisitions related costs	12,737	11,353
Insurance	7,456	7,612	11,534
Total	$ 2,274,421	$ 1,992,991	$ 2,225,279

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
SEGMENT INFORMATION
Number of reportable segments		3
Revenue:
Revenue	$ 11,293,236	$ 9,867,253	$ 11,992,623
Depreciation and amortization:
Depreciation and amortization	2,000,496	1,844,174	2,153,077
Operating income:
Net operating income	2,734,559	2,555,885	3,627,246
CURRENCY EXCHANGE AND TRANSACTION (GAIN)/LOSS	(20,238)	252,694	561,963
Interest income (including related party amounts of $21,640, $53,940 and $55,018)	(84,396)	(104,566)	(69,697)
Interest expense	777,287	571,901	234,424
Change in fair value of derivatives		5,420	41,554
Impairment of investments		368,355
Equity in net income of associates (Note 14)	(70,649)	(60,313)	(75,688)
Other expenses, net (including related party amounts of $nil, $nil and $2,967)	66,924	23,254	29,090
Income before provision for income taxes and noncontrolling interest	2,065,631	1,499,140	2,905,600
Additions to long-lived assets:
Additions to long-lived assets	2,893,730	2,090,355
Long-lived assets:
Long-lived assets	10,789,531	9,988,726
Total assets:
Assets	14,478,042	15,764,489
Russia Mobile
Revenue:
Revenue	7,789,463	6,670,126	7,916,658
Depreciation and amortization:
Depreciation and amortization	1,196,162	1,111,877	1,313,970
Operating income:
Net operating income	2,189,397	1,945,595	2,800,776
Additions to long-lived assets:
Additions to long-lived assets	1,976,746	1,247,307
Long-lived assets:
Long-lived assets	5,523,761	4,827,140
Total assets:
Assets	7,892,428	8,633,311
Russia Fixed
Revenue:
Revenue	1,748,899	1,498,223	1,784,455
Depreciation and amortization:
Depreciation and amortization	222,565	193,679	214,676
Operating income:
Net operating income	485,273	410,874	448,366
Additions to long-lived assets:
Additions to long-lived assets	562,180	120,036
Long-lived assets:
Long-lived assets	2,684,051	2,270,198
Total assets:
Assets	3,465,731	3,894,636
Ukraine Mobile
Revenue:
Revenue	1,072,830	1,048,751	1,661,951
Depreciation and amortization:
Depreciation and amortization	354,154	352,037	437,988
Operating income:
Net operating income	144,473	120,248	321,328
Additions to long-lived assets:
Additions to long-lived assets	117,548	259,388
Long-lived assets:
Long-lived assets	1,130,459	1,365,686
Total assets:
Assets	1,454,415	1,567,563
Other
Revenue:
Revenue	864,372	787,543	779,520
Depreciation and amortization:
Depreciation and amortization	227,615	186,581	186,443
Operating income:
Net operating income	(84,820)	82,257	45,503
Additions to long-lived assets:
Additions to long-lived assets	237,256	463,624
Long-lived assets:
Long-lived assets	1,451,260	1,525,702
Total assets:
Assets	1,665,468	1,668,979
Intercompany eliminations
Revenue:
Revenue	(182,328)	(137,390)	(149,961)
Operating income:
Net operating income	$ 236	$ (3,089)	$ 11,273

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended			12 Months Ended
	Aug. 31, 2008	Nov. 30, 2006	Dec. 31, 2003	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital commitments
Purchase agreements to acquire property, plant and equipment, intangible assets and costs related thereto				$ 288,800,000
Agreement with Apple
Number of iPhone handsets to be bought under unconditional purchase agreement with Apple Sales International	1,500,000
Period over which iPhone handsets are to be bought under unconditional purchase agreement with Apple Sales International (in years)	three year
Percentage of total purchase installment made (as a percent)				7.50%	0.40%	7.20%
Amount paid for handsets purchased				79,400,000	3,400,000	65,400,000
MGTS long-term investment program
Estimated capital expenditures			1,600,000,000
Number of local telephone stations for reconstruction			350
Number of new phone lines for installation			4,300,000
Number of automatic telephone station buildings which are to be reconstructed or rebuilt			113
Minimum percentage of the market value of additional floor space constructed owed to the Moscow City Government (as a percent)		30.00%
Percentage of margin on expenses reimbursed in the construction process as consideration to Sistema-Hals (as a percent)		4.75%
Fixed fee per one building paid as consideration to Sistema-Hals		40,000
Number of sites for which agreements have been cancelled between MGTS and Sistema-Hals				87
Agreed terms for the cancelled agreements
Payable to Sistema Hals					38,300,000
Operating leases
Rental expenses included in operating expenses				338,300,000	278,500,000	243,800,000
Rental expenses included in cost of services				182,400,000	168,700,000	175,800,000
Future minimum lease payments due
2011				337,470,000
2012				27,244,000
2013				16,096,000
2014				8,748,000
2015				6,734,000
Thereafter				75,265,000
Total				471,557,000
Sites on which project development and site preparation works were performed by Sistema Hals | Sistema Hals
Agreed terms for the cancelled agreements
Number of sites				95
Payable to Sistema Hals					38,300,000
Construction in-progress					33,300,000
Sites on which expenses incurred by Sistema Hals in relation to construction process to be reimbursed by investor companies | Sistema Hals
Agreed terms for the cancelled agreements
Number of sites				8
Payable to Sistema Hals reversed				20,800,000
Construction in-progress reversed				17,700,000
Sites on which part of expenses incurred by Sistema Hals in relation to construction process to be reimbursed by MGTS | Sistema Hals
Agreed terms for the cancelled agreements
Number of sites				79
Payable to Sistema Hals				5,900,000
Construction in-progress				5,000,000
Payable to Sistema Hals reversed				6,400,000
Construction in-progress reversed				5,500,000
Sites to be developed based on existing agreements | Sistema Hals
Agreed terms for the cancelled agreements
Number of sites				8
Payable to Sistema Hals				6,100,000
Construction in-progress				5,200,000
Sistema Hals
Agreed terms for the cancelled agreements
Impairment of remaining capital expenditures				$ 3,500,000

COMMITMENTS AND CONTINGENCIES (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 Sibintertelecom USD ( $)	Oct. 31, 2009 Sibintertelecom RUB	Dec. 31, 2010 MTS OJSC USD ( $)	Dec. 31, 2010 MTS OJSC RUB
Taxation
Number of years following the tax year for which tax declarations remain open and subject to inspection (in years)	3
Tax audit and assessment
Additional taxes, penalties and fines payable			$ 5.8	174.5	$ 11.6	353.9
Provision for tax and customs liabilities	10	68.2
Accrual for unrecognized income tax benefits, potential penalties and interest	$ 14	$ 10.6

COMMITMENTS AND CONTINGENCIES (Details 3) In Millions	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 InvestSvyaz Holding USD ( $)	Dec. 31, 2010 Moscow Bank of Reconstruction and Development ("MBRD") USD ( $)	Dec. 31, 2006 Moscow Bank of Reconstruction and Development ("MBRD") EUR ( €)	Dec. 31, 2010 Repayment of Debt [Member] EUR ( €)
Issued guarantees
Credit line repaid					€ 5.6
Guarantee amount		0.9	0.3
Credit line amount				2.1
Potential guarantees liability	$ 1.2

COMMITMENTS AND CONTINGENCIES (Details 4)	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 RUB	Dec. 31, 2010 USD ( $)	Dec. 31, 2005 Tarino Limited USD ( $)	Nov. 30, 2006 Tarino Limited USD ( $)	Mar. 31, 2005 Bitel LLC USD ( $)	Dec. 31, 2006 Bitel LLC USD ( $)	Dec. 31, 2005 Bitel LLC	Aug. 31, 2009 Beta Link USD ( $)	Aug. 31, 2009 Beta Link RUB	Dec. 31, 2009 Beta Link USD ( $)	Dec. 31, 2009 Beta Link RUB	Dec. 31, 2010 Settlement of Litigation USD ( $)
Business acquisitions
Percentage of stake acquired (as a percent)				51.00%
Cash consideration paid for acquisition				$ 150,000,000
Remaining percentage of interest acquired in Tarino shares in Option Shares (as a percent)				49.00%
Call and put option price				170,000,000
Percentage of investment in Bitel at cost as the Group did not regain operational control (as a percent)								51.00%
Impairment liability	349,400,000	10,500,000,000					170,000,000
Payment for Option Shares					170,000,000								170,000,000
Damages													5,900,000
Interest and other costs													34,000,000
Liability under the arbitration award	170,000,000		210,760,000										210,800,000
Additional liabilities under the arbitration award			40,800,000
Number of Isle of Man companies named defendants in lawsuits filed by Bitel seeking the return of dividends received by them						3
Return of dividends received sought under lawsuits						25,200,000			2,700,000
Losses and accrued interest sought under lawsuits						3,700,000
Loss contingency
Dealer commission										238,500,000	7,900,000
Penalties for breach of dealers' agreement									10,000,000
Unrealized potential benefits						25,200,000			2,700,000
Payment as per ruling											3,900,000	118,600,000
Penalties											$ 10,000,000

SUBSEQUENT EVENTS (Details)	1 Months Ended		12 Months Ended					6 Months Ended										1 Months Ended			1 Months Ended
	Apr. 30, 2011 USD ( $)	Apr. 30, 2011 RUB	Dec. 31, 2010	Apr. 27, 2011 USD ( $)	Apr. 27, 2011 RUB	Jun. 17, 2011 Regional companies RUB	Jun. 17, 2011 Regional companies USD ( $)	Jun. 17, 2011 Antenna-Garant LLC	Jun. 17, 2011 "MKS Chelyabinsk" LLC	Jun. 17, 2011 Zhanr LLC	Jun. 17, 2011 MKS Chita LLC	Jun. 17, 2011 MKS Miass CJSC	Jun. 17, 2011 MKS Arzamas CJSC	Jun. 17, 2011 KomTel - TV LLC	Jun. 17, 2011 Tinet CJSC	Mar. 31, 2011 Inteleca USD ( $)	Mar. 31, 2011 Inteleca RUB	Apr. 30, 2011 Infocentr	Apr. 26, 2011 Infocentr USD ( $)	Apr. 26, 2011 Infocentr RUB	May 31, 2011 MTS OJSC Notes due 2014 USD ( $)	May 31, 2011 MTS OJSC Notes due 2014 RUB	Dec. 31, 2010 MTS OJSC Notes due 2014	Dec. 31, 2009 MTS OJSC Notes due 2014	May 31, 2011 MTS OJSC Notes due 2014 Prior to coupon rate change in May 2011	May 31, 2011 MTS OJSC Notes due 2014 Subsequent to coupon rate change in May 2011
Acquisitions
Remaining interest acquired (as a percent)								26.00%	50.00%	30.00%	30.00%	24.00%	24.00%	30.00%	45.00%
Consideration paid on acquisition						693,500,000	$ 24,100,000									$ 19,200,000	545,800,000		$ 15,600,000	435,000,000
Cumulative ownership interest (as a percent)								100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of ownership acquired (as a percent)																100.00%	100.00%		100.00%	100.00%
Net debt																2,100,000	58,500,000
Number of legal entities operating under Infocentr brand																		5
Dividend recommendation
Recommended dividend (in rubles per share)		14.54
Recommended dividend (in dollars per ADS)	$ 1.04
Total amount of recommended dividends				1,080,000,000	30,050,000,000
Recommended annual dividend as a percentage of net income (as a percent)			78.00%
Ruble bond repurchase
Coupon rate (as a percent)																							16.75%	16.75%	16.75%	7.60%
Bond repurchase																					$ 39,200,000	1,103,000,000

VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for doubtful accounts
Changes in valuation allowances and reserves
Balance, beginning of year	$ 97,653	$ 69,603	$ 70,373
Charged to Costs and Expenses	123,352	105,260	97,460
Deductions and other adjustments	(100,537)	(77,210)	(98,230)
Balance, end of year	120,468	97,653	69,603
Valuation allowance for deferred tax assets
Changes in valuation allowances and reserves
Balance, beginning of year	182,308	26,744	26,183
Charged to Costs and Expenses		78,761
Deductions and other adjustments	(16,314)	76,803	561
Balance, end of year	$ 165,994	$ 182,308	$ 26,744

Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Entity Registrant Name	MOBILE TELESYSTEMS OJSC
Entity Central Index Key	0001115837
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,916,869,262
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY